UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

This report on Form N-CSR relates solely to the Registrant's Asset Manager Portfolio, Asset Manager: Growth Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom 2035 Portfolio, Freedom 2040 Portfolio, Freedom 2045 Portfolio, Freedom 2050 Portfolio, Freedom Income Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60%, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, and Investor Freedom Income Portfolio series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Asset Manager Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.66%
Actual		$ 1,000.00	$ 1,095.70	$ 3.43
Hypothetical A		$ 1,000.00	$ 1,021.52	$ 3.31
Service Class	.79%
Actual		$ 1,000.00	$ 1,095.30	$ 4.10
Hypothetical A		$ 1,000.00	$ 1,020.88	$ 3.96
Service Class 2.93%
Actual		$ 1,000.00	$ 1,094.30	$ 4.83
Hypothetical A		$ 1,000.00	$ 1,020.18	$ 4.66
Investor Class	.77%
Actual		$ 1,000.00	$ 1,095.00	$ 4.00
Hypothetical A		$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each of Fidelity's Equity and Fixed-Income Central Funds.

Top Five Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	2.0	0.5
Bank of America Corp.	1.6	0.3
JPMorgan Chase & Co.	1.5	0.3
Express Scripts, Inc.	1.4	0.7
PNC Financial Services Group, Inc.	1.2	0.2
	7.7
Top Five Bond Issuers as of June 30, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	13.2	14.5
U.S. Treasury Obligations	8.1	5.6
Freddie Mac	1.6	3.1
Morgan Stanley	0.4	0.5
JP Morgan Chase Commercial Mortgage Securities Trust	0.3	0.2
	23.6
Top Five Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.8	10.6
Consumer Discretionary	8.0	5.9
Energy	8.0	8.8
Information Technology	7.2	3.0
Materials	7.0	3.5
Asset Allocation (% of fund's net assets)
As of June 30, 2009 *		As of December 31, 2008 **
	Stock Class and Equity Futures 50.7%		Stock Class and Equity Futures 48.6%
	Bond Class 45.7%		Bond Class 47.5%
	Short-Term Class 3.6%		Short-Term Class 3.9%
* Foreign investments	17.5%	** Foreign investments	12.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 45.3%
	Shares	Value
CONSUMER DISCRETIONARY - 5.2%
Auto Components - 0.7%
Autoliv, Inc.	132,900	$ 3,823,533
Magna International, Inc. Class A (sub. vtg.)	47,200	2,002,682
The Goodyear Tire & Rubber Co. (a)	230,900	2,599,934
		8,426,149
Automobiles - 0.1%
Ford Motor Co. (a)	300,900	1,826,463
Hotels, Restaurants & Leisure - 0.2%
Ctrip.com International Ltd. sponsored ADR	64,200	2,972,460
Household Durables - 0.3%
Gafisa SA sponsored ADR (a)(d)	239,200	3,946,800
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	131,400	10,992,924
Priceline.com, Inc. (a)	29,100	3,246,105
		14,239,029
Media - 0.5%
The DIRECTV Group, Inc. (a)	225,500	5,572,105
Multiline Retail - 0.7%
Target Corp.	204,300	8,063,721
Specialty Retail - 1.5%
Abercrombie & Fitch Co. Class A	68,700	1,744,293
American Eagle Outfitters, Inc.	59,000	836,030
Best Buy Co., Inc.	55,200	1,848,648
Gamestop Corp. Class A (a)	48,100	1,058,681
Lowe's Companies, Inc.	353,700	6,865,317
Staples, Inc.	91,700	1,849,589
TJX Companies, Inc.	127,100	3,998,566
		18,201,124
TOTAL CONSUMER DISCRETIONARY		63,247,851
CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	184,500	8,431,650
Wal-Mart Stores, Inc.	41,500	2,010,260
		10,441,910
Food Products - 0.2%
Corn Products International, Inc.	80,400	2,153,916
Personal Products - 0.1%
Hengan International Group Co. Ltd.	204,000	955,522
TOTAL CONSUMER STAPLES		13,551,348
ENERGY - 5.4%
Energy Equipment & Services - 2.4%
Noble Corp.	169,500	5,127,375
Oceaneering International, Inc. (a)	26,100	1,179,720
Schlumberger Ltd. (NY Shares)	92,500	5,005,175

	Shares	Value
Transocean Ltd. (a)	153,200	$ 11,381,228
Weatherford International Ltd. (a)	286,300	5,600,028
		28,293,526
Oil, Gas & Consumable Fuels - 3.0%
Apache Corp.	24,200	1,746,030
Chesapeake Energy Corp.	305,130	6,050,728
China Shenhua Energy Co. Ltd. (H Shares)	628,100	2,313,869
Concho Resources, Inc. (a)	93,300	2,676,777
EOG Resources, Inc.	24,300	1,650,456
EXCO Resources, Inc. (a)	78,500	1,014,220
Hess Corp.	44,200	2,375,750
Occidental Petroleum Corp.	76,100	5,008,141
Petro-Canada	85,400	3,298,227
PT Bumi Resources Tbk	2,079,300	378,887
Range Resources Corp.	32,400	1,341,684
Southwestern Energy Co. (a)	156,000	6,060,600
Suncor Energy, Inc.	44,100	1,341,086
Ultra Petroleum Corp. (a)	27,200	1,060,800
		36,317,255
TOTAL ENERGY		64,610,781
FINANCIALS - 13.3%
Capital Markets - 3.4%
Deutsche Bank AG (NY Shares)	192,900	11,766,900
Goldman Sachs Group, Inc.	57,300	8,448,312
Morgan Stanley	420,200	11,979,902
State Street Corp.	121,900	5,753,680
The Blackstone Group LP	283,700	2,990,198
		40,938,992
Commercial Banks - 3.7%
China Construction Bank Corp. (H Shares)	2,812,000	2,180,689
Industrial & Commercial Bank of China Ltd.	3,258,000	2,270,120
PNC Financial Services Group, Inc.	367,600	14,266,556
U.S. Bancorp, Delaware	83,500	1,496,320
Wells Fargo & Co.	1,001,300	24,291,538
		44,505,223
Consumer Finance - 0.1%
SLM Corp. (a)	75,400	774,358
Diversified Financial Services - 4.6%
Apollo Global Management LLC (a)(e)	315,200	1,103,200
Bank of America Corp.	1,495,701	19,743,253
BM&F BOVESPA SA	174,200	1,040,637
CME Group, Inc.	19,200	5,973,312
Hong Kong Exchange & Clearing Ltd.	182,500	2,842,327
IntercontinentalExchange, Inc. (a)	58,900	6,728,736
JPMorgan Chase & Co.	521,600	17,791,776
		55,223,241
Insurance - 1.5%
Assured Guaranty Ltd.	85,900	1,063,442
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.	225,000	$ 2,670,750
Lincoln National Corp.	265,500	4,569,255
MBIA, Inc. (a)(d)	197,900	856,907
Principal Financial Group, Inc.	60,000	1,130,400
Prudential Financial, Inc.	47,800	1,779,116
XL Capital Ltd. Class A	481,200	5,514,552
		17,584,422
Real Estate Investment Trusts - 0.0%
Host Hotels & Resorts, Inc.	75,800	635,962
Simon Property Group, Inc.	571	29,367
		665,329
TOTAL FINANCIALS		159,691,565
HEALTH CARE - 4.9%
Biotechnology - 2.3%
Cephalon, Inc. (a)	50,200	2,843,830
Dendreon Corp. (a)	68,600	1,704,710
Gilead Sciences, Inc. (a)	193,100	9,044,804
Myriad Genetics, Inc. (a)	148,700	5,301,155
Myriad Pharmaceuticals, Inc. (a)	2,625	12,206
United Therapeutics Corp. (a)	45,900	3,824,847
Vertex Pharmaceuticals, Inc. (a)	131,000	4,668,840
		27,400,392
Health Care Equipment & Supplies - 0.2%
Covidien PLC	44,900	1,681,056
Health Care Providers & Services - 1.9%
Express Scripts, Inc. (a)	239,200	16,445,000
Humana, Inc. (a)	118,900	3,835,714
Medco Health Solutions, Inc. (a)	66,000	3,010,260
		23,290,974
Health Care Technology - 0.2%
Cerner Corp. (a)	43,200	2,690,928
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	63,500	2,472,690
Life Technologies Corp. (a)	33,200	1,385,104
		3,857,794
Pharmaceuticals - 0.0%
Elan Corp. PLC sponsored ADR (a)	67,800	431,886
TOTAL HEALTH CARE		59,353,030
INDUSTRIALS - 2.9%
Aerospace & Defense - 0.1%
AeroVironment, Inc. (a)	35,700	1,101,702
Airlines - 1.2%
AMR Corp. (a)	368,800	1,482,576

	Shares	Value
Continental Airlines, Inc. Class B (a)	260,100	$ 2,304,486
Delta Air Lines, Inc. (a)	1,935,425	11,206,111
		14,993,173
Electrical Equipment - 0.4%
Energy Conversion Devices, Inc. (a)	85,500	1,209,825
First Solar, Inc. (a)	23,000	3,728,760
		4,938,585
Industrial Conglomerates - 0.3%
Textron, Inc.	329,400	3,182,004
Road & Rail - 0.9%
CSX Corp.	124,800	4,321,824
Union Pacific Corp.	118,600	6,174,316
		10,496,140
TOTAL INDUSTRIALS		34,711,604
INFORMATION TECHNOLOGY - 6.3%
Communications Equipment - 2.1%
Cisco Systems, Inc. (a)	214,500	3,998,280
Juniper Networks, Inc. (a)	184,500	4,354,200
QUALCOMM, Inc.	169,600	7,665,920
Research In Motion Ltd. (a)	81,900	5,818,995
Riverbed Technology, Inc. (a)	133,300	3,091,227
		24,928,622
Computers & Peripherals - 1.1%
Apple, Inc. (a)	88,800	12,647,784
HTC Corp.	41,000	578,941
		13,226,725
Internet Software & Services - 1.9%
Baidu.com, Inc. sponsored ADR (a)	20,900	6,292,781
Equinix, Inc. (a)	31,100	2,262,214
Google, Inc. Class A (sub. vtg.) (a)	7,600	3,204,084
Mercadolibre, Inc. (a)(d)	126,200	3,392,256
NetEase.com, Inc. sponsored ADR (a)	49,400	1,737,892
Tencent Holdings Ltd.	483,400	5,641,819
		22,531,046
IT Services - 0.4%
Visa, Inc.	82,500	5,136,450
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.	80,600	1,333,930
Software - 0.7%
BMC Software, Inc. (a)	80,700	2,726,853
Citrix Systems, Inc. (a)	120,900	3,855,501
Microsoft Corp.	81,400	1,934,878
		8,517,232
TOTAL INFORMATION TECHNOLOGY		75,674,005
MATERIALS - 5.2%
Chemicals - 3.0%
Ashland, Inc.	124,800	3,500,640
CF Industries Holdings, Inc.	18,000	1,334,520
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.	600,100	$ 9,685,614
E.I. du Pont de Nemours & Co.	97,400	2,495,388
FMC Corp.	107,200	5,070,560
Potash Corp. of Saskatchewan, Inc.	10,500	979,404
Rockwood Holdings, Inc. (a)	124,700	1,825,608
Terra Industries, Inc.	265,600	6,432,832
The Mosaic Co.	113,600	5,032,480
		36,357,046
Construction Materials - 0.1%
Vulcan Materials Co.	30,100	1,297,310
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	68,600	1,921,486
Sealed Air Corp.	84,100	1,551,645
		3,473,131
Metals & Mining - 1.8%
Agnico-Eagle Mines Ltd. (Canada)	76,700	4,040,417
Alcoa, Inc.	426,400	4,404,712
Barrick Gold Corp.	26,400	888,625
Freeport-McMoRan Copper & Gold, Inc. Class B	106,700	5,346,737
Impala Platinum Holdings Ltd.	139,800	3,090,049
United States Steel Corp.	91,000	3,252,340
		21,022,880
TOTAL MATERIALS		62,150,367
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.2%
China Telecom Corp. Ltd. sponsored ADR	44,400	2,209,344
Wireless Telecommunication Services - 0.8%
Sprint Nextel Corp. (a)	1,438,300	6,918,223
Vivo Participacoes SA sponsored ADR	132,500	2,509,550
		9,427,773
TOTAL TELECOMMUNICATION SERVICES		11,637,117
TOTAL COMMON STOCKS (Cost $499,536,899)		544,627,668
International Equity Funds - 5.7%

Fidelity Emerging Markets Equity Central Fund (f)	114,736	16,192,692
Fidelity International Equity Central Fund (f)	948,057	52,190,513
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $104,041,709)		68,383,205
Fixed-Income Funds - 46.9%
	Shares	Value
Fidelity Floating Rate Central Fund (f)	222,538	$ 18,715,463
Fidelity High Income Central Fund 1 (f)	580,328	47,070,422
Fidelity VIP Investment Grade Central Fund (f)	4,978,648	497,864,791
TOTAL FIXED-INCOME FUNDS (Cost $583,566,860)		563,650,676
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.40% (b)	27,517,665	27,517,665
Fidelity Money Market Central Fund, 0.90% (b)	260,162	260,162
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	4,334,450	4,334,450
TOTAL MONEY MARKET FUNDS (Cost $32,112,277)		32,112,277
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $41,000)	$ 41,000	41,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,219,298,745)	1,208,814,826
NET OTHER ASSETS - (0.5)%	(6,246,264)
NET ASSETS - 100%	$ 1,202,568,562
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,103,200 or 0.1% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$41,000 due 7/01/09 at 0.01%
Barclays Capital, Inc.	$ 5,489
Deutsche Bank Securities, Inc.	4,867
ING Financial Markets LLC	1,803
J.P. Morgan Securities, Inc.	25,235
Mizuho Securities USA, Inc.	1,803
Morgan Stanley & Co., Inc.	1,803
$ 41,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,339
Fidelity Emerging Markets Equity Central Fund	183,578
Fidelity Floating Rate Central Fund	635,129
Fidelity High Income Central Fund 1	1,768,477
Fidelity International Equity Central Fund	973,650
Fidelity Money Market Central Fund	203,327
Fidelity Securities Lending Cash Central Fund	130,223
Fidelity VIP Investment Grade Central Fund	12,261,690
Total	$ 16,204,413
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Equity Central Fund	$ 12,143,658	$ -	$ -	$ 16,192,692	11.0%
Fidelity Floating Rate Central Fund	35,491,726	635,128	23,449,315	18,715,463	0.7%
Fidelity High Income Central Fund 1	27,086,222	14,273,652	-	47,070,422	10.5%
Fidelity International Equity Central Fund	49,605,349	973,650	-	52,190,513	9.7%
Fidelity VIP Investment Grade Central Fund	504,911,591	12,260,813	44,920,091	497,864,791	14.8%
Total	$ 629,238,546	$ 28,143,243	$ 68,369,406	$ 632,033,881
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments of Fidelity's Equity and Fixed-Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	23.5%
AAA,AA,A	9.8%
BBB	7.5%
BB	3.0%
B	2.5%
CCC,CC,C	0.7%
D	0.2%
Not Rated	0.3%
Equities	50.9%
Short-Term Investments and Net Other Assets	1.6%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.5%
Canada	2.3%
Switzerland	2.2%
China	2.2%
United Kingdom	1.6%
Germany	1.4%
Brazil	1.1%
Others (individually less than 1%)	6.7%
100.0%
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $205,775,316 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,159,778 and repurchase agreements of $41,000) - See accompanying schedule: Unaffiliated issuers (cost $499,577,899)	$ 544,668,668
Fidelity Central Funds (cost $719,720,846)	664,146,158
Total Investments (cost $1,219,298,745)		$ 1,208,814,826
Receivable for investments sold Regular delivery		7,564,711
Delayed delivery		169,197
Receivable for fund shares sold		385,143
Dividends receivable		688,317
Distributions receivable from Fidelity Central Funds		2,485,189
Prepaid expenses		6,070
Other receivables		52,001
Total assets		1,220,165,454

Liabilities
Payable to custodian bank	$ 77,871
Payable for investments purchased	11,770,151
Payable for fund shares redeemed	657,515
Accrued management fee	517,233
Distribution fees payable	8,100
Other affiliated payables	112,382
Other payables and accrued expenses	119,190
Collateral on securities loaned, at value	4,334,450
Total liabilities		17,596,892

Net Assets		$ 1,202,568,562
Net Assets consist of:
Paid in capital		$ 1,490,523,704
Undistributed net investment income		16,088,344
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(293,562,189)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(10,481,297)
Net Assets		$ 1,202,568,562

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,109,489,057 ÷ 98,332,336 shares)	$ 11.28

Service Class: Net Asset Value, offering price and redemption price per share ($7,480,721 ÷ 667,307 shares)	$ 11.21

Service Class 2: Net Asset Value, offering price and redemption price per share ($35,582,036 ÷ 3,208,073 shares)	$ 11.09

Investor Class: Net Asset Value, offering price and redemption price per share ($50,016,748 ÷ 4,448,955 shares)	$ 11.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 3,839,228
Interest		1,050
Income from Fidelity Central Funds		16,204,413
Total income		20,044,691

Expenses
Management fee	$ 2,947,171
Transfer agent fees	524,018
Distribution fees	46,653
Accounting and security lending fees	237,658
Custodian fees and expenses	21,690
Independent trustees' compensation	2,053
Appreciation in deferred trustee compensation account	135
Audit	27,187
Legal	2,915
Interest	855
Miscellaneous	50,462
Total expenses before reductions	3,860,797
Expense reductions	(4,396)	3,856,401
Net investment income (loss)		16,188,290
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(67,191,120)
Fidelity Central Funds	(12,128,453)
Foreign currency transactions	8,381
Futures contracts	(8,472,515)
Total net realized gain (loss)		(87,783,707)
Change in net unrealized appreciation (depreciation) on: Investment securities	175,531,235
Assets and liabilities in foreign currencies	(1,286)
Futures contracts	(960,658)
Total change in net unrealized appreciation (depreciation)		174,569,291
Net gain (loss)		86,785,584
Net increase (decrease) in net assets resulting from operations		$ 102,973,874

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,188,290	$ 43,261,967
Net realized gain (loss)	(87,783,707)	(207,933,075)
Change in net unrealized appreciation (depreciation)	174,569,291	(356,452,176)
Net increase (decrease) in net assets resulting from operations	102,973,874	(521,123,284)
Distributions to shareholders from net investment income	(1,689,160)	(41,190,249)
Distributions to shareholders from net realized gain	-	(172,526,461)
Total distributions	(1,689,160)	(213,716,710)
Share transactions - net increase (decrease)	(87,885,933)	12,608,857
Total increase (decrease) in net assets	13,398,781	(722,231,137)

Net Assets
Beginning of period	1,189,169,781	1,911,400,918
End of period (including undistributed net investment income of $16,088,344 and undistributed net investment income of $1,589,214, respectively)	$ 1,202,568,562	$ 1,189,169,781

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 16.58	$ 15.71	$ 15.04	$ 14.85	$ 14.46
Income from Investment Operations
Net investment income (loss) E	.15	.36	.44	.44	.38	.36 H
Net realized and unrealized gain (loss)	.84	(4.75)	1.88	.64	.21	.42
Total from investment operations	.99	(4.39)	2.32	1.08	.59	.78
Distributions from net investment income	(.02)	(.37)	(1.00)	(.41)	(.39)	(.39)
Distributions from net realized gain	-	(1.51)	(.45)	-	(.01)	-
Total distributions	(.02)	(1.88)	(1.45)	(.41)	(.40) J	(.39)
Net asset value, end of period	$ 11.28	$ 10.31	$ 16.58	$ 15.71	$ 15.04	$ 14.85
Total Return B, C, D	9.57%	(28.76)%	15.57%	7.32%	4.04%	5.47%
Ratios to Average Net Assets F, I
Expenses before reductions	.66% A	.63%	.63%	.65%	.64%	.66%
Expenses net of fee waivers, if any	.66% A	.63%	.63%	.65%	.64%	.66%
Expenses net of all reductions	.66% A	.63%	.62%	.63%	.63%	.65%
Net investment income (loss)	2.84% A	2.62%	2.75%	2.90%	2.60%	2.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,109,489	$ 1,093,133	$ 1,791,647	$ 2,080,545	$ 2,407,113	$ 2,751,094
Portfolio turnover rate G	111% A	90%	99%	173%	44%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.40 per share is comprised of distributions from net investment income of $.39 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.25	$ 16.48	$ 15.61	$ 14.94	$ 14.75	$ 14.37
Income from Investment Operations
Net investment income (loss)E	.14	.34	.42	.42	.36	.34H
Net realized and unrealized gain (loss)	.84	(4.71)	1.86	.64	.21	.42
Total from investment operations	.98	(4.37)	2.28	1.06	.57	.76
Distributions from net investment income	(.02)	(.35)	(.96)	(.39)	(.37)	(.38)
Distributions from net realized gain	-	(1.51)	(.45)	-	(.01)	-
Total distributions	(.02)	(1.86)	(1.41)	(.39)	(.38)J	(.38)
Net asset value, end of period	$ 11.21	$ 10.25	$ 16.48	$ 15.61	$ 14.94	$ 14.75
Total ReturnB, C, D	9.53%	(28.82)%	15.36%	7.24%	3.93%	5.36%
Ratios to Average Net AssetsF, I
Expenses before reductions	.79%A	.75%	.74%	.76%	.74%	.77%
Expenses net of fee waivers, if any	.79%A	.75%	.74%	.76%	.74%	.77%
Expenses net of all reductions	.79%A	.75%	.74%	.74%	.73%	.76%
Net investment income (loss)	2.71%A	2.50%	2.63%	2.79%	2.50%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,481	$ 7,413	$ 13,530	$ 24,021	$ 29,382	$ 33,118
Portfolio turnover rateG	111%A	90%	99%	173%	44%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.38 per share is comprised of distributions from net investment income of $.37 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 16.34	$ 15.47	$ 14.82	$ 14.64	$ 14.27
Income from Investment Operations
Net investment income (loss) E	.13	.32	.39	.39	.34	.32 H
Net realized and unrealized gain (loss)	.83	(4.67)	1.85	.63	.21	.41
Total from investment operations	.96	(4.35)	2.24	1.02	.55	.73
Distributions from net investment income	(.02)	(.33)	(.92)	(.37)	(.37)	(.36)
Distributions from net realized gain	-	(1.51)	(.45)	-	(.01)	-
Total distributions	(.02)	(1.84)	(1.37)	(.37)	(.37) J	(.36)
Net asset value, end of period	$ 11.09	$ 10.15	$ 16.34	$ 15.47	$ 14.82	$ 14.64
Total ReturnB, C, D	9.43%	(28.95)%	15.24%	7.06%	3.85%	5.18%
Ratios to Average Net AssetsF, I
Expenses before reductions	.93% A	.90%	.89%	.92%	.90%	.93%
Expenses net of fee waivers, if any	.93% A	.90%	.89%	.92%	.90%	.93%
Expenses net of all reductions	.93% A	.89%	.89%	.90%	.89%	.92%
Net investment income (loss)	2.58% A	2.36%	2.48%	2.64%	2.34%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,582	$ 37,360	$ 59,670	$ 55,585	$ 51,574	$ 36,763
Portfolio turnover rate G	111% A	90%	99%	173%	44%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.37 per share is comprised of distributions from net investment income of $.365 and distributions from net realized gain of $.005 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 16.53	$ 15.67	$ 15.03	$ 14.63
Income from Investment Operations
Net investment income (loss) E	.14	.34	.42	.42	.16
Net realized and unrealized gain (loss)	.84	(4.72)	1.87	.63	.24
Total from investment operations	.98	(4.38)	2.29	1.05	.40
Distributions from net investment income	(.02)	(.36)	(.98)	(.41)	-
Distributions from net realized gain	-	(1.51)	(.45)	-	-
Total distributions	(.02)	(1.87)	(1.43)	(.41)	-
Net asset value, end of period	$ 11.24	$ 10.28	$ 16.53	$ 15.67	$ 15.03
Total Return B, C, D	9.50%	(28.79)%	15.38%	7.16%	2.73%
Ratios to Average Net AssetsF, I
Expenses before reductions	.77% A	.73%	.75%	.78%	.82% A
Expenses net of fee waivers, if any	.77% A	.73%	.75%	.78%	.82% A
Expenses net of all reductions	.77% A	.72%	.74%	.76%	.81% A
Net investment income (loss)	2.73% A	2.53%	2.63%	2.77%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,017	$ 51,264	$ 46,555	$ 27,092	$ 9,322
Portfolio turnover rate G	111% A	90%	99%	173%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Asset Manager Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
VIP Investment Grade Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term investments

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 19, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 92,074,308
Unrealized depreciation	(102,399,643)
Net unrealized appreciation (depreciation)	$ (10,325,335)
Cost for federal income tax purposes	$ 1,219,140,161

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ (8,472,515)	$ (960,658)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (8,472,515)	$ (960,658)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(8,472,515) for futures contract.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(960,658) for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $611,747,484 and $617,275,814, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .52% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 3,559
Service Class 2	43,094
$ 46,653

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 454,758
Service Class	4,154
Service Class 2	18,031
Investor Class	47,075
$ 524,018

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $16,861 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,735,000.41%		$ 855

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,595 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $130,223.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,396 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ 1,553,578	$ 38,015,719
Service Class	10,669	246,441
Service Class 2	51,223	1,187,775
Investor Class	73,690	1,740,314
Total	$ 1,689,160	$ 41,190,249
From net realized gain
Initial Class	$ -	$ 161,149,954
Service Class	-	1,209,795
Service Class 2	-	5,555,453
Investor Class	-	4,611,259
Total	$ -	$ 172,526,461

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	1,326,749	6,061,823	$ 14,054,212	$ 86,439,618
Reinvestment of distributions	154,125	14,987,340	1,553,578	199,165,673
Shares redeemed	(9,184,546)	(23,098,451)	(93,384,228)	(307,562,568)
Net increase (decrease)	(7,703,672)	(2,049,288)	$ (77,776,438)	$ (21,957,277)
Service Class
Shares sold	81,299	194,458	$ 841,463	$ 2,734,982
Reinvestment of distributions	1,065	109,333	10,669	1,456,236
Shares redeemed	(138,325)	(401,344)	(1,393,474)	(5,497,355)
Net increase (decrease)	(55,961)	(97,553)	$ (541,342)	$ (1,306,137)
Service Class 2
Shares sold	191,724	888,154	$ 1,952,436	$ 12,478,899
Reinvestment of distributions	5,164	512,663	51,223	6,743,228
Shares redeemed	(670,434)	(1,371,993)	(6,708,284)	(18,022,815)
Net increase (decrease)	(473,546)	28,824	$ (4,704,625)	$ 1,199,312
Investor Class
Shares sold	350,955	3,564,716	$ 3,699,009	$ 51,649,057
Reinvestment of distributions	7,332	494,489	73,690	6,351,573
Shares redeemed	(897,181)	(1,887,346)	(8,636,227)	(23,327,671)
Net increase (decrease)	(538,894)	2,171,859	$ (4,863,528)	$ 34,672,959

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 29% of the total outstanding shares of the Fund, and one otherwise unaffiliated shareholder was the owner of record of 19% of the total outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,552,872,469.31	95.061
Withheld	288,502,726.49	4.939
TOTAL	5,841,375,195.80	100.000
Albert R. Gamper, Jr.
Affirmative	5,561,890,244.04	95.215
Withheld	279,484,951.76	4.785
TOTAL	5,841,375,195.80	100.000
Abigail P. Johnson
Affirmative	5,555,939,213.33	95.114
Withheld	285,435,982.47	4.886
TOTAL	5,841,375,195.80	100.000
Arthur E. Johnson
Affirmative	5,553,678,620.69	95.075
Withheld	287,696,575.11	4.925
TOTAL	5,841,375,195.80	100.000
Michael E. Kenneally
Affirmative	5,569,390,062.35	95.344
Withheld	271,985,133.45	4.656
TOTAL	5,841,375,195.80	100.000
James H. Keyes
Affirmative	5,566,176,180.94	95.289
Withheld	275,199,014.86	4.711
TOTAL	5,841,375,195.80	100.000
Marie L. Knowles
Affirmative	5,555,399,073.27	95.104
Withheld	285,976,122.53	4.896
TOTAL	5,841,375,195.80	100.000
Kenneth L. Wolfe
Affirmative	5,541,935,763.09	94.874
Withheld	299,439,432.71	5.126
TOTAL	5,841,375,195.80	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,850,324,304.70	83.034
Against	674,248,578.58	11.543
Abstain	316,802,312.52	5.423
TOTAL	5,841,375,195.80	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Asset Manager Portfolio

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAM-SANN-0809
1.705701.111

Fidelity® Variable Insurance Products:
Asset Manager: Growth Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listings, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.78%
Actual		$ 1,000.00	$ 1,089.50	$ 4.04
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Service Class	.88%
Actual		$ 1,000.00	$ 1,089.10	$ 4.56
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41
Service Class 2	1.07%
Actual		$ 1,000.00	$ 1,088.50	$ 5.54
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.36
Investor Class	.90%
Actual		$ 1,000.00	$ 1,088.80	$ 4.66
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each of Fidelity's Equity and Fixed-Income Central Funds.

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	2.7	0.6
Bank of America Corp.	2.2	0.3
JPMorgan Chase & Co.	2.0	0.4
Express Scripts, Inc.	1.8	0.8
PNC Financial Services Group, Inc.	1.6	0.2
Apple, Inc.	1.4	0.2
Morgan Stanley	1.3	0.2
Deutsche Bank AG (NY Shares)	1.3	0.0
Transocean Ltd.	1.3	0.0
Delta Air Lines, Inc.	1.2	1.5
	16.8
Market Sectors as of June 30, 2009
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.2	7.3
Information Technology	9.1	3.1
Energy	8.2	9.1
Consumer Discretionary	8.0	4.4
Materials	7.9	4.1
Health Care	7.3	12.9
Industrials	4.9	4.1
Consumer Staples	2.5	7.8
Telecommunication Services	2.1	3.7
Utilities	0.6	1.8
Asset Allocation (% of fund's net assets)
As of June 30, 2009 *		As of December 31, 2008 **
	Stock Class and Equity Futures 70.6%		Stock Class and Equity Futures 69.1%
	Bond Class 25.8%		Bond Class 29.8%
	Short-Term Class 3.6%		Short-Term Class 1.1%
* Foreign investments	23.7%	** Foreign investments	17.5%

Asset allocations in the pie chart reflect the categorization of assets as defined in the fund's prospectus in effect as of the time period indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 60.3%
	Shares	Value
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.9%
Autoliv, Inc.	22,000	$ 632,940
Magna International, Inc. Class A (sub. vtg.)	7,400	313,980
The Goodyear Tire & Rubber Co. (a)	37,700	424,502
		1,371,422
Automobiles - 0.2%
Ford Motor Co. (a)	49,800	302,286
Hotels, Restaurants & Leisure - 0.3%
Ctrip.com International Ltd. sponsored ADR	10,600	490,780
Household Durables - 0.5%
Gafisa SA sponsored ADR (a)(d)	40,100	661,650
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	21,800	1,823,788
Priceline.com, Inc. (a)	4,800	535,440
		2,359,228
Media - 0.6%
The DIRECTV Group, Inc. (a)	37,400	924,154
Multiline Retail - 0.9%
Target Corp.	33,900	1,338,033
Specialty Retail - 2.0%
Abercrombie & Fitch Co. Class A	10,800	274,212
American Eagle Outfitters, Inc.	9,700	137,449
Best Buy Co., Inc.	9,100	304,759
Gamestop Corp. Class A (a)	8,000	176,080
Lowe's Companies, Inc.	58,600	1,137,426
Staples, Inc.	15,300	308,601
TJX Companies, Inc.	21,300	670,098
		3,008,625
TOTAL CONSUMER DISCRETIONARY		10,456,178
CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	30,600	1,398,420
Wal-Mart Stores, Inc.	7,000	339,080
		1,737,500
Food Products - 0.2%
Corn Products International, Inc.	13,200	353,628
Personal Products - 0.1%
Hengan International Group Co. Ltd.	33,000	154,570
TOTAL CONSUMER STAPLES		2,245,698
ENERGY - 7.2%
Energy Equipment & Services - 3.2%
Noble Corp.	27,700	837,925
Oceaneering International, Inc. (a)	4,200	189,840
Schlumberger Ltd. (NY Shares)	15,500	838,705

	Shares	Value
Transocean Ltd. (a)	25,400	$ 1,886,966
Weatherford International Ltd. (a)	47,500	929,100
		4,682,536
Oil, Gas & Consumable Fuels - 4.0%
Apache Corp.	4,000	288,600
Chesapeake Energy Corp.	50,600	1,003,398
China Shenhua Energy Co. Ltd. (H Shares)	103,900	382,759
Concho Resources, Inc. (a)	15,400	441,826
EOG Resources, Inc.	4,100	278,472
EXCO Resources, Inc. (a)	12,900	166,668
Hess Corp.	7,300	392,375
Occidental Petroleum Corp.	12,600	829,206
Petro-Canada	14,100	544,555
PT Bumi Resources Tbk	329,900	60,114
Range Resources Corp.	5,300	219,473
Southwestern Energy Co. (a)	25,900	1,006,215
Suncor Energy, Inc.	7,600	231,117
Ultra Petroleum Corp. (a)	4,500	175,500
		6,020,278
TOTAL ENERGY		10,702,814
FINANCIALS - 17.7%
Capital Markets - 4.6%
Deutsche Bank AG (NY Shares)	31,700	1,933,700
Goldman Sachs Group, Inc.	9,500	1,400,680
Morgan Stanley	69,700	1,987,147
State Street Corp.	20,200	953,440
The Blackstone Group LP	46,900	494,326
		6,769,293
Commercial Banks - 4.9%
China Construction Bank Corp. (H Shares)	463,000	359,054
Industrial & Commercial Bank of China Ltd.	497,000	346,301
PNC Financial Services Group, Inc.	60,900	2,363,529
U.S. Bancorp, Delaware	14,200	254,464
Wells Fargo & Co.	166,000	4,027,160
		7,350,508
Consumer Finance - 0.1%
SLM Corp. (a)	12,500	128,375
Diversified Financial Services - 6.1%
Apollo Global Management LLC (a)(e)	50,700	177,450
Bank of America Corp.	247,983	3,273,376
BM&F BOVESPA SA	28,700	171,448
CME Group, Inc.	3,200	995,552
Hong Kong Exchange & Clearing Ltd.	30,100	468,789
IntercontinentalExchange, Inc. (a)	9,800	1,119,552
JPMorgan Chase & Co.	86,500	2,950,515
		9,156,682
Insurance - 1.9%
Assured Guaranty Ltd.	14,100	174,558
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.	37,100	$ 440,377
Lincoln National Corp.	43,700	752,077
MBIA, Inc. (a)(d)	34,200	148,086
Principal Financial Group, Inc.	9,900	186,516
Prudential Financial, Inc.	7,800	290,316
XL Capital Ltd. Class A	78,100	895,026
		2,886,956
Real Estate Investment Trusts - 0.1%
Host Hotels & Resorts, Inc.	12,300	103,197
Simon Property Group, Inc.	94	4,834
		108,031
TOTAL FINANCIALS		26,399,845
HEALTH CARE - 6.6%
Biotechnology - 3.0%
Cephalon, Inc. (a)	8,200	464,530
Dendreon Corp. (a)	11,200	278,320
Gilead Sciences, Inc. (a)	32,000	1,498,880
Myriad Genetics, Inc. (a)	24,600	876,990
Myriad Pharmaceuticals, Inc. (a)	375	1,744
United Therapeutics Corp. (a)	7,700	641,641
Vertex Pharmaceuticals, Inc. (a)	21,700	773,388
		4,535,493
Health Care Equipment & Supplies - 0.2%
Covidien PLC	7,600	284,544
Health Care Providers & Services - 2.6%
Express Scripts, Inc. (a)	39,700	2,729,375
Humana, Inc. (a)	19,700	635,522
Medco Health Solutions, Inc. (a)	10,900	497,149
		3,862,046
Health Care Technology - 0.3%
Cerner Corp. (a)	7,200	448,488
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	10,400	404,976
Life Technologies Corp. (a)	5,500	229,460
		634,436
Pharmaceuticals - 0.1%
Elan Corp. PLC sponsored ADR (a)	10,400	66,248
TOTAL HEALTH CARE		9,831,255
INDUSTRIALS - 3.8%
Aerospace & Defense - 0.1%
AeroVironment, Inc. (a)(d)	6,000	185,160
Airlines - 1.7%
AMR Corp. (a)	61,000	245,220

	Shares	Value
Continental Airlines, Inc. Class B (a)	43,000	$ 380,980
Delta Air Lines, Inc. (a)	318,800	1,845,852
		2,472,052
Electrical Equipment - 0.5%
Energy Conversion Devices, Inc. (a)	13,900	196,685
First Solar, Inc. (a)	3,800	616,056
		812,741
Industrial Conglomerates - 0.3%
Textron, Inc.	52,000	502,320
Road & Rail - 1.2%
CSX Corp.	20,800	720,304
Union Pacific Corp.	19,700	1,025,582
		1,745,886
TOTAL INDUSTRIALS		5,718,159
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 2.8%
Cisco Systems, Inc. (a)	35,400	659,856
Juniper Networks, Inc. (a)	30,000	708,000
QUALCOMM, Inc.	28,100	1,270,120
Research In Motion Ltd. (a)	13,700	973,385
Riverbed Technology, Inc. (a)	22,000	510,180
		4,121,541
Computers & Peripherals - 1.5%
Apple, Inc. (a)	14,700	2,093,721
HTC Corp.	7,000	98,844
		2,192,565
Internet Software & Services - 2.5%
Baidu.com, Inc. sponsored ADR (a)	3,400	1,023,706
Equinix, Inc. (a)	5,200	378,248
Google, Inc. Class A (sub. vtg.) (a)	1,200	505,908
Mercadolibre, Inc. (a)(d)	20,600	553,728
NetEase.com, Inc. sponsored ADR (a)	8,200	288,476
Tencent Holdings Ltd.	79,200	924,353
		3,674,419
IT Services - 0.6%
Visa, Inc.	13,700	852,962
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.	13,300	220,115
Software - 0.9%
BMC Software, Inc. (a)	13,300	449,407
Citrix Systems, Inc. (a)	19,900	634,611
Microsoft Corp.	13,400	318,518
		1,402,536
TOTAL INFORMATION TECHNOLOGY		12,464,138
MATERIALS - 6.8%
Chemicals - 4.0%
Ashland, Inc.	20,500	575,025
CF Industries Holdings, Inc.	3,000	222,420
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.	99,500	$ 1,605,930
E.I. du Pont de Nemours & Co.	16,100	412,482
FMC Corp.	17,800	841,940
Potash Corp. of Saskatchewan, Inc.	1,700	158,570
Rockwood Holdings, Inc. (a)	20,500	300,120
Terra Industries, Inc.	43,900	1,063,258
The Mosaic Co.	18,800	832,840
		6,012,585
Construction Materials - 0.1%
Vulcan Materials Co.	4,600	198,260
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	11,300	316,513
Sealed Air Corp.	13,700	252,765
		569,278
Metals & Mining - 2.3%
Agnico-Eagle Mines Ltd. (Canada)	12,800	674,281
Alcoa, Inc.	71,500	738,595
Barrick Gold Corp.	4,400	148,104
Freeport-McMoRan Copper & Gold, Inc. Class B	17,600	881,936
Impala Platinum Holdings Ltd.	23,100	510,587
United States Steel Corp.	13,000	464,620
		3,418,123
TOTAL MATERIALS		10,198,246
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.2%
China Telecom Corp. Ltd. sponsored ADR	7,300	363,248
Wireless Telecommunication Services - 1.1%
Sprint Nextel Corp. (a)	238,400	1,146,704
Vivo Participacoes SA sponsored ADR	21,800	412,892
		1,559,596
TOTAL TELECOMMUNICATION SERVICES		1,922,844
TOTAL COMMON STOCKS (Cost $82,578,651)		89,939,177
International Equity Funds - 10.7%

Fidelity Emerging Markets Equity Central Fund (f)	20,559	2,901,492
Fidelity International Equity Central Fund (f)	238,939	13,153,595
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $25,615,332)		16,055,087
Fixed-Income Funds - 26.6%
	Shares	Value
Fidelity Floating Rate Central Fund (f)	28,644	$ 2,408,979
Fidelity High Income Central Fund 1 (f)	71,422	5,793,000
Fidelity VIP Investment Grade Central Fund (f)	314,782	31,478,186
TOTAL FIXED-INCOME FUNDS (Cost $40,888,916)		39,680,165
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.40% (b)	3,876,321	3,876,321
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	1,313,475	1,313,475
TOTAL MONEY MARKET FUNDS (Cost $5,189,796)		5,189,796
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $29,000)	$ 29,000	29,000
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $154,301,695)	150,893,225
NET OTHER ASSETS - (1.1)%	(1,672,491)
NET ASSETS - 100%	$ 149,220,734
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $177,450 or 0.1% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$29,000 due 7/01/09 at 0.01%
Barclays Capital, Inc.	$ 3,882
Deutsche Bank Securities, Inc.	3,443
ING Financial Markets LLC	1,275
J.P. Morgan Securities, Inc.	17,850
Mizuho Securities USA, Inc.	1,275
Morgan Stanley & Co., Inc.	1,275
$ 29,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,217
Fidelity Emerging Markets Equity Central Fund	25,206
Fidelity Floating Rate Central Fund	80,716
Fidelity High Income Central Fund 1	214,677
Fidelity International Equity Central Fund	259,378
Fidelity Securities Lending Cash Central Fund	37,390
Fidelity VIP Investment Grade Central Fund	779,091
Total	$ 1,424,675
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Equity Central Fund	$ 1,519,757	$ 901,108	$ -	$ 2,901,492	2.0%
Fidelity Floating Rate Central Fund	4,420,699	80,716	2,844,994	2,408,979	0.1%
Fidelity High Income Central Fund 1	3,472,399	1,617,436	-	5,793,000	1.3%
Fidelity International Equity Central Fund	13,336,235	259,378	892,785	13,153,595	2.5%
Fidelity VIP Investment Grade Central Fund	36,813,116	3,066,769	9,988,864	31,478,186	0.9%
Total	$ 59,562,206	$ 5,925,407	$ 13,726,643	$ 55,735,252
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments of Fidelity's Equity and Fixed-Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	12.0%
AAA,AA,A	5.1%
BBB	4.1%
BB	2.0%
B	2.4%
CCC,CC,C	0.6%
D	0.2%
Not Rated	0.3%
Equities	70.8%
Short-Term Investments and Net Other Assets	2.5%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	76.3%
Switzerland	3.2%
China	3.0%
Canada	2.6%
United Kingdom	2.1%
Germany	2.0%
Brazil	1.6%
Japan	1.2%
France	1.1%
Others (individually less than 1%)	6.9%
100.0%
Income Tax Information

At December 31, 2008, the fund had a capital loss carryforward of approximately $39,978,928 of which $7,030,969, $8,613,887 and $24,334,072 will expire on December 31, 2010, 2011 and 2016, respectively.

The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $13,312,767 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,281,029 and repurchase agreements of $29,000) - See accompanying schedule: Unaffiliated issuers (cost $82,607,651)	$ 89,968,177
Fidelity Central Funds (cost $71,694,044)	60,925,048
Total Investments (cost $154,301,695)		$ 150,893,225
Foreign currency held at value (cost $(12))		7
Receivable for investments sold Regular delivery		1,236,300
Delayed delivery		24,448
Receivable for fund shares sold		12,728
Dividends receivable		92,331
Interest receivable		2
Distributions receivable from Fidelity Central Funds		182,547
Prepaid expenses		769
Other receivables		726
Total assets		152,443,083

Liabilities
Payable to custodian bank	$ 5,559
Payable for investments purchased	1,698,222
Payable for fund shares redeemed	82,021
Accrued management fee	71,292
Distribution fees payable	1,693
Other affiliated payables	16,025
Other payables and accrued expenses	34,062
Collateral on securities loaned, at value	1,313,475
Total liabilities		3,222,349

Net Assets		$ 149,220,734
Net Assets consist of:
Paid in capital		$ 219,109,034
Undistributed net investment income		1,449,545
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(67,930,669)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,407,176)
Net Assets		$ 149,220,734

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($118,366,636 ÷ 11,233,611 shares)	$ 10.54

Service Class: Net Asset Value, offering price and redemption price per share ($3,288,609 ÷ 314,184 shares)	$ 10.47

Service Class 2: Net Asset Value, offering price and redemption price per share ($6,792,274 ÷ 652,549 shares)	$ 10.41

Investor Class: Net Asset Value, offering price and redemption price per share ($20,773,215 ÷ 1,979,021 shares)	$ 10.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 610,320
Interest		307
Income from Fidelity Central Funds		1,424,675
Total income		2,035,302

Expenses
Management fee	$ 398,547
Transfer agent fees	76,369
Distribution fees	9,336
Accounting and security lending fees	34,992
Custodian fees and expenses	19,492
Independent trustees' compensation	254
Audit	25,274
Legal	493
Miscellaneous	6,041
Total expenses before reductions	570,798
Expense reductions	(2,664)	568,134
Net investment income (loss)		1,467,168
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,860,971)
Fidelity Central Funds	(2,194,007)
Foreign currency transactions	1,754
Futures contracts	(2,318,382)
Total net realized gain (loss)		(15,371,606)
Change in net unrealized appreciation (depreciation) on: Investment securities	25,924,078
Assets and liabilities in foreign currencies	(268)
Futures contracts	(262,870)
Total change in net unrealized appreciation (depreciation)		25,660,940
Net gain (loss)		10,289,334
Net increase (decrease) in net assets resulting from operations		$ 11,756,502

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,467,168	$ 4,019,097
Net realized gain (loss)	(15,371,606)	(36,724,964)
Change in net unrealized appreciation (depreciation)	25,660,940	(56,957,566)
Net increase (decrease) in net assets resulting from operations	11,756,502	(89,663,433)
Distributions to shareholders from net investment income	(89,896)	(3,919,898)
Distributions to shareholders from net realized gain	-	(155,222)
Total distributions	(89,896)	(4,075,120)
Share transactions - net increase (decrease)	(10,710,629)	31,697
Total increase (decrease) in net assets	955,977	(93,706,856)

Net Assets
Beginning of period	148,264,757	241,971,613
End of period (including undistributed net investment income of $1,449,545 and undistributed net investment income of $72,273, respectively)	$ 149,220,734	$ 148,264,757

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 15.51	$ 13.60	$ 12.97	$ 12.78	$ 12.33
Income from Investment Operations
Net investment income (loss) E	.10	.26	.29	.26	.24	.26 H
Net realized and unrealized gain (loss)	.77	(5.82)	2.24	.63	.25	.47
Total from investment operations	.87	(5.56)	2.53	.89	.49	.73
Distributions from net investment income	(.01)	(.26)	(.62)	(.26)	(.30)	(.28)
Distributions from net realized gain	-	(.01)	-	-	-	-
Total distributions	(.01)	(.27)	(.62)	(.26)	(.30)	(.28)
Net asset value, end of period	$ 10.54	$ 9.68	$ 15.51	$ 13.60	$ 12.97	$ 12.78
Total Return B, C, D	8.95%	(35.81)%	18.97%	6.99%	3.89%	5.98%
Ratios to Average Net Assets F, I
Expenses before reductions	.78% A	.74%	.74%	.77%	.74%	.75%
Expenses net of fee waivers, if any	.78% A	.74%	.74%	.77%	.74%	.75%
Expenses net of all reductions	.78% A	.73%	.73%	.73%	.72%	.74%
Net investment income (loss)	2.11% A	1.90%	1.98%	2.01%	1.93%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 118,367	$ 118,672	$ 211,867	$ 212,222	$ 260,968	$ 306,137
Portfolio turnover rate G	151% A	110%	132%	233%	43%	57%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.62	$ 15.41	$ 13.51	$ 12.88	$ 12.69	$ 12.25
Income from Investment Operations
Net investment income (loss) E	.10	.24	.27	.25	.23	.25 H
Net realized and unrealized gain (loss)	.76	(5.77)	2.22	.63	.24	.46
Total from investment operations	.86	(5.53)	2.49	.88	.47	.71
Distributions from net investment income	(.01)	(.25)	(.59)	(.25)	(.28)	(.27)
Distributions from net realized gain	-	(.01)	-	-	-	-
Total distributions	(.01)	(.26)	(.59)	(.25)	(.28)	(.27)
Net asset value, end of period	$ 10.47	$ 9.62	$ 15.41	$ 13.51	$ 12.88	$ 12.69
Total Return B, C, D	8.91%	(35.88)%	18.79%	6.93%	3.79%	5.85%
Ratios to Average Net Assets F, I
Expenses before reductions	.88% A	.84%	.84%	.87%	.84%	.88%
Expenses net of fee waivers, if any	.88% A	.84%	.84%	.87%	.84%	.88%
Expenses net of all reductions	.88% A	.83%	.83%	.83%	.82%	.87%
Net investment income (loss)	2.01% A	1.80%	1.88%	1.91%	1.83%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,289	$ 2,911	$ 5,113	$ 4,977	$ 5,604	$ 5,907
Portfolio turnover rate G	151% A	110%	132%	233%	43%	57%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 15.34	$ 13.42	$ 12.81	$ 12.61	$ 12.19
Income from Investment Operations
Net investment income (loss) E	.09	.22	.25	.22	.20	.22 H
Net realized and unrealized gain (loss)	.76	(5.75)	2.21	.62	.25	.46
Total from investment operations	.85	(5.53)	2.46	.84	.45	.68
Distributions from net investment income	(.01)	(.23)	(.54)	(.23)	(.25)	(.26)
Distributions from net realized gain	-	(.01)	-	-	-	-
Total distributions	(.01)	(.24)	(.54)	(.23)	(.25)	(.26)
Net asset value, end of period	$ 10.41	$ 9.57	$ 15.34	$ 13.42	$ 12.81	$ 12.61
Total Return B, C, D	8.85%	(36.05)%	18.68%	6.64%	3.65%	5.63%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07% A	1.01%	1.02%	1.05%	1.03%	1.06%
Expenses net of fee waivers, if any	1.07% A	1.01%	1.02%	1.05%	1.03%	1.06%
Expenses net of all reductions	1.06% A	1.01%	1.01%	1.02%	1.02%	1.05%
Net investment income (loss)	1.82% A	1.62%	1.70%	1.73%	1.64%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,792	$ 6,545	$ 8,622	$ 6,205	$ 5,854	$ 6,399
Portfolio turnover rate G	151% A	110%	132%	233%	43%	57%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.65	$ 15.46	$ 13.56	$ 12.96	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.10	.24	.27	.24	.10
Net realized and unrealized gain (loss)	.76	(5.78)	2.23	.63	.26
Total from investment operations	.86	(5.54)	2.50	.87	.36
Distributions from net investment income	(.01)	(.26)	(.60)	(.27)	-
Distributions from net realized gain	-	(.01)	-	-	-
Total distributions	(.01)	(.27)	(.60)	(.27)	-
Net asset value, end of period	$ 10.50	$ 9.65	$ 15.46	$ 13.56	$ 12.96
Total Return B, C, D	8.88%	(35.85)%	18.78%	6.80%	2.86%
Ratios to Average Net Assets F, I
Expenses before reductions	.90% A	.83%	.86%	.92%	.96% A
Expenses net of fee waivers, if any	.90% A	.83%	.86%	.92%	.96% A
Expenses net of all reductions	.89% A	.83%	.86%	.89%	.94% A
Net investment income (loss)	2.00% A	1.81%	1.86%	1.86%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,773	$ 20,137	$ 16,370	$ 6,882	$ 1,330
Portfolio turnover rate G	151% A	110%	132%	233%	43%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Asset Manager: Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
VIP Investment Grade Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term investments

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 19, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 14,772,791
Unrealized depreciation	(20,104,420)
Net unrealized appreciation (depreciation)	$ (5,331,629)
Cost for federal income tax purposes	$ 156,224,854

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ (2,318,382)	$ (262,870)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (2,318,382)	$ (262,870)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(2,318,382) for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(262,870) for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $101,875,022 and $100,208,921, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 1,505
Service Class 2	7,831
$ 9,336

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 51,268
Service Class	1,371
Service Class 2	4,050
Investor Class	19,680
$ 76,369

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,733 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $445 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $37,390.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,664 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ 71,874	$ 3,156,178
Service Class	1,959	74,386
Service Class 2	3,927	154,880
Investor Class	12,136	534,454
Total	$ 89,896	$ 3,919,898

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders - continued

	Six months ended June 30, 2009	Year ended December 31, 2008
From net realized gain
Initial Class	$ -	$ 134,082
Service Class	-	3,340
Service Class 2	-	5,826
Investor Class	-	11,974
Total	$ -	$ 155,222

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	208,251	788,921	$ 2,030,408	$ 11,612,217
Reinvestment of distributions	7,737	341,444	71,874	3,290,259
Shares redeemed	(1,243,902)	(2,528,396)	(11,762,881)	(32,539,541)
Net increase (decrease)	(1,027,914)	(1,398,031)	$ (9,660,599)	$ (17,637,065)
Service Class
Shares sold	49,743	35,332	$ 466,793	$ 498,951
Reinvestment of distributions	212	8,103	1,959	77,726
Shares redeemed	(38,346)	(72,605)	(356,481)	(983,626)
Net increase (decrease)	11,609	(29,170)	$ 112,271	$ (406,949)
Service Class 2
Shares sold	151,634	560,755	$ 1,395,281	$ 8,209,547
Reinvestment of distributions	428	16,882	3,927	160,705
Shares redeemed	(183,065)	(456,264)	(1,679,605)	(6,362,669)
Net increase (decrease)	(31,003)	121,373	$ (280,397)	$ 2,007,583
Investor Class
Shares sold	154,972	1,603,388	$ 1,555,163	$ 23,239,995
Reinvestment of distributions	1,311	57,262	12,136	546,428
Shares redeemed	(264,624)	(631,891)	(2,449,203)	(7,718,295)
Net increase (decrease)	(108,341)	1,028,759	$ (881,904)	$ 16,068,128

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 74% of the total outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,552,872,469.31	95.061
Withheld	288,502,726.49	4.939
TOTAL	5,841,375,195.80	100.000
Albert R. Gamper, Jr.
Affirmative	5,561,890,244.04	95.215
Withheld	279,484,951.76	4.785
TOTAL	5,841,375,195.80	100.000
Abigail P. Johnson
Affirmative	5,555,939,213.33	95.114
Withheld	285,435,982.47	4.886
TOTAL	5,841,375,195.80	100.000
Arthur E. Johnson
Affirmative	5,553,678,620.69	95.075
Withheld	287,696,575.11	4.925
TOTAL	5,841,375,195.80	100.000
Michael E. Kenneally
Affirmative	5,569,390,062.35	95.344
Withheld	271,985,133.45	4.656
TOTAL	5,841,375,195.80	100.000
James H. Keyes
Affirmative	5,566,176,180.94	95.289
Withheld	275,199,014.86	4.711
TOTAL	5,841,375,195.80	100.000
Marie L. Knowles
Affirmative	5,555,399,073.27	95.104
Withheld	285,976,122.53	4.896
TOTAL	5,841,375,195.80	100.000
Kenneth L. Wolfe
Affirmative	5,541,935,763.09	94.874
Withheld	299,439,432.71	5.126
TOTAL	5,841,375,195.80	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,850,324,304.70	83.034
Against	674,248,578.58	11.543
Abstain	316,802,312.52	5.423
TOTAL	5,841,375,195.80	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Asset Manager: Growth Portfolio

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAMG-SANN-0809
1.705700.111

Fidelity® Variable Insurance Products:
Freedom Funds -
Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Freedom Income Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2005 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2010 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2015 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2020 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2025 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2030 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2035 Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2040 Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2045 Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2050 Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

VIP Freedom Funds Portfolio

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009), except for VIP Freedom 2035, VIP Freedom 2040, VIP Freedom 2045 and VIP Freedom 2050. For VIP Freedom 2035, VIP Freedom 2040, VIP Freedom 2045 and VIP Freedom 2050, the actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 8, 2009 to June 30, 2009). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value June 30, 2009	Expenses Paid During Period
VIP Freedom Income
Initial Class	.00%
Actual		$ 1,000.00	$ 1,057.60	$ .00B
Hypothetical A		$ 1,000.00	$ 1,024.79	$ .00B
Service Class	.10%
Actual		$ 1,000.00	$ 1,057.60	$ .51B
Hypothetical A		$ 1,000.00	$ 1,024.30	$ .50B
Service Class 2.25%
Actual		$ 1,000.00	$ 1,055.50	$ 1.27B
Hypothetical A		$ 1,000.00	$ 1,023.55	$ 1.25B
VIP Freedom 2005
Initial Class	.00%
Actual		$ 1,000.00	$ 1,069.80	$ .00B
Hypothetical A		$ 1,000.00	$ 1,024.79	$ .00B
Service Class	.10%
Actual		$ 1,000.00	$ 1,069.80	$ .51B
Hypothetical A		$ 1,000.00	$ 1,024.30	$ .50B
Service Class 2.25%
Actual		$ 1,000.00	$ 1,069.70	$ 1.28B
Hypothetical A		$ 1,000.00	$ 1,023.55	$ 1.25B
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value June 30, 2009	Expenses Paid During Period
VIP Freedom 2010
Initial Class	.00%
Actual		$ 1,000.00	$ 1,074.00	$ .00 B
Hypothetical A		$ 1,000.00	$ 1,024.79	$ .00 B
Service Class	.10%
Actual		$ 1,000.00	$ 1,072.80	$ .51 B
Hypothetical A		$ 1,000.00	$ 1,024.30	$ .50 B
Service Class 2.25%
Actual		$ 1,000.00	$ 1,071.80	$ 1.28 B
Hypothetical A		$ 1,000.00	$ 1,023.55	$ 1.25 B
VIP Freedom 2015
Initial Class	.00%
Actual		$ 1,000.00	$ 1,074.50	$ .00 B
Hypothetical A		$ 1,000.00	$ 1,024.79	$ .00 B
Service Class	.10%
Actual		$ 1,000.00	$ 1,074.50	$ .51 B
Hypothetical A		$ 1,000.00	$ 1,024.30	$ .50 B
Service Class 2.25%
Actual		$ 1,000.00	$ 1,074.70	$ 1.29 B
Hypothetical A		$ 1,000.00	$ 1,023.55	$ 1.25 B
VIP Freedom 2020
Initial Class	.00%
Actual		$ 1,000.00	$ 1,081.90	$ .00 B
Hypothetical A		$ 1,000.00	$ 1,024.79	$ .00 B
Service Class	.10%
Actual		$ 1,000.00	$ 1,080.70	$ .52 B
Hypothetical A		$ 1,000.00	$ 1,024.30	$ .50 B
Service Class 2.25%
Actual		$ 1,000.00	$ 1,079.50	$ 1.29 B
Hypothetical A		$ 1,000.00	$ 1,023.55	$ 1.25 B
VIP Freedom 2025
Initial Class	.00%
Actual		$ 1,000.00	$ 1,081.20	$ .00 B
Hypothetical A		$ 1,000.00	$ 1,024.79	$ .00 B
Service Class	.10%
Actual		$ 1,000.00	$ 1,081.20	$ .52 B
Hypothetical A		$ 1,000.00	$ 1,024.30	$ .50 B
Service Class 2.25%
Actual		$ 1,000.00	$ 1,081.50	$ 1.29 B
Hypothetical A		$ 1,000.00	$ 1,023.55	$ 1.25 B
VIP Freedom 2030
Initial Class	.00%
Actual		$ 1,000.00	$ 1,080.80	$ .00 B
Hypothetical A		$ 1,000.00	$ 1,024.79	$ .00 B
Service Class	.10%
Actual		$ 1,000.00	$ 1,079.30	$ .52 B
Hypothetical A		$ 1,000.00	$ 1,024.30	$ .50 B
Service Class 2.25%
Actual		$ 1,000.00	$ 1,078.00	$ 1.29 B
Hypothetical A		$ 1,000.00	$ 1,023.55	$ 1.25 B
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value June 30, 2009	Expenses Paid During Period
VIP Freedom 2035
Initial Class	.00%
Actual		$ 1,000.00	$ 1,144.00	$ .00 C
Hypothetical A		$ 1,000.00	$ 1,024.79	$ .00 B
Service Class	.10%
Actual		$ 1,000.00	$ 1,143.00	$ .25 C
Hypothetical A		$ 1,000.00	$ 1,024.30	$ .50 B
Service Class 2.25%
Actual		$ 1,000.00	$ 1,143.00	$ .62 C
Hypothetical A		$ 1,000.00	$ 1,023.55	$ 1.25 B
VIP Freedom 2040
Initial Class	.00%
Actual		$ 1,000.00	$ 1,147.00	$ .00 C
Hypothetical A		$ 1,000.00	$ 1,024.79	$ .00 B
Service Class	.10%
Actual		$ 1,000.00	$ 1,146.00	$ .25 C
Hypothetical A		$ 1,000.00	$ 1,024.30	$ .50 B
Service Class 2.25%
Actual		$ 1,000.00	$ 1,146.00	$ .62 C
Hypothetical A		$ 1,000.00	$ 1,023.55	$ 1.25 B
VIP Freedom 2045
Initial Class	.00%
Actual		$ 1,000.00	$ 1,148.00	$ .00 C
Hypothetical A		$ 1,000.00	$ 1,024.79	$ .00 B
Service Class	.10%
Actual		$ 1,000.00	$ 1,148.00	$ .25 C
Hypothetical A		$ 1,000.00	$ 1,024.30	$ .50 B
Service Class 2.25%
Actual		$ 1,000.00	$ 1,147.00	$ .62 C
Hypothetical A		$ 1,000.00	$ 1,023.55	$ 1.25 B
VIP Freedom 2050
Initial Class	.00%
Actual		$ 1,000.00	$ 1,153.00	$ .00 C
Hypothetical A		$ 1,000.00	$ 1,024.79	$ .00 B
Service Class	.10%
Actual		$ 1,000.00	$ 1,152.00	$ .25 C
Hypothetical A		$ 1,000.00	$ 1,024.30	$ .50 B
Service Class 2.25%
Actual		$ 1,000.00	$ 1,152.00	$ .62 C
Hypothetical A		$ 1,000.00	$ 1,023.55	$ 1.25 B

A 5% return per year before expenses

B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

C Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 84/ 365 (to reflect the period April 8, 2009 to June 30, 2009).

The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

VIP Freedom Funds Portfolio

VIP Freedom Income Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	3.4	3.4
VIP Equity-Income Portfolio Initial Class	3.9	3.9
VIP Growth & Income Portfolio Initial Class	3.9	3.8
VIP Growth Portfolio Initial Class	3.7	3.7
VIP Mid Cap Portfolio Initial Class	1.5	1.4
VIP Value Portfolio Initial Class	3.5	3.5
VIP Value Strategies Portfolio Initial Class	1.7	1.5
	21.6	21.2
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	5.4	4.7
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	35.6	34.9
Short-Term Funds
VIP Money Market Portfolio Initial Class	37.4	39.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	21.6%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	35.6%
Short-Term Funds	37.4%

Six months ago
Domestic Equity Funds	21.2%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	34.9%
Short-Term Funds	39.2%

The six months ago allocation is based on the fund's holdings as of December 31, 2008. The current allocation is based on the fund's holdings as of June 30, 2009.

Semiannual Report

VIP Freedom Income Portfolio

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 21.6%
	Shares	Value
Domestic Equity Funds - 21.6%
VIP Contrafund Portfolio Initial Class	32,612	$ 544,955
VIP Equity-Income Portfolio Initial Class	45,024	620,879
VIP Growth & Income Portfolio Initial Class	65,593	610,013
VIP Growth Portfolio Initial Class	23,937	588,122
VIP Mid Cap Portfolio Initial Class	11,494	242,410
VIP Value Portfolio Initial Class	77,693	560,940
VIP Value Strategies Portfolio Initial Class	45,344	265,263
TOTAL EQUITY FUNDS (Cost $4,587,758)		3,432,582
Fixed-Income Funds - 41.0%

High Yield Fixed-Income Funds - 5.4%
VIP High Income Portfolio Initial Class	178,123	865,676
Investment Grade Fixed-Income Funds - 35.6%
VIP Investment Grade Bond Portfolio Initial Class	467,778	5,664,790
TOTAL FIXED-INCOME FUNDS (Cost $6,814,685)		6,530,466
Short-Term Funds - 37.4%

VIP Money Market Portfolio Initial Class (Cost $5,944,356)	5,944,358	5,944,357
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $17,346,799)		$ 15,907,405
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $17,346,799) - See accompanying schedule		$ 15,907,405
Receivable for investments sold		4,739
Receivable for fund shares sold		4,853
Total assets		15,916,997

Liabilities
Payable to custodian bank	$ 704
Payable for investments purchased	268
Payable for fund shares redeemed	4,227
Distribution fees payable	1,201
Total liabilities		6,400

Net Assets		$ 15,910,597
Net Assets consist of:
Paid in capital		$ 17,205,478
Undistributed net investment income		299,390
Accumulated undistributed net realized gain (loss) on investments		(154,877)
Net unrealized appreciation (depreciation) on investments		(1,439,394)
Net Assets		$ 15,910,597

Initial Class: Net Asset Value, offering price and redemption price per share ($9,629,697 ÷ 1,005,418 shares)		$ 9.58

Service Class: Net Asset Value, offering price and redemption price per share ($202,557 ÷ 21,148 shares)		$ 9.58

Service Class 2: Net Asset Value, offering price and redemption price per share ($6,078,343 ÷ 636,873 shares)		$ 9.54

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 297,880

Expenses
Distribution fees	$ 6,543
Independent trustees' compensation	25
Total expenses before reductions	6,568
Expense reductions	(25)	6,543
Net investment income (loss)		291,337
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(8,418)
Capital gain distributions from underlying funds	7,169	(1,249)
Change in net unrealized appreciation (depreciation) on underlying funds		556,696
Net gain (loss)		555,447
Net increase (decrease) in net assets resulting from operations		$ 846,784

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 291,337	$ 530,385
Net realized gain (loss)	(1,249)	74,328
Change in net unrealized appreciation (depreciation)	556,696	(2,273,534)
Net increase (decrease) in net assets resulting from operations	846,784	(1,668,821)
Distributions to shareholders from net investment income	-	(526,141)
Distributions to shareholders from net realized gain	(124,526)	(255,456)
Total distributions	(124,526)	(781,597)
Share transactions - net increase (decrease)	1,117,384	2,483,235
Total increase (decrease) in net assets	1,839,642	32,817

Net Assets
Beginning of period	14,070,955	14,038,138
End of period (including undistributed net investment income of $299,390 and undistributed net investment income of $8,053, respectively)	$ 15,910,597	$ 14,070,955

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.14	$ 10.80	$ 10.71	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.19	.36	.43	.40	.16
Net realized and unrealized gain (loss)	.33	(1.48)	.22	.32	.30
Total from investment operations	.52	(1.12)	.65	.72	.46
Distributions from net investment income	-	(.37)	(.44)	(.32)	(.10)
Distributions from net realized gain	(.08)	(.17)	(.12)	(.05)	-
Total distributions	(.08)	(.54)	(.56)	(.37)	(.10)
Net asset value, end of period	$ 9.58	$ 9.14	$ 10.80	$ 10.71	$ 10.36
Total Return B,C,D	5.76%	(10.45)%	6.10%	6.94%	4.58%
Ratios to Average Net Assets F,H
Expenses before reductions	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	4.09% A	3.50%	3.93%	3.75%	2.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,630	$ 8,976	$ 10,035	$ 9,398	$ 5,954
Portfolio turnover rate	30% A	55%	56%	44%	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Income Portfolio

Financial Statements - continued

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.14	$ 10.81	$ 10.71	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.18	.35	.42	.39	.16
Net realized and unrealized gain (loss)	.34	(1.50)	.23	.32	.29
Total from investment operations	.52	(1.15)	.65	.71	.45
Distributions from net investment income	-	(.35)	(.43)	(.31)	(.09)
Distributions from net realized gain	(.08)	(.17)	(.12)	(.05)	-
Total distributions	(.08)	(.52)	(.55)	(.36)	(.09)
Net asset value, end of period	$ 9.58	$ 9.14	$ 10.81	$ 10.71	$ 10.36
Total Return B,C,D	5.76%	(10.65)%	6.10%	6.83%	4.51%
Ratios to Average Net Assets F,H
Expenses before reductions	.10% A	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10 %A
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10% A
Net investment income (loss)	3.99% A	3.40%	3.83%	3.65%	2.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 203	$ 258	$ 414	$ 391	$ 366
Portfolio turnover rate	30% A	55%	56%	44%	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 10.78	$ 10.69	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.18	.33	.40	.37	.15
Net realized and unrealized gain (loss)	.32	(1.48)	.23	.32	.29
Total from investment operations	.50	(1.15)	.63	.69	.44
Distributions from net investment income	-	(.34)	(.42)	(.31)	(.08)
Distributions from net realized gain	(.08)	(.17)	(.12)	(.05)	-
Total distributions	(.08)	(.51)	(.54)	(.36)	(.08)
Net asset value, end of period	$ 9.54	$ 9.12	$ 10.78	$ 10.69	$ 10.36
Total Return B,C,D	5.55%	(10.70)%	5.92%	6.61%	4.41%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	3.85% A	3.25%	3.68%	3.50%	2.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,078	$ 4,836	$ 3,589	$ 1,061	$ 365
Portfolio turnover rate	30% A	55%	56%	44%	12% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period
April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

VIP Freedom 2005 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	6.3	6.3
VIP Equity-Income Portfolio Initial Class	7.1	7.4
VIP Growth & Income Portfolio Initial Class	7.0	7.2
VIP Growth Portfolio Initial Class	6.8	7.0
VIP Mid Cap Portfolio Initial Class	2.9	2.7
VIP Value Portfolio Initial Class	6.4	6.4
VIP Value Strategies Portfolio Initial Class	3.1	2.8
	39.6	39.8
International Equity Funds
VIP Overseas Portfolio Initial Class	8.6	8.9
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	5.3	4.6
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	33.3	32.8
Short-Term Funds
VIP Money Market Portfolio Initial Class	13.2	13.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	39.6%
International Equity Funds	8.6%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	33.3%
Short-Term Funds	13.2%

Six months ago
Domestic Equity Funds	39.8%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	32.8%
Short-Term Funds	13.9%

Expected
Domestic Equity Funds	37.4%
International Equity Funds	7.4%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	32.3%
Short-Term Funds	17.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2008. The current allocation is based on the fund's holdings as of June 30, 2009. The expected allocation represents the fund's anticipated allocation at December 31, 2009.

Semiannual Report

VIP Freedom 2005 Portfolio

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.2%
	Shares	Value
Domestic Equity Funds - 39.6%
VIP Contrafund Portfolio Initial Class	25,747	$ 430,237
VIP Equity-Income Portfolio Initial Class	35,240	485,957
VIP Growth & Income Portfolio Initial Class	51,508	479,026
VIP Growth Portfolio Initial Class	18,888	464,080
VIP Mid Cap Portfolio Initial Class	9,167	193,342
VIP Value Portfolio Initial Class	60,693	438,205
VIP Value Strategies Portfolio Initial Class	35,520	207,789
TOTAL DOMESTIC EQUITY FUNDS		2,698,636
International Equity Funds - 8.6%
VIP Overseas Portfolio Initial Class	46,545	583,679
TOTAL EQUITY FUNDS (Cost $4,715,177)		3,282,315
Fixed-Income Funds - 38.6%

High Yield Fixed-Income Funds - 5.3%
VIP High Income Portfolio Initial Class	74,339	361,285
Investment Grade Fixed-Income Funds - 33.3%
VIP Investment Grade Bond Portfolio Initial Class	187,393	2,269,324
TOTAL FIXED-INCOME FUNDS (Cost $2,748,435)		2,630,609
Short-Term Funds - 13.2%

VIP Money Market Portfolio Initial Class (Cost $898,336)	898,336	898,336
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,361,948)		$ 6,811,260
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2005 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $8,361,948) - See accompanying schedule		$ 6,811,260
Receivable for investments sold		149
Total assets		6,811,409

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	43
Payable for fund shares redeemed	145
Distribution fees payable	66
Total liabilities		256

Net Assets		$ 6,811,153
Net Assets consist of:
Paid in capital		$ 8,467,288
Undistributed net investment income		115,868
Accumulated undistributed net realized gain (loss) on investments		(221,315)
Net unrealized appreciation (depreciation) on investments		(1,550,688)
Net Assets		$ 6,811,153

Initial Class: Net Asset Value, offering price and redemption price per share ($6,385,833 ÷ 751,943 shares)		$ 8.49

Service Class: Net Asset Value, offering price and redemption price per share ($210,950 ÷ 24,844 shares)		$ 8.49

Service Class 2: Net Asset Value, offering price and redemption price per share ($214,370 ÷ 25,254 shares)		$ 8.49

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 115,869

Expenses
Distribution fees	$ 409
Independent trustees' compensation	11
Total expenses before reductions	420
Expense reductions	(11)	409
Net investment income (loss)		115,460
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(44,852)
Capital gain distributions from underlying funds	3,757	(41,095)
Change in net unrealized appreciation (depreciation) on underlying funds		318,264
Net gain (loss)		277,169
Net increase (decrease) in net assets resulting from operations		$ 392,629

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 115,460	$ 252,457
Net realized gain (loss)	(41,095)	78,806
Change in net unrealized appreciation (depreciation)	318,264	(2,401,553)
Net increase (decrease) in net assets resulting from operations	392,629	(2,070,290)
Distributions to shareholders from net investment income	-	(254,465)
Distributions to shareholders from net realized gain	(146,214)	(289,495)
Total distributions	(146,214)	(543,960)
Share transactions - net increase (decrease)	51,472	(980,278)
Total increase (decrease) in net assets	297,887	(3,594,528)

Net Assets
Beginning of period	6,513,266	10,107,794
End of period (including undistributed net investment income of $115,868 and undistributed net investment income of $408, respectively)	$ 6,811,153	$ 6,513,266

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.14	$ 11.59	$ 11.41	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.34	.38	.31	.09
Net realized and unrealized gain (loss)	.39	(3.06)	.60	.72	.71
Total from investment operations	.54	(2.72)	.98	1.03	.80
Distributions from net investment income	-	(.34)	(.34)	(.31)	(.06)
Distributions from net realized gain	(.19)	(.39)	(.47)	(.05)	-
Total distributions	(.19)	(.73)	(.80) I	(.36)	(.06)
Net asset value, end of period	$ 8.49	$ 8.14	$ 11.59	$ 11.41	$ 10.74
Total Return B,C,D	6.98%	(23.83)%	8.65%	9.59%	7.98%
Ratios to Average Net Assets F,H
Expenses before reductions	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.73% A	3.29%	3.20%	2.82%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,386	$ 5,993	$ 9,203	$ 7,871	$ 5,284
Portfolio turnover rate	49% A	51%	51%	56%	43% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.800 per share is comprised of distributions from net investment income of $.335 and distributions from net realized gain of $.465 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.14	$ 11.59	$ 11.41	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.33	.37	.30	.08
Net realized and unrealized gain (loss)	.40	(3.06)	.60	.72	.71
Total from investment operations	.54	(2.73)	.97	1.02	.79
Distributions from net investment income	-	(.33)	(.32)	(.30)	(.05)
Distributions from net realized gain	(.19)	(.39)	(.47)	(.05)	-
Total distributions	(.19)	(.72)	(.79) I	(.35)	(.05)
Net asset value, end of period	$ 8.49	$ 8.14	$ 11.59	$ 11.41	$ 10.74
Total Return B,C,D	6.98%	(23.95)%	8.55%	9.48%	7.91%
Ratios to Average Net Assets F,H
Expenses before reductions	.10% A	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10% A
Net investment income (loss)	3.63% A	3.19%	3.10%	2.72%	1.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 211	$ 250	$ 449	$ 414	$ 378
Portfolio turnover rate	49% A	51%	51%	56%	43% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.788 per share is comprised of distributions from net investment income of $.323 and distributions from net realized gain of $.465 per share.

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.14	$ 11.59	$ 11.41	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.31	.35	.29	.07
Net realized and unrealized gain (loss)	.40	(3.06)	.60	.71	.71
Total from investment operations	.54	(2.75)	.95	1.00	.78
Distributions from net investment income	-	(.31)	(.31)	(.28)	(.04)
Distributions from net realized gain	(.19)	(.39)	(.47)	(.05)	-
Total distributions	(.19)	(.70)	(.77) I	(.33)	(.04)
Net asset value, end of period	$ 8.49	$ 8.14	$ 11.59	$ 11.41	$ 10.74
Total Return B,C,D	6.97%	(24.12)%	8.40%	9.34%	7.80%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	3.48% A	3.04%	2.95%	2.57%	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 214	$ 271	$ 456	$ 413	$ 377
Portfolio turnover rate	49% A	51%	51%	56%	43% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.771 per share is comprised of distributions from net investment income of $.306 and distributions from net realized gain of $.465 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

VIP Freedom 2010 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	6.6	6.5
VIP Equity-Income Portfolio Initial Class	7.4	7.6
VIP Growth & Income Portfolio Initial Class	7.3	7.4
VIP Growth Portfolio Initial Class	7.1	7.3
VIP Mid Cap Portfolio Initial Class	2.9	2.7
VIP Value Portfolio Initial Class	6.7	6.7
VIP Value Strategies Portfolio Initial Class	3.2	2.9
	41.2	41.1
International Equity Funds
VIP Overseas Portfolio Initial Class	10.1	10.5
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	5.3	4.6
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	34.2	33.9
Short-Term Funds
VIP Money Market Portfolio Initial Class	9.2	9.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	41.2%
International Equity Funds	10.1%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	34.2%
Short-Term Funds	9.2%

Six months ago
Domestic Equity Funds	41.1%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	33.9%
Short-Term Funds	9.9%

Expected
Domestic Equity Funds	40.0%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	34.4%
Short-Term Funds	10.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2008. The current allocation is based on the fund's holdings as of June 30, 2009. The expected allocation represents the fund's anticipated allocation at December 31, 2009.

Semiannual Report

VIP Freedom 2010 Portfolio

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.3%
	Shares	Value
Domestic Equity Funds - 41.2%
VIP Contrafund Portfolio Initial Class	422,194	$ 7,054,865
VIP Equity-Income Portfolio Initial Class	579,236	7,987,664
VIP Growth & Income Portfolio Initial Class	846,007	7,867,869
VIP Growth Portfolio Initial Class	308,841	7,588,220
VIP Mid Cap Portfolio Initial Class	150,038	3,164,303
VIP Value Portfolio Initial Class	1,000,241	7,221,743
VIP Value Strategies Portfolio Initial Class	586,897	3,433,349
TOTAL DOMESTIC EQUITY FUNDS		44,318,013
International Equity Funds - 10.1%
VIP Overseas Portfolio Initial Class	862,508	10,815,851
TOTAL EQUITY FUNDS (Cost $83,103,443)		55,133,864
Fixed-Income Funds - 39.5%

High Yield Fixed-Income Funds - 5.3%
VIP High Income Portfolio Initial Class	1,167,176	5,672,475
Investment Grade Fixed-Income Funds - 34.2%
VIP Investment Grade Bond Portfolio Initial Class	3,044,059	36,863,557
TOTAL FIXED-INCOME FUNDS (Cost $44,770,645)		42,536,032
Short-Term Funds - 9.2%

VIP Money Market Portfolio Initial Class (Cost $9,936,959)	9,936,959	9,936,959
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $137,811,047)		$ 107,606,855
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2010 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $137,811,047) - See accompanying schedule		$ 107,606,855
Cash		147
Receivable for investments sold		941
Receivable for fund shares sold		97,069
Total assets		107,705,012

Liabilities
Payable for investments purchased	$ 93,211
Payable for fund shares redeemed	5,368
Distribution fees payable	16,383
Total liabilities		114,962

Net Assets		$ 107,590,050
Net Assets consist of:
Paid in capital		$ 137,866,052
Undistributed net investment income		1,869,381
Accumulated undistributed net realized gain (loss) on investments		(1,941,191)
Net unrealized appreciation (depreciation) on investments		(30,204,192)
Net Assets		$ 107,590,050

Initial Class: Net Asset Value, offering price and redemption price per share ($19,231,862 ÷ 2,193,343 shares)		$ 8.77

Service Class: Net Asset Value, offering price and redemption price per share ($17,646,043 ÷ 2,014,952 shares)		$ 8.76

Service Class 2: Net Asset Value, offering price and redemption price per share ($70,712,145 ÷ 8,100,164 shares)		$ 8.73

Statement of Operations

Six months ended June 30, 2009 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 1,948,264
Interest		3
Total income		1,948,267

Expenses
Distribution fees	$ 90,129
Independent trustees' compensation	177
Total expenses before reductions	90,306
Expense reductions	(177)	90,129
Net investment income (loss)		1,858,138
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(568,957)
Capital gain distributions from underlying funds	65,837	(503,120)
Change in net unrealized appreciation (depreciation) on underlying funds		5,596,869
Net gain (loss)		5,093,749
Net increase (decrease) in net assets resulting from operations		$ 6,951,887

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,858,138	$ 3,641,748
Net realized gain (loss)	(503,120)	2,659,631
Change in net unrealized appreciation (depreciation)	5,596,869	(39,617,108)
Net increase (decrease) in net assets resulting from operations	6,951,887	(33,315,729)
Distributions to shareholders from net investment income	-	(3,631,202)
Distributions to shareholders from net realized gain	(744,685)	(5,155,798)
Total distributions	(744,685)	(8,787,000)
Share transactions - net increase (decrease)	(7,087,041)	42,139,042
Total increase (decrease) in net assets	(879,839)	36,313

Net Assets
Beginning of period	108,469,889	108,433,576
End of period (including undistributed net investment income of $1,869,381 and undistributed net investment income of $11,243, respectively)	$ 107,590,050	$ 108,469,889

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.23	$ 11.96	$ 11.59	$ 10.78	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.35	.36	.28	.11
Net realized and unrealized gain (loss)	.44	(3.32)	.64	.78	.72
Total from investment operations	.60	(2.97)	1.00	1.06	.83
Distributions from net investment income	-	(.31)	(.30)	(.20)	(.05)
Distributions from net realized gain	(.06)	(.45)	(.33)	(.05)	-
Total distributions	(.06)	(.76)	(.63)	(.25)	(.05)
Net asset value, end of period	$ 8.77	$ 8.23	$ 11.96	$ 11.59	$ 10.78
Total Return B, C, D	7.40%	(25.05)%	8.71%	9.82%	8.33%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.88% A	3.27%	2.95%	2.48%	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,232	$ 24,962	$ 26,629	$ 20,992	$ 13,343
Portfolio turnover rate	21% A	34%	21%	24%	24% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2010 Portfolio

Financial Statements - continued

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.23	$ 11.95	$ 11.58	$ 10.77	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.33	.35	.27	.10
Net realized and unrealized gain (loss)	.44	(3.30)	.64	.78	.72
Total from investment operations	.59	(2.97)	.99	1.05	.82
Distributions from net investment income	-	(.30)	(.29)	(.19)	(.05)
Distributions from net realized gain	(.06)	(.45)	(.33)	(.05)	-
Total distributions	(.06)	(.75)	(.62)	(.24)	(.05)
Net asset value, end of period	$ 8.76	$ 8.23	$ 11.95	$ 11.58	$ 10.77
Total Return B, C, D	7.28%	(25.08)%	8.65%	9.78%	8.17%
Ratios to Average Net Assets F, H
Expenses before reductions	.10% A	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10% A
Net investment income (loss)	3.78% A	3.17%	2.85%	2.39%	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,646	$ 17,137	$ 19,295	$ 5,984	$ 764
Portfolio turnover rate	21% A	34%	21%	24%	24% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 11.92	$ 11.56	$ 10.76	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.32	.33	.25	.09
Net realized and unrealized gain (loss)	.43	(3.29)	.64	.78	.72
Total from investment operations	.58	(2.97)	.97	1.03	.81
Distributions from net investment income	-	(.29)	(.28)	(.18)	(.05)
Distributions from net realized gain	(.06)	(.45)	(.33)	(.05)	-
Total distributions	(.06)	(.74)	(.61)	(.23)	(.05)
Net asset value, end of period	$ 8.73	$ 8.21	$ 11.92	$ 11.56	$ 10.76
Total Return B, C, D	7.18%	(25.17)%	8.42%	9.58%	8.07%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	3.63% A	3.02%	2.70%	2.24%	1.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,712	$ 66,370	$ 62,510	$ 38,662	$ 9,702
Portfolio turnover rate	21% A	34%	21%	24%	24% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

VIP Freedom 2015 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	7.0	6.9
VIP Equity-Income Portfolio Initial Class	7.9	8.1
VIP Growth & Income Portfolio Initial Class	7.8	7.9
VIP Growth Portfolio Initial Class	7.5	7.8
VIP Mid Cap Portfolio Initial Class	3.1	2.9
VIP Value Portfolio Initial Class	7.1	7.1
VIP Value Strategies Portfolio Initial Class	3.4	3.1
	43.8	43.8
International Equity Funds
VIP Overseas Portfolio Initial Class	10.7	11.2
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	5.7	5.0
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	32.7	32.5
Short-Term Funds
VIP Money Market Portfolio Initial Class	7.1	7.5
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	43.8%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	32.7%
Short-Term Funds	7.1%
Cash Equivalents	0.0%*

Six months ago
Domestic Equity Funds	43.8%
International Equity Funds	11.2%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	32.5%
Short-Term Funds	7.5%

Expected
Domestic Equity Funds	41.4%
International Equity Funds	10.3%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	34.2%
Short-Term Funds	8.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2008. The current allocation is based on the fund's holdings as of June 30, 2009. The expected allocation represents the fund's anticipated allocation at December 31, 2009.

* Amount represents less than 0.1%

Semiannual Report

VIP Freedom 2015 Portfolio

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 54.5%
	Shares	Value
Domestic Equity Funds - 43.8%
VIP Contrafund Portfolio Initial Class	260,444	$ 4,352,018
VIP Equity-Income Portfolio Initial Class	358,595	4,945,027
VIP Growth & Income Portfolio Initial Class	523,645	4,869,900
VIP Growth Portfolio Initial Class	191,859	4,713,988
VIP Mid Cap Portfolio Initial Class	92,086	1,942,093
VIP Value Portfolio Initial Class	616,256	4,449,369
VIP Value Strategies Portfolio Initial Class	358,020	2,094,415
TOTAL DOMESTIC EQUITY FUNDS		27,366,810
International Equity Funds - 10.7%
VIP Overseas Portfolio Initial Class	533,680	6,692,350
TOTAL EQUITY FUNDS (Cost $49,021,809)		34,059,160
Fixed-Income Funds - 38.4%

High Yield Fixed-Income Funds - 5.7%
VIP High Income Portfolio Initial Class	733,896	3,566,736

Investment Grade Fixed-Income Funds - 32.7%
VIP Investment Grade Bond Portfolio Initial Class	1,689,537	20,460,298
TOTAL FIXED-INCOME FUNDS (Cost $25,196,782)		24,027,034
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $6,000)	$ 6,000	6,000
Short-Term Funds - 7.1%
	Shares
VIP Money Market Portfolio Initial Class (Cost $4,408,178)	4,408,178	4,408,178
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $78,632,769)		$ 62,500,372
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$6,000 due 7/01/09 at 0.01%
Barclays Capital, Inc.	$ 803
Deutsche Bank Securities, Inc.	712
ING Financial Markets LLC	264
J.P. Morgan Securities, Inc.	3,693
Mizuho Securities USA, Inc.	264
Morgan Stanley & Co., Inc.	264
$ 6,000

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

VIP Freedom 2015 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $6,000 (cost $78,632,769) - See accompanying schedule		$ 62,500,372
Cash		173
Receivable for investments sold		15,992
Receivable for fund shares sold		207
Total assets		62,516,744

Liabilities
Payable for investments purchased	$ 6,408
Payable for fund shares redeemed	16,211
Distribution fees payable	6,497
Total liabilities		29,116

Net Assets		$ 62,487,628
Net Assets consist of:
Paid in capital		$ 78,271,076
Undistributed net investment income		979,053
Accumulated undistributed net realized gain (loss) on investments		(630,104)
Net unrealized appreciation (depreciation) on investments		(16,132,397)
Net Assets		$ 62,487,628

Initial Class: Net Asset Value, offering price and redemption price per share ($30,707,763 ÷ 3,515,575 shares)		$ 8.73

Service Class: Net Asset Value, offering price and redemption price per share ($1,094,649 ÷ 125,395 shares)		$ 8.73

Service Class 2: Net Asset Value, offering price and redemption price per share ($30,685,216 ÷ 3,527,463 shares)		$ 8.70

Statement of Operations

Six months ended June 30, 2009 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 996,387
Interest		2
Total income		996,389

Expenses
Distribution fees	$ 33,668
Independent trustees' compensation	94
Total expenses before reductions	33,762
Expense reductions	(94)	33,668
Net investment income (loss)		962,721
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(126,412)
Capital gain distributions from underlying funds	34,689	(91,723)
Change in net unrealized appreciation (depreciation) on underlying funds		3,357,918
Net gain (loss)		3,266,195
Net increase (decrease) in net assets resulting from operations		$ 4,228,916

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2015 Portfolio

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 962,721	$ 1,766,093
Net realized gain (loss)	(91,723)	1,613,413
Change in net unrealized appreciation (depreciation)	3,357,918	(21,685,535)
Net increase (decrease) in net assets resulting from operations	4,228,916	(18,306,029)
Distributions to shareholders from net investment income	-	(1,749,760)
Distributions to shareholders from net realized gain	(405,637)	(2,866,872)
Total distributions	(405,637)	(4,616,632)
Share transactions - net increase (decrease)	5,895,900	16,937,522
Total increase (decrease) in net assets	9,719,179	(5,985,139)

Net Assets
Beginning of period	52,768,449	58,753,588
End of period (including undistributed net investment income of $979,053 and undistributed net investment income of $16,332, respectively)	$ 62,487,628	$ 52,768,449

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.19	$ 12.29	$ 11.93	$ 10.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.33	.37	.27	.11
Net realized and unrealized gain (loss)	.45	(3.61)	.73	.94	.90
Total from investment operations	.60	(3.28)	1.10	1.21	1.01
Distributions from net investment income	-	(.30)	(.36)	(.14)	(.06)
Distributions from net realized gain	(.06)	(.52)	(.38)	(.09)	-
Total distributions	(.06)	(.82) I	(.74)	(.23)	(.06)
Net asset value, end of period	$ 8.73	$ 8.19	$ 12.29	$ 11.93	$ 10.95
Total Return B, C, D	7.45%	(27.03)%	9.33%	11.04%	10.11%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.59% A	3.11%	2.93%	2.34%	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,708	$ 25,977	$ 33,780	$ 23,712	$ 13,930
Portfolio turnover rate	19% A	27%	18%	24%	38% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.817 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.515 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.19	$ 12.29	$ 11.93	$ 10.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.31	.35	.26	.10
Net realized and unrealized gain (loss)	.46	(3.60)	.74	.94	.90
Total from investment operations	.60	(3.29)	1.09	1.20	1.00
Distributions from net investment income	-	(.29)	(.35)	(.13)	(.05)
Distributions from net realized gain	(.06)	(.52)	(.38)	(.09)	-
Total distributions	(.06)	(.81) I	(.73)	(.22)	(.05)
Net asset value, end of period	$ 8.73	$ 8.19	$ 12.29	$ 11.93	$ 10.95
Total Return B, C, D	7.45%	(27.10)%	9.23%	10.94%	10.04%
Ratios to Average Net Assets F, H
Expenses before reductions	.10% A	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10% A
Net investment income (loss)	3.49% A	3.01%	2.83%	2.24%	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,095	$ 936	$ 477	$ 427	$ 385
Portfolio turnover rate	19% A	27%	18%	24%	38% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.809 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.515 per share.

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.16	$ 12.26	$ 11.91	$ 10.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.30	.33	.24	.09
Net realized and unrealized gain (loss)	.47	(3.61)	.74	.95	.90
Total from investment operations	.60	(3.31)	1.07	1.19	.99
Distributions from net investment income	-	(.28)	(.34)	(.13)	(.05)
Distributions from net realized gain	(.06)	(.52)	(.38)	(.09)	-
Total distributions	(.06)	(.79) I	(.72)	(.22)	(.05)
Net asset value, end of period	$ 8.70	$ 8.16	$ 12.26	$ 11.91	$ 10.94
Total Return B, C, D	7.47%	(27.30)%	9.07%	10.84%	9.90%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	3.34% A	2.86%	2.68%	2.09%	1.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,685	$ 25,855	$ 24,497	$ 9,984	$ 653
Portfolio turnover rate	19% A	27%	18%	24%	38% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.794 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $.515 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2020 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	8.5	8.5
VIP Equity-Income Portfolio Initial Class	9.6	9.9
VIP Growth & Income Portfolio Initial Class	9.5	9.7
VIP Growth Portfolio Initial Class	9.2	9.5
VIP Mid Cap Portfolio Initial Class	3.8	3.6
VIP Value Portfolio Initial Class	8.6	8.7
VIP Value Strategies Portfolio Initial Class	4.1	3.7
	53.3	53.6
International Equity Funds
VIP Overseas Portfolio Initial Class	13.1	13.6
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	7.6	6.7
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	25.0	25.0
Short-Term Funds
VIP Money Market Portfolio Initial Class	1.0	1.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	53.3%
International Equity Funds	13.1%
High Yield Fixed-Income Funds	7.6%
Investment Grade Fixed-Income Funds	25.0%
Short-Term Funds	1.0%

Six months ago
Domestic Equity Funds	53.6%
International Equity Funds	13.6%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	25.0%
Short-Term Funds	1.1%

Expected
Domestic Equity Funds	50.6%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	7.0%
Investment Grade Fixed-Income Funds	27.5%
Short-Term Funds	2.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2008. The current allocation is based on the fund's holdings as of June 30, 2009. The expected allocation represents the fund's anticipated allocation at December 31, 2009.

Semiannual Report

VIP Freedom 2020 Portfolio

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 66.4%
	Shares	Value
Domestic Equity Funds - 53.3%
VIP Contrafund Portfolio Initial Class	912,933	$ 15,255,117
VIP Equity-Income Portfolio Initial Class	1,257,909	17,346,569
VIP Growth & Income Portfolio Initial Class	1,835,773	17,072,690
VIP Growth Portfolio Initial Class	671,533	16,499,561
VIP Mid Cap Portfolio Initial Class	322,608	6,803,813
VIP Value Portfolio Initial Class	2,160,495	15,598,775
VIP Value Strategies Portfolio Initial Class	1,254,337	7,337,870
TOTAL DOMESTIC EQUITY FUNDS		95,914,395
International Equity Funds - 13.1%
VIP Overseas Portfolio Initial Class	1,873,366	23,492,006
TOTAL EQUITY FUNDS (Cost $177,354,144)		119,406,401
Fixed-Income Funds - 32.6%

High Yield Fixed-Income Funds - 7.6%
VIP High Income Portfolio Initial Class	2,809,099	13,652,223
Investment Grade Fixed-Income Funds - 25.0%
VIP Investment Grade Bond Portfolio Initial Class	3,711,327	44,944,167
TOTAL FIXED-INCOME FUNDS (Cost $62,407,220)		58,596,390
Short-Term Funds - 1.0%

VIP Money Market Portfolio Initial Class (Cost $1,915,134)	1,915,134	1,915,134
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $241,676,498)		$ 179,917,925
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2020 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)
Assets
Investment in securities, at value (cost $241,676,498) - See accompanying schedule		$ 179,917,925
Cash		647
Receivable for fund shares sold		411,341
Total assets		180,329,913

Liabilities
Payable for investments purchased	$ 404,130
Payable for fund shares redeemed	8,583
Distribution fees payable	28,543
Total liabilities		441,256

Net Assets		$ 179,888,657
Net Assets consist of:
Paid in capital		$ 241,678,613
Undistributed net investment income		1,969,251
Accumulated undistributed net realized gain (loss) on investments		(2,000,634)
Net unrealized appreciation (depreciation) on investments		(61,758,573)
Net Assets		$ 179,888,657

Initial Class: Net Asset Value, offering price and redemption price per share ($29,230,529 ÷ 3,536,302 shares)		$ 8.27

Service Class: Net Asset Value, offering price and redemption price per share ($20,912,486 ÷ 2,534,176 shares)		$ 8.25

Service Class 2: Net Asset Value, offering price and redemption price per share ($129,745,642 ÷ 15,758,398 shares)		$ 8.23

Statement of Operations

Six months ended June 30, 2009 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 2,111,034
Interest		5
Total income		2,111,039

Expenses
Distribution fees	$ 147,154
Independent trustees' compensation	266
Total expenses before reductions	147,420
Expense reductions	(266)	147,154
Net investment income (loss)		1,963,885
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(439,321)
Capital gain distributions from underlying funds	85,421	(353,900)
Change in net unrealized appreciation (depreciation) on underlying funds		11,370,629
Net gain (loss)		11,016,729
Net increase (decrease) in net assets resulting from operations		$ 12,980,614

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,963,885	$ 4,997,482
Net realized gain (loss)	(353,900)	5,482,309
Change in net unrealized appreciation (depreciation)	11,370,629	(78,200,658)
Net increase (decrease) in net assets resulting from operations	12,980,614	(67,720,867)
Distributions to shareholders from net investment income	-	(4,992,116)
Distributions to shareholders from net realized gain	(1,198,902)	(9,810,575)
Total distributions	(1,198,902)	(14,802,691)
Share transactions - net increase (decrease)	10,163,000	69,726,224
Total increase (decrease) in net assets	21,944,712	(12,797,334)

Net Assets
Beginning of period	157,943,945	170,741,279
End of period (including undistributed net investment income of $1,969,251 and undistributed net investment income of $5,366, respectively)	$ 179,888,657	$ 157,943,945

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.71	$ 12.63	$ 12.10	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.32	.35	.26	.13
Net realized and unrealized gain (loss)	.52	(4.38)	.88	1.06	1.00
Total from investment operations	.62	(4.06)	1.23	1.32	1.13
Distributions from net investment income	-	(.28)	(.27)	(.18)	(.06)
Distributions from net realized gain	(.06)	(.59)	(.43)	(.11)	-
Total distributions	(.06)	(.86) J	(.70) I	(.29)	(.06)
Net asset value, end of period	$ 8.27	$ 7.71	$ 12.63	$ 12.10	$ 11.07
Total Return B, C, D	8.19%	(32.60)%	10.23%	11.95%	11.34%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.72% A	3.07%	2.76%	2.21%	1.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,231	$ 33,089	$ 31,465	$ 21,356	$ 16,085
Portfolio turnover rate	18% A	24%	12%	21%	14% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.698 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.425 per share. J Total distributions of $.864 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $.585 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 12.62	$ 12.09	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.31	.34	.25	.12
Net realized and unrealized gain (loss)	.51	(4.38)	.88	1.06	1.01
Total from investment operations	.61	(4.07)	1.22	1.31	1.13
Distributions from net investment income	-	(.27)	(.26)	(.18)	(.06)
Distributions from net realized gain	(.06)	(.59)	(.43)	(.11)	-
Total distributions	(.06)	(.85) J	(.69) I	(.29)	(.06)
Net asset value, end of period	$ 8.25	$ 7.70	$ 12.62	$ 12.09	$ 11.07
Total Return B, C, D	8.07%	(32.71)%	10.17%	11.81%	11.30%
Ratios to Average Net Assets F, H
Expenses before reductions	.10% A	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10% A
Net investment income (loss)	2.62% A	2.97%	2.66%	2.11%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,912	$ 18,325	$ 19,881	$ 6,555	$ 1,586
Portfolio turnover rate	18% A	24%	12%	21%	14% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.689 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.425 per share. J Total distributions of $.854 per share is comprised of distributions from net investment income of $.269 and distributions from net realized gain of $.585 per share.

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.69	$ 12.60	$ 12.08	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.30	.32	.23	.11
Net realized and unrealized gain (loss)	.51	(4.37)	.87	1.07	1.01
Total from investment operations	.60	(4.07)	1.19	1.30	1.12
Distributions from net investment income	-	(.26)	(.25)	(.17)	(.06)
Distributions from net realized gain	(.06)	(.59)	(.43)	(.11)	-
Total distributions	(.06)	(.84) J	(.67) I	(.28)	(.06)
Net asset value, end of period	$ 8.23	$ 7.69	$ 12.60	$ 12.08	$ 11.06
Total Return B, C, D	7.95%	(32.80)%	9.97%	11.70%	11.17%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.47% A	2.82%	2.51%	1.96%	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 129,746	$ 106,530	$ 119,395	$ 56,810	$ 16,414
Portfolio turnover rate	18% A	24%	12%	21%	14% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.674 per share is comprised of distributions from net investment income of $.249 and distributions from net realized gain of $.425 per share. J Total distributions of $.840 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.585 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

VIP Freedom 2025 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	9.0	9.0
VIP Equity-Income Portfolio Initial Class	10.3	10.6
VIP Growth & Income Portfolio Initial Class	10.1	10.3
VIP Growth Portfolio Initial Class	9.7	10.1
VIP Mid Cap Portfolio Initial Class	4.0	3.8
VIP Value Portfolio Initial Class	9.2	9.2
VIP Value Strategies Portfolio Initial Class	4.4	4.0
	56.7	57.0
International Equity Funds
VIP Overseas Portfolio Initial Class	13.9	14.5
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	7.7	6.8
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	21.7	21.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	56.7%
International Equity Funds	13.9%
High Yield Fixed-Income Funds	7.7%
Investment Grade Fixed-Income Funds	21.7%

Six months ago
Domestic Equity Funds	57.0%
International Equity Funds	14.5%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	21.7%

Expected
Domestic Equity Funds	56.0%
International Equity Funds	14.0%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	22.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2008. The current allocation is based on the fund's holdings as of June 30, 2009. The expected allocation represents the fund's anticipated allocation at December 31, 2009.

Semiannual Report

VIP Freedom 2025 Portfolio

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.6%
	Shares	Value
Domestic Equity Funds - 56.7%
VIP Contrafund Portfolio Initial Class	90,746	$ 1,516,367
VIP Equity-Income Portfolio Initial Class	124,960	1,723,200
VIP Growth & Income Portfolio Initial Class	182,318	1,695,553
VIP Growth Portfolio Initial Class	66,577	1,635,806
VIP Mid Cap Portfolio Initial Class	32,096	676,912
VIP Value Portfolio Initial Class	214,921	1,551,733
VIP Value Strategies Portfolio Initial Class	125,275	732,859
TOTAL DOMESTIC EQUITY FUNDS		9,532,430
International Equity Funds - 13.9%
VIP Overseas Portfolio Initial Class	186,017	2,332,648
TOTAL EQUITY FUNDS (Cost $18,294,750)		11,865,078
Fixed-Income Funds - 29.4%
High Yield Fixed-Income Funds - 7.7%
VIP High Income Portfolio Initial Class	267,641	1,300,738
Investment Grade Fixed-Income Funds - 21.7%
VIP Investment Grade Bond Portfolio Initial Class	300,907	3,643,981
TOTAL FIXED-INCOME FUNDS (Cost $5,355,477)		4,944,719
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $23,650,227)		$ 16,809,797
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2025 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $23,650,227) - See accompanying schedule		$ 16,809,797
Cash		66
Receivable for investments sold		2,055
Receivable for fund shares sold		6,571
Total assets		16,818,489

Liabilities
Payable for investments purchased	$ 313
Payable for fund shares redeemed	2,402
Distribution fees payable	1,047
Total liabilities		3,762

Net Assets		$ 16,814,727
Net Assets consist of:
Paid in capital		$ 23,762,454
Undistributed net investment income		176,702
Accumulated undistributed net realized gain (loss) on investments		(283,999)
Net unrealized appreciation (depreciation) on investments		(6,840,430)
Net Assets		$ 16,814,727

Initial Class: Net Asset Value, offering price and redemption price per share ($11,598,156 ÷ 1,450,968 shares)		$ 7.99

Service Class: Net Asset Value, offering price and redemption price per share ($522,217 ÷ 65,357 shares)		$ 7.99

Service Class 2: Net Asset Value, offering price and redemption price per share ($4,694,354 ÷ 589,316 shares)		$ 7.97

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 182,134

Expenses
Distribution fees	$ 5,197
Independent trustees' compensation	26
Total expenses before reductions	5,223
Expense reductions	(26)	5,197
Net investment income (loss)		176,937
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(10,946)
Capital gain distributions from underlying funds	7,953	(2,993)
Change in net unrealized appreciation (depreciation) on underlying funds		1,099,152
Net gain (loss)		1,096,159
Net increase (decrease) in net assets resulting from operations		$ 1,273,096

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 176,937	$ 525,754
Net realized gain (loss)	(2,993)	585,569
Change in net unrealized appreciation (depreciation)	1,099,152	(8,576,048)
Net increase (decrease) in net assets resulting from operations	1,273,096	(7,464,725)
Distributions to shareholders from net investment income	(19,804)	(506,184)
Distributions to shareholders from net realized gain	(158,435)	(1,184,051)
Total distributions	(178,239)	(1,690,235)
Share transactions - net increase (decrease)	625,778	4,557,173
Total increase (decrease) in net assets	1,720,635	(4,597,787)

Net Assets
Beginning of period	15,094,092	19,691,879
End of period (including undistributed net investment income of $176,702 and undistributed net investment income of $19,569, respectively)	$ 16,814,727	$ 15,094,092

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.49	$ 12.71	$ 12.18	$ 11.16	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.31	.38	.23	.11
Net realized and unrealized gain (loss)	.50	(4.58)	.89	1.17	1.12
Total from investment operations	.59	(4.27)	1.27	1.40	1.23
Distributions from net investment income	(.01)	(.28)	(.27)	(.21)	(.07)
Distributions from net realized gain	(.08)	(.67)	(.47)	(.17)	-
Total distributions	(.09)	(.95)	(.74)	(.38)	(.07)
Net asset value, end of period	$ 7.99	$ 7.49	$ 12.71	$ 12.18	$ 11.16
Total Return B,C,D	8.12%	(34.16)%	10.50%	12.49%	12.25%
Ratios to Average Net Assets F,H
Expenses before reductions	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.44% A	2.90%	2.95%	1.95%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,598	$ 11,015	$ 15,197	$ 8,363	$ 4,825
Portfolio turnover rate	17% A	36%	20%	49%	9% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2025 Portfolio

Financial Statements - continued

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.49	$ 12.70	$ 12.18	$ 11.16	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.29	.37	.22	.10
Net realized and unrealized gain (loss)	.50	(4.56)	.87	1.16	1.12
Total from investment operations	.59	(4.27)	1.24	1.38	1.22
Distributions from net investment income	(.01)	(.27)	(.25)	(.19)	(.06)
Distributions from net realized gain	(.08)	(.67)	(.47)	(.17)	-
Total distributions	(.09)	(.94)	(.72)	(.36)	(.06)
Net asset value, end of period	$ 7.99	$ 7.49	$ 12.70	$ 12.18	$ 11.16
Total Return B,C,D	8.12%	(34.20)%	10.31%	12.39%	12.18%
Ratios to Average Net Assets F,H
Expenses before reductions	.10% A	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10% A
Net investment income (loss)	2.34% A	2.80%	2.85%	1.85%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 522	$ 403	$ 497	$ 441	$ 393
Portfolio turnover rate	17% A	36%	20%	49%	9% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 12.68	$ 12.17	$ 11.16	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.28	.35	.20	.09
Net realized and unrealized gain (loss)	.51	(4.57)	.89	1.16	1.12
Total from investment operations	.59	(4.29)	1.24	1.36	1.21
Distributions from net investment income	(.01)	(.25)	(.26)	(.18)	(.05)
Distributions from net realized gain	(.08)	(.67)	(.47)	(.17)	-
Total distributions	(.09)	(.92)	(.73)	(.35)	(.05)
Net asset value, end of period	$ 7.97	$ 7.47	$ 12.68	$ 12.17	$ 11.16
Total Return B,C,D	8.15%	(34.36)%	10.26%	12.18%	12.07%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.19% A	2.65%	2.70%	1.70%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,694	$ 3,676	$ 3,998	$ 556	$ 392
Portfolio turnover rate	17% A	36%	20%	49%	9% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

VIP Freedom 2030 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	10.2	10.2
VIP Equity-Income Portfolio Initial Class	11.6	12.0
VIP Growth & Income Portfolio Initial Class	11.4	11.7
VIP Growth Portfolio Initial Class	11.1	11.4
VIP Mid Cap Portfolio Initial Class	4.6	4.3
VIP Value Portfolio Initial Class	10.5	10.5
VIP Value Strategies Portfolio Initial Class	4.9	4.5
	64.3	64.6
International Equity Funds
VIP Overseas Portfolio Initial Class	15.7	16.5
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	7.9	6.9
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	12.1	12.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	64.3%
International Equity Funds	15.7%
High Yield Fixed-Income Funds	7.9%
Investment Grade Fixed-Income Funds	12.1%
Cash Equivalents	0.0%*

Six months ago
Domestic Equity Funds	64.6%
International Equity Funds	16.5%
High Yield Fixed-Income Funds	6.9%
Investment Grade Fixed-Income Funds	12.0%

Expected
Domestic Equity Funds	61.6%
International Equity Funds	15.4%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	15.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2008. The current allocation is based on the fund's holdings as of June 30, 2009. The expected allocation represents the fund's anticipated allocation at December 31, 2009.

* Amount represents less than 0.1%

Semiannual Report

VIP Freedom 2030 Portfolio

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 80.0%
	Shares	Value
Domestic Equity Funds - 64.3%
VIP Contrafund Portfolio Initial Class	316,332	$ 5,285,904
VIP Equity-Income Portfolio Initial Class	434,399	5,990,364
VIP Growth & Income Portfolio Initial Class	635,328	5,908,551
VIP Growth Portfolio Initial Class	232,314	5,707,944
VIP Mid Cap Portfolio Initial Class	112,164	2,365,547
VIP Value Portfolio Initial Class	748,461	5,403,891
VIP Value Strategies Portfolio Initial Class	436,473	2,553,365
TOTAL DOMESTIC EQUITY FUNDS		33,215,566
International Equity Funds - 15.7%
VIP Overseas Portfolio Initial Class	648,150	8,127,799
TOTAL EQUITY FUNDS (Cost $64,074,564)		41,343,365
Fixed-Income Funds - 20.0%

High Yield Fixed-Income Funds - 7.9%
VIP High Income Portfolio Initial Class	832,944	4,048,108
Investment Grade Fixed-Income Funds - 12.1%
VIP Investment Grade Bond Portfolio Initial Class	516,926	6,259,975
TOTAL FIXED-INCOME FUNDS (Cost $11,410,585)		10,308,083
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $6,000)	$ 6,000	$ 6,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $75,491,149)		$ 51,657,448
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$6,000 due 7/01/09 at 0.01%
Barclays Capital, Inc.	$ 803
Deutsche Bank Securities, Inc.	712
ING Financial Markets LLC	264
J.P. Morgan Securities, Inc.	3,693
Mizuho Securities USA, Inc.	264
Morgan Stanley & Co., Inc.	264
$ 6,000

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

VIP Freedom 2030 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $6,000 (cost $75,491,149) - See accompanying schedule		$ 51,657,448
Cash		200
Receivable for fund shares sold		32,257
Total assets		51,689,905

Liabilities
Payable for investments purchased	$ 19,469
Payable for fund shares redeemed	18,461
Distribution fees payable	5,888
Total liabilities		43,818

Net Assets		$ 51,646,087
Net Assets consist of:
Paid in capital		$ 76,991,778
Undistributed net investment income		302,791
Accumulated undistributed net realized gain (loss) on investments		(1,814,781)
Net unrealized appreciation (depreciation) on investments		(23,833,701)
Net Assets		$ 51,646,087

Initial Class: Net Asset Value, offering price and redemption price per share ($16,647,454 ÷ 2,202,747 shares)		$ 7.56

Service Class: Net Asset Value, offering price and redemption price per share ($12,278,606 ÷ 1,626,599 shares)		$ 7.55

Service Class 2: Net Asset Value, offering price and redemption price per share ($22,720,027 ÷ 3,016,041 shares)		$ 7.53

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 325,014
Interest		1
Total income		325,015

Expenses
Distribution fees	$ 29,871
Independent trustees' compensation	80
Total expenses before reductions	29,951
Expense reductions	(80)	29,871
Net investment income (loss)		295,144
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(638,428)
Capital gain distributions from underlying funds	19,499	(618,929)
Change in net unrealized appreciation (depreciation) on underlying funds		3,852,236
Net gain (loss)		3,233,307
Net increase (decrease) in net assets resulting from operations		$ 3,528,451

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2030 Portfolio

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 295,144	$ 1,471,913
Net realized gain (loss)	(618,929)	2,308,781
Change in net unrealized appreciation (depreciation)	3,852,236	(30,214,024)
Net increase (decrease) in net assets resulting from operations	3,528,451	(26,433,330)
Distributions to shareholders from net investment income	-	(1,464,267)
Distributions to shareholders from net realized gain	(719,544)	(4,501,383)
Total distributions	(719,544)	(5,965,650)
Share transactions - net increase (decrease)	(326,301)	20,763,431
Total increase (decrease) in net assets	2,482,606	(11,635,549)

Net Assets
Beginning of period	49,163,481	60,799,030
End of period (including undistributed net investment income of $302,791 and undistributed net investment income of $7,647, respectively)	$ 51,646,087	$ 49,163,481

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.12	$ 13.02	$ 12.44	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.28	.34	.24	.13
Net realized and unrealized gain (loss)	.50	(5.14)	1.06	1.25	1.21
Total from investment operations	.55	(4.86)	1.40	1.49	1.34
Distributions from net investment income	-	(.25)	(.28)	(.19)	(.07)
Distributions from net realized gain	(.11)	(.80)	(.54)	(.13)	-
Total distributions	(.11)	(1.04) I	(.82)	(.32)	(.07)
Net asset value, end of period	$ 7.56	$ 7.12	$ 13.02	$ 12.44	$ 11.27
Total Return B,C,D	8.08%	(38.04)%	11.37%	13.20%	13.35%
Ratios to Average Net Assets F,H
Expenses before reductions	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.42% A	2.69%	2.56%	2.05%	1.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,647	$ 19,592	$ 23,767	$ 14,298	$ 8,262
Portfolio turnover rate	29% A	23%	17%	32%	33% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $1.040 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.795 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.12	$ 13.01	$ 12.44	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.27	.33	.23	.12
Net realized and unrealized gain (loss)	.49	(5.13)	1.05	1.25	1.21
Total from investment operations	.54	(4.86)	1.38	1.48	1.33
Distributions from net investment income	-	(.24)	(.27)	(.18)	(.06)
Distributions from net realized gain	(.11)	(.80)	(.54)	(.13)	-
Total distributions	(.11)	(1.03) I	(.81)	(.31)	(.06)
Net asset value, end of period	$ 7.55	$ 7.12	$ 13.01	$ 12.44	$ 11.27
Total Return B,C,D	7.93%	(38.08)%	11.21%	13.15%	13.30%
Ratios to Average Net Assets F,H
Expenses before reductions	.10% A	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10% A
Net investment income (loss)	1.32% A	2.59%	2.46%	1.95%	1.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,279	$ 10,298	$ 12,884	$ 3,867	$ 958
Portfolio turnover rate	29% A	23%	17%	32%	33% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $1.030 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.795 per share.

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.11	$ 12.99	$ 12.42	$ 11.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.26	.31	.21	.11
Net realized and unrealized gain (loss)	.49	(5.12)	1.05	1.25	1.21
Total from investment operations	.53	(4.86)	1.36	1.46	1.32
Distributions from net investment income	-	(.22)	(.25)	(.17)	(.06)
Distributions from net realized gain	(.11)	(.80)	(.54)	(.13)	-
Total distributions	(.11)	(1.02) I	(.79)	(.30)	(.06)
Net asset value, end of period	$ 7.53	$ 7.11	$ 12.99	$ 12.42	$ 11.26
Total Return B,C,D	7.80%	(38.17)%	11.08%	12.92%	13.16%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.17% A	2.44%	2.31%	1.80%	1.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,720	$ 19,273	$ 24,148	$ 15,774	$ 7,396
Portfolio turnover rate	29% A	23%	17%	32%	33% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $1.016 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.795 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2035 Portfolio

Investment Summary (Unaudited)

Fund Holdings as of June 30, 2009
% of fund's investments
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	10.4
VIP Equity-Income Portfolio Initial Class	12.3
VIP Growth & Income Portfolio Initial Class	11.8
VIP Growth Portfolio Initial Class	11.7
VIP Mid Cap Portfolio Initial Class	4.4
VIP Value Portfolio Initial Class	10.9
VIP Value Strategies Portfolio Initial Class	4.8
66.3
International Equity Funds
VIP Overseas Portfolio Initial Class	17.0
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	7.5
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	9.2
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	66.3%
International Equity Funds	17.0%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	9.2%

Expected
Domestic Equity Funds	66.0%
International Equity Funds	16.5%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of June 30, 2009. The expected allocation represents the fund's anticipated allocation at December 31, 2009.

VIP Freedom Funds Portfolio

VIP Freedom 2035 Portfolio

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 83.3%
	Shares	Value
Domestic Equity Funds - 66.3%
VIP Contrafund Portfolio Initial Class	2,163	$ 36,141
VIP Equity-Income Portfolio Initial Class	3,086	42,553
VIP Growth & Income Portfolio Initial Class	4,411	41,024
VIP Growth Portfolio Initial Class	1,645	40,407
VIP Mid Cap Portfolio Initial Class	721	15,213
VIP Value Portfolio Initial Class	5,208	37,602
VIP Value Strategies Portfolio Initial Class	2,850	16,670
TOTAL DOMESTIC EQUITY FUNDS		229,610
International Equity Funds - 17.0%
VIP Overseas Portfolio Initial Class	4,695	58,880
TOTAL EQUITY FUNDS (Cost $250,019)		288,490
Fixed-Income Funds - 16.7%
High Yield Fixed-Income Funds - 7.5%
VIP High Income Portfolio Initial Class	5,308	25,798
Investment Grade Fixed-Income Funds - 9.2%
VIP Investment Grade Bond Portfolio Initial Class	2,641	31,989
TOTAL FIXED-INCOME FUNDS (Cost $52,923)		57,787
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $302,942)		$ 346,277
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2035 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)
Assets
Investment in securities, at value (cost $302,942) - See accompanying schedule		$ 346,277
Cash		26
Receivable for investments sold		11
Total assets		346,314

Liabilities
Distribution fees payable	$ 35
Total liabilities		35

Net Assets		$ 346,279
Net Assets consist of:
Paid in capital		$ 303,028
Accumulated net investment loss		(89)
Accumulated undistributed net realized gain (loss) on investments		5
Net unrealized appreciation (depreciation) on investments		43,335
Net Assets		$ 346,279

Initial Class: Net Asset Value, offering price and redemption price per share ($117,602 ÷ 10,282 shares)		$ 11.44

Service Class: Net Asset Value, offering price and redemption price per share ($114,358 ÷ 10,001 shares)		$ 11.43

Service Class 2: Net Asset Value, offering price and redemption price per share ($114,319 ÷ 10,001 shares)		$ 11.43

Statement of Operations

For the period April 8, 2009 (commencement of operations) to June 30, 2009 (Unaudited)
Investment Income
Interest		$ 1

Expenses
Distribution fees	$ 90
Total expenses		90
Net investment income (loss)		(89)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		5
Change in net unrealized appreciation (depreciation) on underlying funds		43,335
Net gain (loss)		43,340
Net increase (decrease) in net assets resulting from operations		$ 43,251

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Statement of Changes in Net Assets

For the period April 8, 2009 (commencement of operations) to June 30, 2009 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (89)
Net realized gain (loss)	5
Change in net unrealized appreciation (depreciation)	43,335
Net increase (decrease) in net assets resulting from operations	43,251
Share transactions - net increase (decrease)	303,028
Total increase (decrease) in net assets	346,279

Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $89)	$ 346,279

Financial Highlights - Initial Class

Perod ended June 30, 2009 F (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- H
Net realized and unrealized gain (loss)	1.44
Total from investment operations	1.44
Net asset value, end of period	$ 11.44
Total Return B, C	14.40%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118
Portfolio turnover rate	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to June 30, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

Period ended June 30, 2009 F (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- H
Net realized and unrealized gain (loss)	1.43
Total from investment operations	1.43
Net asset value, end of period	$ 11.43
Total Return B, C	14.30%
Ratios to Average Net Assets E, G
Expenses before reductions	.10% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 114
Portfolio turnover rate	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to June 30, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

Financial Highlights - Service Class 2

Period ended June 30, 2009 F (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)
Net realized and unrealized gain (loss)	1.44
Total from investment operations	1.43
Net asset value, end of period	$ 11.43
Total Return B, C	14.30%
Ratios to Average Net Assets E, G
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	(.25)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 114
Portfolio turnover rate	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to June 30, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

VIP Freedom 2040 Portfolio

Investment Summary (Unaudited)

Fund Holdings as of June 30, 2009
% of fund's investments
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	10.6
VIP Equity-Income Portfolio Initial Class	12.5
VIP Growth & Income Portfolio Initial Class	12.1
VIP Growth Portfolio Initial Class	11.9
VIP Mid Cap Portfolio Initial Class	4.5
VIP Value Portfolio Initial Class	11.1
VIP Value Strategies Portfolio Initial Class	4.9
67.6
International Equity Funds
VIP Overseas Portfolio Initial Class	17.3
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	9.2
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	5.9
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	67.6%
International Equity Funds	17.3%
High Yield Fixed-Income Funds	9.2%
Investment Grade Fixed-Income Funds	5.9%

Expected
Domestic Equity Funds	67.2%
International Equity Funds	16.8%
High Yield Fixed-Income Funds	9.0%
Investment Grade Fixed-Income Funds	7.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of June 30, 2009. The expected allocation represents the fund's anticipated allocation at December 31, 2009.

Semiannual Report

VIP Freedom 2040 Portfolio

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.9%
	Shares	Value
Domestic Equity Funds - 67.6%
VIP Contrafund Portfolio Initial Class	2,214	$ 36,991
VIP Equity-Income Portfolio Initial Class	3,159	43,558
VIP Growth & Income Portfolio Initial Class	4,516	41,997
VIP Growth Portfolio Initial Class	1,684	41,366
VIP Mid Cap Portfolio Initial Class	737	15,550
VIP Value Portfolio Initial Class	5,330	38,481
VIP Value Strategies Portfolio Initial Class	2,912	17,035
TOTAL DOMESTIC EQUITY FUNDS		234,978
International Equity Funds - 17.3%
VIP Overseas Portfolio Initial Class	4,804	60,248
TOTAL EQUITY FUNDS (Cost $255,914)		295,226
Fixed-Income Funds - 15.1%

High Yield Fixed-Income Funds - 9.2%
VIP High Income Portfolio Initial Class	6,610	32,124
Investment Grade Fixed-Income Funds - 5.9%
VIP Investment Grade Bond Portfolio Initial Class	1,678	20,318
TOTAL FIXED-INCOME FUNDS (Cost $47,517)		52,442
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $303,431)		$ 347,668
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

VIP Freedom 2040 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $303,431) - See accompanying schedule		$ 347,668
Cash		21
Receivable for investments sold		15
Total assets		347,704

Liabilities
Distribution fees payable	$ 35
Total liabilities		35

Net Assets		$ 347,669
Net Assets consist of:
Paid in capital		$ 303,522
Accumulated net investment loss		(90)
Net unrealized appreciation (depreciation) on investments		44,237
Net Assets		$ 347,669

Initial Class: Net Asset Value, offering price and redemption price per share ($118,395 ÷ 10,325 shares)		$ 11.47

Service Class: Net Asset Value, offering price and redemption price per share ($114,657 ÷ 10,001 shares)		$ 11.46

Service Class 2: Net Asset Value, offering price and redemption price per share ($114,617 ÷ 10,001 shares)		$ 11.46

Statement of Operations

For the period April 8, 2009 (commencement of operations) to June 30, 2009 (Unaudited)

Investment Income
Interest		$ 1

Expenses
Distribution fees	$ 91
Total expenses		91
Net investment income (loss)		(90)
Change in net unrealized appreciation (depreciation) on underlying funds		44,237
Net gain (loss)		44,237
Net increase (decrease) in net assets resulting from operations		$ 44,147

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2040 Portfolio

Financial Statements - continued

Statement of Changes in Net Assets

For the period April 8, 2009 (commencement of operations) to June 30, 2009 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (90)
Change in net unrealized appreciation (depreciation)	44,237
Net increase (decrease) in net assets resulting from operations	44,147
Share transactions - net increase (decrease)	303,522
Total increase (decrease) in net assets	347,669

Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $90)	$ 347,669

Financial Highlights - Initial Class

Period ended June 30, 2009 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- H
Net realized and unrealized gain (loss)	1.47
Total from investment operations	1.47
Net asset value, end of period	$ 11.47
Total Return B,C	14.70%
Ratios to Average Net Assets E,G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118
Portfolio turnover rate	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to June 30, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Financial Highlights - Service Class

Period ended June 30, 2009 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- H
Net realized and unrealized gain (loss)	1.46
Total from investment operations	1.46
Net asset value, end of period	$ 11.46
Total Return B,C	14.60%
Ratios to Average Net Assets E,G
Expenses before reductions	.10% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 115
Portfolio turnover rate	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to June 30, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

Financial Highlights - Service Class 2

Period ended June 30, 2009 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)
Net realized and unrealized gain (loss)	1.47
Total from investment operations	1.46
Net asset value, end of period	$ 11.46
Total Return B,C	14.60%
Ratios to Average Net Assets E,G
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	(.25)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 115
Portfolio turnover rate	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to June 30, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2045 Portfolio

Investment Summary (Unaudited)

Fund Holdings as of June 30, 2009
% of fund's investments
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	10.7
VIP Equity-Income Portfolio Initial Class	12.6
VIP Growth & Income Portfolio Initial Class	12.2
VIP Growth Portfolio Initial Class	12.0
VIP Mid Cap Portfolio Initial Class	4.5
VIP Value Portfolio Initial Class	11.2
VIP Value Strategies Portfolio Initial Class	4.9
68.1
International Equity Funds
VIP Overseas Portfolio Initial Class	17.5
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	9.9
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	4.5
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	68.1%
International Equity Funds	17.5%
High Yield Fixed-Income Funds	9.9%
Investment Grade Fixed-Income Funds	4.5%

Expected
Domestic Equity Funds	68.0%
International Equity Funds	17.0%
High Yield Fixed-Income Funds	10.0%
Investment Grade Fixed-Income Funds	5.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of June 30, 2009. The expected allocation represents the fund's anticipated allocation at December 31, 2009.

VIP Freedom Funds Portfolio

VIP Freedom 2045 Portfolio

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 85.6%
	Shares	Value
Domestic Equity Funds - 68.1%
VIP Contrafund Portfolio Initial Class	2,229	$ 37,250
VIP Equity-Income Portfolio Initial Class	3,180	43,849
VIP Growth & Income Portfolio Initial Class	4,546	42,273
VIP Growth Portfolio Initial Class	1,695	41,638
VIP Mid Cap Portfolio Initial Class	741	15,632
VIP Value Portfolio Initial Class	5,368	38,756
VIP Value Strategies Portfolio Initial Class	2,928	17,128
TOTAL DOMESTIC EQUITY FUNDS		236,526
International Equity Funds - 17.5%
VIP Overseas Portfolio Initial Class	4,849	60,807
TOTAL EQUITY FUNDS (Cost $257,683)		297,333
Fixed-Income Funds - 14.4%
High Yield Fixed-Income Funds - 9.9%
VIP High Income Portfolio Initial Class	7,059	34,306
Investment Grade Fixed-Income Funds - 4.5%
VIP Investment Grade Bond Portfolio Initial Class	1,311	15,882
TOTAL FIXED-INCOME FUNDS (Cost $45,259)		50,188
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $302,942)		$ 347,521
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2045 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $302,942) - See accompanying schedule		$ 347,521
Cash		26
Receivable for investments sold		10
Total assets		347,557

Liabilities
Distribution fees payable	$ 34
Total liabilities		34

Net Assets		$ 347,523
Net Assets consist of:
Paid in capital		$ 303,028
Accumulated net investment loss		(89)
Accumulated undistributed net realized gain (loss) on investments		5
Net unrealized appreciation (depreciation) on investments		44,579
Net Assets		$ 347,523

Initial Class: Net Asset Value, offering price and redemption price per share ($118,018 ÷ 10,281 shares)		$ 11.48

Service Class: Net Asset Value, offering price and redemption price per share ($114,772 ÷ 10,001 shares)		$ 11.48

Service Class 2: Net Asset Value, offering price and redemption price per share ($114,733 ÷ 10,001 shares)		$ 11.47

Statement of Operations

	For the period April 8, 2009 (commencement of operations) to June 30, 2009 (Unaudited)

Investment Income
Interest		$ 1

Expenses
Distribution fees	$ 90
Total expenses		90
Net investment income (loss)		(89)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		5
Change in net unrealized appreciation (depreciation) on underlying funds		44,579
Net gain (loss)		44,584
Net increase (decrease) in net assets resulting from operations		$ 44,495

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Statement of Changes in Net Assets

For the period April 8, 2009 (commencement of operations) to June 30, 2009 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (89)
Net realized gain (loss)	5
Change in net unrealized appreciation (depreciation)	44,579
Net increase (decrease) in net assets resulting from operations	44,495
Share transactions - net increase (decrease)	303,028
Total increase (decrease) in net assets	347,523

Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $89)	$ 347,523

Financial Highlights - Initial Class

Period ended June 30, 2009 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- H
Net realized and unrealized gain (loss)	1.48
Total from investment operations	1.48
Net asset value, end of period	$ 11.48
Total Return B,C	14.80%
Ratios to Average Net Assets E,G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118
Portfolio turnover rate	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to June 30, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

Period ended June 30, 2009 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- H
Net realized and unrealized gain (loss)	1.48
Total from investment operations	1.48
Net asset value, end of period	$ 11.48
Total Return B,C	14.80%
Ratios to Average Net Assets E,G
Expenses before reductions	.10% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 115
Portfolio turnover rate	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to June 30, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

Financial Highlights - Service Class 2

Period ended June 30, 2009 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)
Net realized and unrealized gain (loss)	1.48
Total from investment operations	1.47
Net asset value, end of period	$ 11.47
Total Return B,C	14.70%
Ratios to Average Net Assets E,G
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	(.25)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 115
Portfolio turnover rate	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to June 30, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

VIP Freedom 2050 Portfolio

Investment Summary (Unaudited)

Fund Holdings as of June 30, 2009
% of fund's investments
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	10.9
VIP Equity-Income Portfolio Initial Class	12.8
VIP Growth & Income Portfolio Initial Class	12.4
VIP Growth Portfolio Initial Class	12.2
VIP Mid Cap Portfolio Initial Class	4.6
VIP Value Portfolio Initial Class	11.4
VIP Value Strategies Portfolio Initial Class	5.0
69.3
International Equity Funds
VIP Overseas Portfolio Initial Class	20.4
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	9.8
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	0.5
100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	69.3%
International Equity Funds	20.4%
High Yield Fixed-Income Funds	9.8%
Investment Grade Fixed-Income Funds	0.5%

Expected
Domestic Equity Funds	69.5%
International Equity Funds	20.0%
High Yield Fixed-Income Funds	10.0%
Investment Grade Fixed-Income Funds	0.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of June 30, 2009. The expected allocation represents the fund's anticipated allocation at December 31, 2009.

Semiannual Report

VIP Freedom 2050 Portfolio

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.7%
	Shares	Value
Domestic Equity Funds - 69.3%
VIP Contrafund Portfolio Initial Class	2,277	$ 38,047
VIP Equity-Income Portfolio Initial Class	3,248	44,795
VIP Growth & Income Portfolio Initial Class	4,644	43,185
VIP Growth Portfolio Initial Class	1,731	42,536
VIP Mid Cap Portfolio Initial Class	759	16,016
VIP Value Portfolio Initial Class	5,483	39,585
VIP Value Strategies Portfolio Initial Class	3,000	17,549
TOTAL DOMESTIC EQUITY FUNDS		241,713
International Equity Funds - 20.4%
VIP Overseas Portfolio Initial Class	5,691	71,369
TOTAL EQUITY FUNDS (Cost $271,165)		313,082
Fixed-Income Funds - 10.3%

High Yield Fixed-Income Funds - 9.8%
VIP High Income Portfolio Initial Class	7,059	34,306
Investment Grade Fixed-Income Funds - 0.5%
VIP Investment Grade Bond Portfolio Initial Class	130	1,575
TOTAL FIXED-INCOME FUNDS (Cost $31,778)		35,881
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $302,943)		$ 348,963
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

VIP Freedom 2050 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $302,943) - See accompanying schedule		$ 348,963
Cash		26
Receivable for investments sold		10
Total assets		348,999

Liabilities
Distribution fees payable	$ 35
Total liabilities		35

Net Assets		$ 348,964
Net Assets consist of:
Paid in capital		$ 303,028
Accumulated net investment loss		(89)
Accumulated undistributed net realized gain (loss) on investments		5
Net unrealized appreciation (depreciation) on investments		46,020
Net Assets		$ 348,964

Initial Class: Net Asset Value, offering price and redemption price per share ($118,504 ÷ 10,281 shares)		$ 11.53

Service Class: Net Asset Value, offering price and redemption price per share ($115,250 ÷ 10,001 shares)		$ 11.52

Service Class 2: Net Asset Value, offering price and redemption price per share ($115,210 ÷ 10,001 shares)		$ 11.52

Statement of Operations

	For the period April 8, 2009 (commencement of operations) to June 30, 2009 (Unaudited)

Investment Income
Interest		$ 1

Expenses
Distribution fees	$ 90
Total expenses		90
Net investment income (loss)		(89)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		5
Change in net unrealized appreciation (depreciation) on underlying funds		46,020
Net gain (loss)		46,025
Net increase (decrease) in net assets resulting from operations		$ 45,936

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2050 Portfolio

Financial Statements - continued

Statement of Changes in Net Assets

For the period April 8, 2009 (commencement of operations) to June 30, 2009 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (89)
Net realized gain (loss)	5
Change in net unrealized appreciation (depreciation)	46,020
Net increase (decrease) in net assets resulting from operations	45,936
Share transactions - net increase (decrease)	303,028
Total increase (decrease) in net assets	348,964

Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $89)	$ 348,964

Financial Highlights - Initial Class

Period ended June 30, 2009 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- H
Net realized and unrealized gain (loss)	1.53
Total from investment operations	1.53
Net asset value, end of period	$ 11.53
Total Return B, C	15.30%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A
Expenses net of fee waivers, if any	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 119
Portfolio turnover rate	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to June 30, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Financial Highlights - Service Class

Period ended June 30, 2009 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- H
Net realized and unrealized gain (loss)	1.52
Total from investment operations	1.52
Net asset value, end of period	$ 11.52
Total Return B, C	15.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.10% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 115
Portfolio turnover rate	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to June 30, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

Financial Highlights - Service Class 2

Period ended June 30, 2009 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)
Net realized and unrealized gain (loss)	1.53
Total from investment operations	1.52
Net asset value, end of period	$ 11.52
Total Return B, C	15.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	(.25)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 115
Portfolio turnover rate	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to June 30, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio and VIP Freedom 2050 Portfolio (the Funds) are funds of Variable Insurance Products Fund V. Variable Insurance Products Fund V (the trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio and VIP Freedom 2050 Portfolio commenced operations on April 8, 2009. Each Fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 19, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for each Fund's investments, is included at the end of each Fund's Schedule of Investments. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements for VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, and VIP Freedom 2030 Portfolio. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the federal tax return for VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio and VIP Freedom 2050 Portfolio. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

VIP Freedom Funds Portfolio

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
VIP Freedom Income	$ 17,492,978	$ 206,748	$ (1,792,321)	$ (1,585,573)
VIP Freedom 2005	8,533,568	65,609	(1,787,917)	(1,722,308)
VIP Freedom 2010	138,898,615	1,455,549	(32,747,309)	(31,291,760)
VIP Freedom 2015	79,208,469	1,202,848	(17,910,945)	(16,708,097)
VIP Freedom 2020	243,528,612	3,328,192	(66,938,879)	(63,610,687)
VIP Freedom 2025	23,916,588	258,793	(7,365,584)	(7,106,791)
VIP Freedom 2030	76,748,418	622,581	(25,713,551)	(25,090,970)
VIP Freedom 2035	302,942	43,335	-	43,335
VIP Freedom 2040	303,431	44,241	(4)	44,237
VIP Freedom 2045	302,942	44,579	-	44,579
VIP Freedom 2050	302,943	46,020	-	46,020

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Income	3,454,669	2,168,130
VIP Freedom 2005	1,555,127	1,530,734
VIP Freedom 2010	10,752,599	16,659,764
VIP Freedom 2015	11,659,257	5,170,460
VIP Freedom 2020	24,786,367	13,759,257
VIP Freedom 2025	1,910,281	1,283,516
VIP Freedom 2030	6,843,335	7,577,742
VIP Freedom 2035	303,031	93
VIP Freedom 2040	303,540	110
VIP Freedom 2045	303,031	93
VIP Freedom 2050	303,031	93

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Other Transactions - continued

interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Total
VIP Freedom Income	$ 115	$ 6,428	$ 6,543
VIP Freedom 2005	114	295	409
VIP Freedom 2010	8,403	81,726	90,129
VIP Freedom 2015	435	33,233	33,668
VIP Freedom 2020	9,325	137,829	147,154
VIP Freedom 2025	222	4,975	5,197
VIP Freedom 2030	5,325	24,546	29,871
VIP Freedom 2035	26	64	90
VIP Freedom 2040	26	65	91
VIP Freedom 2045	26	64	90
VIP Freedom 2050	26	64	90

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

VIP Freedom Income
Initial Class	.00%	$ 15
Service Class	.10%	1
Service Class 2.25%		9
VIP Freedom 2005
Initial Class	.00%	9
Service Class	.10%	1
Service Class 2.25%		1
VIP Freedom 2010
Initial Class	.00%	32
Service Class	.10%	30
Service Class 2.25%		115
VIP Freedom 2015
Initial Class	.00%	47
Service Class	.10%	2
Service Class 2.25%		45
VIP Freedom 2020
Initial Class	.00%	45
Service Class	.10%	32
Service Class 2.25%		189

VIP Freedom Funds Portfolio

6. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser

VIP Freedom 2025
Initial Class	.00%	$ 18
Service Class	.10%	1
Service Class 2.25%		7
VIP Freedom 2030
Initial Class	.00%	27
Service Class	.10%	19
Service Class 2.25%		34

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
VIP Freedom Income
From net investment income
Initial Class	$ -	$ 342,108
Service Class	-	9,625
Service Class 2	-	174,408
Total	$ -	$ 526,141
From net realized gain
Initial Class	$ 79,247	$ 163,837
Service Class	2,149	5,784
Service Class 2	43,130	85,835
Total	$ 124,526	$ 255,456
VIP Freedom 2005
From net investment income
Initial Class	$ -	$ 235,259
Service Class	-	9,509
Service Class 2	-	9,697
Total	$ -	$ 254,465
From net realized gain
Initial Class	$ 134,670	$ 261,600
Service Class	5,538	13,696
Service Class 2	6,006	14,199
Total	$ 146,214	$ 289,495
VIP Freedom 2010
From net investment income
Initial Class	$ -	$ 879,990
Service Class	-	584,602
Service Class 2	-	2,166,610
Total	$ -	$ 3,631,202
From net realized gain
Initial Class	$ 133,272	$ 1,178,617
Service Class	124,123	892,278
Service Class 2	487,290	3,084,903
Total	$ 744,685	$ 5,155,798

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders - continued

	Six months ended June 30, 2009	Year ended December 31, 2008
VIP Freedom 2015
From net investment income
Initial Class	$ -	$ 893,010
Service Class	-	31,201
Service Class 2	-	825,549
Total	$ -	$ 1,749,760
From net realized gain
Initial Class	$ 204,767	$ 1,475,663
Service Class	6,566	39,174
Service Class 2	194,304	1,352,035
Total	$ 405,637	$ 2,866,872
VIP Freedom 2020
From net investment income
Initial Class	$ -	$ 1,106,016
Service Class	-	591,348
Service Class 2	-	3,294,752
Total	$ -	$ 4,992,116
From net realized gain
Initial Class	$ 204,853	$ 1,930,092
Service Class	146,729	1,167,918
Service Class 2	847,320	6,712,565
Total	$ 1,198,902	$ 9,810,575
VIP Freedom 2025
From net investment income
Initial Class	$ 14,048	$ 378,457
Service Class	605	13,104
Service Class 2	5,151	114,623
Total	$ 19,804	$ 506,184
From net realized gain
Initial Class	$ 112,387	$ 875,799
Service Class	4,841	30,040
Service Class 2	41,207	278,212
Total	$ 158,435	$ 1,184,051
VIP Freedom 2030
From net investment income
Initial Class	$ -	$ 612,209
Service Class	-	305,151
Service Class 2	-	546,907
Total	$ -	$ 1,464,267
From net realized gain
Initial Class	$ 259,161	$ 1,733,730
Service Class	164,844	950,997
Service Class 2	295,539	1,816,656
Total	$ 719,544	$ 4,501,383

VIP Freedom Funds Portfolio

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
VIP Freedom Income
Initial Class
Shares sold	141,404	501,867	$ 1,286,237	$ 5,160,698
Reinvestment of distributions	8,954	54,264	79,247	505,945
Shares redeemed	(127,149)	(502,710)	(1,153,980)	(5,106,372)
Net increase (decrease)	23,209	53,421	$ 211,504	$ 560,271
Service Class
Reinvestment of distributions	243	1,638	2,149	15,409
Shares redeemed	(7,362)	(11,726)	(67,456)	(117,173)
Net increase (decrease)	(7,119)	(10,088)	$ (65,307)	$ (101,764)
Service Class 2
Shares sold	242,976	426,084	$ 2,218,850	$ 4,408,106
Reinvestment of distributions	4,884	27,979	43,130	260,243
Shares redeemed	(141,376)	(256,554)	(1,290,793)	(2,643,621)
Net increase (decrease)	106,484	197,509	$ 971,187	$ 2,024,728
VIP Freedom 2005
Initial Class
Shares sold	180,998	242,328	$ 1,433,886	$ 2,371,698
Reinvestment of distributions	18,199	56,912	134,670	496,859
Shares redeemed	(183,615)	(356,607)	(1,405,882)	(3,719,706)
Net increase (decrease)	15,582	(57,367)	$ 162,674	$ (851,149)
Service Class
Shares sold	1,709	2,473	$ 12,981	$ 27,313
Reinvestment of distributions	748	2,588	5,538	23,205
Shares redeemed	(8,329)	(13,073)	(66,053)	(125,257)
Net increase (decrease)	(5,872)	(8,012)	$ (47,534)	$ (74,739)
Service Class 2
Shares sold	1,301	6,415	$ 10,360	$ 68,692
Reinvestment of distributions	811	2,671	6,006	23,896
Shares redeemed	(10,077)	(15,209)	(80,034)	(146,978)
Net increase (decrease)	(7,965)	(6,123)	$ (63,668)	$ (54,390)
VIP Freedom 2010
Initial Class
Shares sold	269,241	1,588,087	$ 2,180,087	$ 15,588,024
Reinvestment of distributions	17,582	241,127	133,272	2,058,607
Shares redeemed	(1,124,954)	(1,023,987)	(9,157,383)	(10,667,881)
Net increase (decrease)	(838,131)	805,227	$ (6,844,024)	$ 6,978,750
Service Class
Shares sold	376,070	1,354,835	$ 2,992,659	$ 14,958,079
Reinvestment of distributions	16,375	170,760	124,123	1,476,880
Shares redeemed	(460,230)	(1,057,559)	(3,626,227)	(11,040,748)
Net increase (decrease)	(67,785)	468,036	$ (509,445)	$ 5,394,211
Service Class 2
Shares sold	951,461	3,767,360	$ 7,696,833	$ 40,373,035
Reinvestment of distributions	64,456	617,836	487,290	5,251,513
Shares redeemed	(1,001,336)	(1,542,192)	(7,917,695)	(15,858,467)
Net increase (decrease)	14,581	2,843,004	$ 266,428	$ 29,766,081

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
VIP Freedom 2015
Initial Class
Shares sold	732,480	864,084	$ 5,858,460	$ 9,344,841
Reinvestment of distributions	27,302	272,518	204,767	2,368,673
Shares redeemed	(416,796)	(711,609)	(3,286,346)	(7,583,543)
Net increase (decrease)	342,986	424,993	$ 2,776,881	$ 4,129,971
Service Class
Shares sold	118,790	110,778	$ 939,436	$ 1,208,360
Reinvestment of distributions	875	8,470	6,566	70,375
Shares redeemed	(108,568)	(43,770)	(851,722)	(414,381)
Net increase (decrease)	11,097	75,478	$ 94,280	$ 864,354
Service Class 2
Shares sold	754,192	1,456,696	$ 6,088,996	$ 15,483,358
Reinvestment of distributions	26,011	253,978	194,304	2,177,584
Shares redeemed	(419,429)	(542,000)	(3,258,561)	(5,717,745)
Net increase (decrease)	360,774	1,168,674	$ 3,024,739	$ 11,943,197
VIP Freedom 2020
Initial Class
Shares sold	671,291	2,300,782	$ 5,074,868	$ 22,696,854
Reinvestment of distributions	29,646	371,405	204,853	3,036,108
Shares redeemed	(1,455,660)	(871,954)	(10,991,094)	(9,328,353)
Net increase (decrease)	(754,723)	1,800,233	$ (5,711,373)	$ 16,404,609
Service Class
Shares sold	542,002	1,283,889	$ 4,029,232	$ 13,856,609
Reinvestment of distributions	21,265	211,762	146,729	1,759,266
Shares redeemed	(408,261)	(692,253)	(2,978,497)	(7,391,665)
Net increase (decrease)	155,006	803,398	$ 1,197,464	$ 8,224,210
Service Class 2
Shares sold	2,447,519	5,054,668	$ 18,704,470	$ 54,645,306
Reinvestment of distributions	122,978	1,209,010	847,320	10,007,317
Shares redeemed	(663,863)	(1,890,076)	(4,874,881)	(19,555,218)
Net increase (decrease)	1,906,634	4,373,602	$ 14,676,909	$ 45,097,405
VIP Freedom 2025
Initial Class
Shares sold	128,103	405,260	$ 926,998	$ 4,339,557
Reinvestment of distributions	19,070	153,830	126,435	1,254,256
Shares redeemed	(166,973)	(284,309)	(1,214,106)	(3,007,681)
Net increase (decrease)	(19,800)	274,781	$ (160,673)	$ 2,586,132
Service Class
Shares sold	29,305	33,255	$ 215,113	$ 368,879
Reinvestment of distributions	821	5,340	5,446	43,144
Shares redeemed	(18,540)	(23,972)	(136,127)	(225,727)
Net increase (decrease)	11,586	14,623	$ 84,432	$ 186,296
Service Class 2
Shares sold	127,099	353,793	$ 923,959	$ 3,728,912
Reinvestment of distributions	7,013	48,506	46,358	392,835
Shares redeemed	(36,713)	(225,738)	(268,298)	(2,337,002)
Net increase (decrease)	97,399	176,561	$ 702,019	$ 1,784,745

VIP Freedom Funds Portfolio

8. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
VIP Freedom 2030
Initial Class
Shares sold	364,810	1,203,500	$ 2,526,068	$ 11,609,004
Reinvestment of distributions	42,072	303,094	259,161	2,345,939
Shares redeemed	(955,338)	(580,249)	(6,402,743)	(6,180,905)
Net increase (decrease)	(548,456)	926,345	$ (3,617,514)	$ 7,774,038
Service Class
Shares sold	335,270	643,764	$ 2,309,169	$ 7,092,703
Reinvestment of distributions	26,760	159,930	164,844	1,256,148
Shares redeemed	(182,526)	(346,804)	(1,231,967)	(3,804,921)
Net increase (decrease)	179,504	456,890	$ 1,242,046	$ 4,543,930
Service Class 2
Shares sold	523,232	918,652	$ 3,553,889	$ 9,828,127
Reinvestment of distributions	48,055	300,575	295,539	2,363,563
Shares redeemed	(266,900)	(366,117)	(1,800,261)	(3,746,227)
Net increase (decrease)	304,387	853,110	$ 2,049,167	$ 8,445,463
VIP Freedom 2035 A
Initial Class
Shares sold	10,282	-	$ 103,008	$ -
Shares redeemed	-	-	-	-
Net increase (decrease)	10,282	-	$ 103,008	$ -
Service Class
Shares sold	10,001	-	$ 100,010	$ -
Shares redeemed	-	-	-	-
Net increase (decrease)	10,001	-	$ 100,010	$ -
Service Class 2
Shares sold	10,001	-	$ 100,010	$ -
Shares redeemed	-	-	-	-
Net increase (decrease)	10,001	-	$ 100,010	$ -
VIP Freedom 2040 A
Initial Class
Shares sold	10,327	-	$ 103,520	$ -
Shares redeemed	(2)	-	(18)	-
Net increase (decrease)	10,325	-	$ 103,502	$ -
Service Class
Shares sold	10,001	-	$ 100,010	$ -
Shares redeemed	-	-	-	-
Net increase (decrease)	10,001	-	$ 100,010	$ -
Service Class 2
Shares sold	10,001	-	$ 100,010	$ -
Shares redeemed	-	-	-	-
Net increase (decrease)	10,001	-	$ 100,010	$ -
VIP Freedom 2045 A
Initial Class
Shares sold	10,281	-	$ 103,008	$ -
Shares redeemed	-	-	-	-
Net increase (decrease)	10,281	-	$ 103,008	$ -
Service Class
Shares sold	10,001	-	$ 100,010	$ -
Shares redeemed	-	-	-	-
Net increase (decrease)	10,001	-	$ 100,010	$ -
Service Class 2
Shares sold	10,001	-	$ 100,010	$ -
Shares redeemed	-	-	-	-
Net increase (decrease)	10,001	-	$ 100,010	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
VIP Freedom 2050 A
Initial Class
Shares sold	10,281	-	$ 103,008	$ -
Shares redeemed	-	-	-	-
Net increase (decrease)	10,281	-	$ 103,008	$ -
Service Class
Shares sold	10,001	-	$ 100,010	$ -
Shares redeemed	-	-	-	-
Net increase (decrease)	10,001	-	$ 100,010	$ -
Service Class 2
Shares sold	10,001	-	$ 100,010	$ -
Shares redeemed	-	-	-	-
Net increase (decrease)	10,001	-	$ 100,010	$ -

A For the period April 8, 2009 (commencement of operations) to June 30, 2009.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, VIP Freedom 2020 was the owner of record of approximately 16% of the total outstanding shares of VIP Value Portfolio. The Funds, in aggregate, were the owners of record of approximately 37% of the total outstanding shares of VIP Value Portfolio.

In addition, at the end of the period, FMR or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Freedom Income	55%	1	22%
VIP Freedom 2005	97%	-	-
VIP Freedom 2010	15%	1	60%
VIP Freedom 2015	44%	1	39%
VIP Freedom 2020	11%	2	72%
VIP Freedom 2025	57%	1	13%
VIP Freedom 2030	20%	1	54%
VIP Freedom 2035	99%	-	-
VIP Freedom 2040	99%	-	-
VIP Freedom 2045	99%	-	-
VIP Freedom 2050	99%	-	-

VIP Freedom Funds Portfolio

Proxy Voting Results

A special meeting of each fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,552,872,469.31	95.061
Withheld	288,502,726.49	4.939
TOTAL	5,841,375,195.80	100.000
Albert R. Gamper, Jr.
Affirmative	5,561,890,244.04	95.215
Withheld	279,484,951.76	4.785
TOTAL	5,841,375,195.80	100.000
Abigail P. Johnson
Affirmative	5,555,939,213.33	95.114
Withheld	285,435,982.47	4.886
TOTAL	5,841,375,195.80	100.000
Arthur E. Johnson
Affirmative	5,553,678,620.69	95.075
Withheld	287,696,575.11	4.925
TOTAL	5,841,375,195.80	100.000
Michael E. Kenneally
Affirmative	5,569,390,062.35	95.344
Withheld	271,985,133.45	4.656
TOTAL	5,841,375,195.80	100.000
James H. Keyes
Affirmative	5,566,176,180.94	95.289
Withheld	275,199,014.86	4.711
TOTAL	5,841,375,195.80	100.000
Marie L. Knowles
Affirmative	5,555,399,073.27	95.104
Withheld	285,976,122.53	4.896
TOTAL	5,841,375,195.80	100.000
Kenneth L. Wolfe
Affirmative	5,541,935,763.09	94.874
Withheld	299,439,432.71	5.126
TOTAL	5,841,375,195.80	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,850,324,304.70	83.034
Against	674,248,578.58	11.543
Abstain	316,802,312.52	5.423
TOTAL	5,841,375,195.80	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Freedom Funds

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and administration agreement (together, the Advisory Contracts) for each fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under each fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the nature or level of services provided under each fund's Advisory Contracts; or (iii) the day-to-day management of each fund or the persons primarily responsible for such management. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPFF2K-SANN-0809
1.819548.105

Fidelity® Variable Insurance Products:
Freedom Lifetime Income Funds -
Portfolios I, II, & III

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Lifetime Income Portfolio I	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Lifetime Income Portfolio II	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Lifetime Income Portfolio III	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
VIP Freedom Lifetime Income I	.00%
Actual		$ 1,000.00	$ 1,071.50	$ .00%
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00%
VIP Freedom Lifetime Income II	.00%
Actual		$ 1,000.00	$ 1,078.90	$ .00%
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00%
VIP Freedom Lifetime Income III	.00%
Actual		$ 1,000.00	$ 1,082.00	$ .00%
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00%

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

VIP Freedom Lifetime Income I Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	5.9	5.8
VIP Equity-Income Portfolio Investor Class	6.7	6.9
VIP Growth & Income Portfolio Investor Class	6.5	6.7
VIP Growth Portfolio Investor Class	6.3	6.5
VIP Mid Cap Portfolio Investor Class	2.7	2.5
VIP Value Portfolio Investor Class	6.0	6.0
VIP Value Strategies Portfolio Investor Class	2.9	2.6
	37.0	37.0
International Equity Funds
VIP Overseas Portfolio Investor Class R	8.9	9.3
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	5.4	4.7
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	35.6	35.1
Short-Term Funds
VIP Money Market Portfolio Investor Class	13.1	13.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	37.0%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	35.6%
Short-Term Funds	13.1%

Six months ago
Domestic Equity Funds	37.0%
International Equity Funds	9.3%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	35.1%
Short-Term Funds	13.9%

Expected
Domestic Equity Funds	35.6%
International Equity Funds	8.4%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	15.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 30, 2008. The current allocation is based on the fund's holdings as of June 30, 2009. The expected allocation represents the fund's anticipated allocation at December 31, 2009.

Semiannual Report

VIP Freedom Lifetime Income I Portfolio

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 45.9%
	Shares	Value
Domestic Equity Funds - 37.0%
VIP Contrafund Portfolio Investor Class	26,603	$ 442,946
VIP Equity-Income Portfolio Investor Class	36,527	502,611
VIP Growth & Income Portfolio Investor Class	53,068	492,476
VIP Growth Portfolio Investor Class	19,433	476,100
VIP Mid Cap Portfolio Investor Class	9,501	199,720
VIP Value Portfolio Investor Class	62,984	454,113
VIP Value Strategies Portfolio Investor Class	37,182	216,400
TOTAL DOMESTIC EQUITY FUNDS		2,784,366
International Equity Funds - 8.9%
VIP Overseas Portfolio Investor Class R	53,734	671,675
TOTAL EQUITY FUNDS (Cost $5,493,146)		3,456,041
Fixed-Income Funds - 41.0%

High Yield Fixed-Income Funds - 5.4%
VIP High Income Portfolio Investor Class	83,107	403,069
Investment Grade Fixed-Income Funds - 35.6%
VIP Investment Grade Bond Portfolio Investor Class	221,613	2,677,087
TOTAL FIXED-INCOME FUNDS (Cost $3,287,634)		3,080,156
Short-Term Funds - 13.1%

VIP Money Market Portfolio Investor Class (Cost $984,047)	984,047	984,047
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $9,764,827)		$ 7,520,244
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income I Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $9,764,827) - See accompanying schedule		$ 7,520,244
Receivable for investments sold		125
Total assets		7,520,369

Liabilities
Payable for investments purchased	$ 48
Payable for fund shares redeemed	124
Total liabilities		172

Net Assets		$ 7,520,197
Net Assets consist of:
Paid in capital		$ 9,737,523
Undistributed net investment income		144,837
Accumulated undistributed net realized gain (loss) on investments		(117,580)
Net unrealized appreciation (depreciation) on investments		(2,244,583)
Net Assets, for 906,563 shares outstanding		$ 7,520,197
Net Asset Value, offering price and redemption price per share ($7,520,197 ÷ 906,563 shares)		$ 8.30

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 150,162

Expenses
Independent trustees' compensation	$ 13
Total expenses before reductions	13
Expense reductions	(13)	0
Net investment income (loss)		150,162
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(12,741)
Capital gain distributions from underlying funds	4,884	(7,857)
Change in net unrealized appreciation (depreciation) on underlying funds		330,052
Net gain (loss)		322,195
Net increase (decrease) in net assets resulting from operations		$ 472,357

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income I Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 150,162	$ 335,859
Net realized gain (loss)	(7,857)	233,087
Change in net unrealized appreciation (depreciation)	330,052	(3,037,884)
Net increase (decrease) in net assets resulting from operations	472,357	(2,468,938)
Distributions to shareholders from net investment income	(9,675)	(332,233)
Distributions to shareholders from net realized gain	(48,377)	(490,163)
Total distributions	(58,052)	(822,396)
Share transactions Proceeds from sales of shares	-	389,102
Reinvestment of distributions	58,052	822,396
Cost of shares redeemed	(599,696)	(2,805,920)
Net increase (decrease) in net assets resulting from share transactions	(541,644)	(1,594,422)
Total increase (decrease) in net assets	(127,339)	(4,885,756)

Net Assets
Beginning of period	7,647,536	12,533,292
End of period (including undistributed net investment income of $144,837 and undistributed net investment income of $4,350, respectively)	$ 7,520,197	$ 7,647,536
Other Information Shares
Sold	-	41,227
Issued in reinvestment of distributions	7,996	100,142
Redeemed	(80,237)	(280,647)
Net increase (decrease)	(72,241)	(139,278)

Financial Highlights

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.81	$ 11.21	$ 10.98	$ 10.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.33	.36	.27	.10
Net realized and unrealized gain (loss)	.39	(2.85)	.53	.67	.26
Total from investment operations	.55	(2.52)	.89	.94	.36
Distributions from net investment income	(.01)	(.37)	(.34)	(.18)	(.05)
Distributions from net realized gain	(.05)	(.51)	(.32)	(.05)	(.04)
Total distributions	(.06)	(.88)	(.66)	(.23)	(.09)
Net asset value, end of period	$ 8.30	$ 7.81	$ 11.21	$ 10.98	$ 10.27
Total Return B, C, D	7.15%	(22.68)%	8.16%	9.15%	3.55%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	4.11% A	3.31%	3.15%	2.50%	2.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,520	$ 7,648	$ 12,533	$ 10,106	$ 2,906
Portfolio turnover rate	4% A	25%	16%	28%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income II Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	7.3	7.2
VIP Equity-Income Portfolio Investor Class	8.2	8.5
VIP Growth & Income Portfolio Investor Class	8.1	8.2
VIP Growth Portfolio Investor Class	7.7	8.1
VIP Mid Cap Portfolio Investor Class	3.3	3.1
VIP Value Portfolio Investor Class	7.5	7.4
VIP Value Strategies Portfolio Investor Class	3.6	3.2
	45.7	45.7
International Equity Funds
VIP Overseas Portfolio Investor Class R	11.1	11.6
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	6.5	5.7
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	32.3	32.3
Short-Term Funds
VIP Money Market Portfolio Investor Class	4.4	4.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	45.7%
International Equity Funds	11.1%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	32.3%
Short-Term Funds	4.4%

Six months ago
Domestic Equity Funds	45.7%
International Equity Funds	11.6%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	32.3%
Short-Term Funds	4.7%

Expected
Domestic Equity Funds	41.3%
International Equity Funds	10.3%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	35.9%
Short-Term Funds	6.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 30, 2008. The current allocation is based on the fund's holdings as of June 30, 2009. The expected allocation represents the fund's anticipated allocation at December 31, 2009.

Semiannual Report

VIP Freedom Lifetime Income II Portfolio

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 56.8%
	Shares	Value
Domestic Equity Funds - 45.7%
VIP Contrafund Portfolio Investor Class	52,722	$ 877,827
VIP Equity-Income Portfolio Investor Class	72,403	996,265
VIP Growth & Income Portfolio Investor Class	105,018	974,566
VIP Growth Portfolio Investor Class	38,214	936,240
VIP Mid Cap Portfolio Investor Class	18,826	395,726
VIP Value Portfolio Investor Class	125,703	906,319
VIP Value Strategies Portfolio Investor Class	74,752	435,058
TOTAL DOMESTIC EQUITY FUNDS		5,522,001
International Equity Funds - 11.1%
VIP Overseas Portfolio Investor Class R	106,994	1,337,425
TOTAL EQUITY FUNDS (Cost $11,699,436)		6,859,426
Fixed-Income Funds - 38.8%

High Yield Fixed-Income Funds - 6.5%
VIP High Income Portfolio Investor Class	161,977	785,590
Investment Grade Fixed-Income Funds - 32.3%
VIP Investment Grade Bond Portfolio Investor Class	322,987	3,901,682
TOTAL FIXED-INCOME FUNDS (Cost $5,054,830)		4,687,272
Short-Term Funds - 4.4%

VIP Money Market Portfolio Investor Class (Cost $530,366)	530,366	530,366
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $17,284,632)		$ 12,077,064
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income II Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $17,284,632) - See accompanying schedule		$ 12,077,064
Receivable for fund shares sold		91,147
Total assets		12,168,211

Liabilities
Payable for investments purchased	$ 91,163
Payable for fund shares redeemed	9
Total liabilities		91,172

Net Assets		$ 12,077,039
Net Assets consist of:
Paid in capital		$ 17,474,502
Undistributed net investment income		222,669
Accumulated undistributed net realized gain (loss) on investments		(412,564)
Net unrealized appreciation (depreciation) on investments		(5,207,568)
Net Assets, for 1,529,493 shares outstanding		$ 12,077,039
Net Asset Value, offering price and redemption price per share ($12,077,039 ÷ 1,529,493 shares)		$ 7.90

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 228,742

Expenses
Independent trustees' compensation	$ 22
Total expenses before reductions	22
Expense reductions	(22)	0
Net investment income (loss)		228,742
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(139,373)
Capital gain distributions from underlying funds	8,157	(131,216)
Change in net unrealized appreciation (depreciation) on underlying funds		838,780
Net gain (loss)		707,564
Net increase (decrease) in net assets resulting from operations		$ 936,306

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 228,742	$ 540,920
Net realized gain (loss)	(131,216)	471,911
Change in net unrealized appreciation (depreciation)	838,780	(6,922,220)
Net increase (decrease) in net assets resulting from operations	936,306	(5,909,389)
Distributions to shareholders from net investment income	(17,205)	(536,781)
Distributions to shareholders from net realized gain	(137,642)	(1,088,933)
Total distributions	(154,847)	(1,625,714)
Share transactions Proceeds from sales of shares	453,742	1,004,362
Reinvestment of distributions	154,847	1,625,714
Cost of shares redeemed	(2,204,923)	(4,904,098)
Net increase (decrease) in net assets resulting from share transactions	(1,596,334)	(2,274,022)
Total increase (decrease) in net assets	(814,875)	(9,809,125)

Net Assets
Beginning of period	12,891,914	22,701,039
End of period (including undistributed net investment income of $222,669 and undistributed net investment income of $11,132, respectively)	$ 12,077,039	$ 12,891,914
Other Information Shares
Sold	57,168	92,340
Issued in reinvestment of distributions	22,974	202,601
Redeemed	(287,312)	(501,187)
Net increase (decrease)	(207,170)	(206,246)

Financial Highlights

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.42	$ 11.68	$ 11.36	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.29	.32	.23	.10
Net realized and unrealized gain (loss)	.43	(3.57)	.77	.95	.40
Total from investment operations	.57	(3.28)	1.09	1.18	.50
Distributions from net investment income	(.01)	(.34)	(.30)	(.14)	(.06)
Distributions from net realized gain	(.08)	(.64)	(.48)	(.05)	(.07)
Total distributions	(.09)	(.98)	(.77) I	(.19)	(.13)
Net asset value, end of period	$ 7.90	$ 7.42	$ 11.68	$ 11.36	$ 10.37
Total Return B, C, D	7.89%	(28.49)%	9.67%	11.38%	5.00%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.76% A	2.91%	2.67%	2.12%	2.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,077	$ 12,892	$ 22,701	$ 17,221	$ 2,366
Portfolio turnover rate	11% A	25%	18%	16%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimburse ents or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.77 per share is comprised of distributions from net investment income of $.295 and distributions from net realized gain of $.475 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income III Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	9.3	9.2
VIP Equity-Income Portfolio Investor Class	10.5	10.9
VIP Growth & Income Portfolio Investor Class	10.3	10.6
VIP Growth Portfolio Investor Class	10.0	10.4
VIP Mid Cap Portfolio Investor Class	4.2	3.9
VIP Value Portfolio Investor Class	9.5	9.5
VIP Value Strategies Portfolio Investor Class	4.5	4.1
	58.3	58.6
International Equity Funds
VIP Overseas Portfolio Investor Class R	14.2	14.9
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	7.7	6.8
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	19.8	19.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	58.3%
International Equity Funds	14.2%
High Yield Fixed-Income Funds	7.7%
Investment Grade Fixed-Income Funds	19.8%
Short-Term Funds	0.0%

Six months ago
Domestic Equity Funds	58.6%
International Equity Funds	14.9%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	19.7%
Short-Term Funds	0.0%

Expected
Domestic Equity Funds	56.5%
International Equity Funds	14.1%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	21.9%
Short-Term Funds	0.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 30, 2008. The current allocation is based on the fund's holdings as of June 30, 2009. The expected allocation represents the fund's anticipated allocation at December 31, 2009.

Semiannual Report

VIP Freedom Lifetime Income III Portfolio

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 72.5%
	Shares	Value
Domestic Equity Funds - 58.3%
VIP Contrafund Portfolio Investor Class	32,175	$ 535,711
VIP Equity-Income Portfolio Investor Class	44,177	607,869
VIP Growth & Income Portfolio Investor Class	64,366	597,313
VIP Growth Portfolio Investor Class	23,536	576,642
VIP Mid Cap Portfolio Investor Class	11,411	239,865
VIP Value Portfolio Investor Class	76,026	548,146
VIP Value Strategies Portfolio Investor Class	44,647	259,848
TOTAL DOMESTIC EQUITY FUNDS		3,365,394
International Equity Funds - 14.2%
VIP Overseas Portfolio Investor Class R	65,666	820,826
TOTAL EQUITY FUNDS (Cost $6,766,241)		4,186,220
Fixed-Income Funds - 27.5%

High Yield Fixed-Income Funds - 7.7%
VIP High Income Portfolio Investor Class	91,968	446,046
Investment Grade Fixed-Income Funds - 19.8%
VIP Investment Grade Bond Portfolio Investor Class	94,332	1,139,527
TOTAL FIXED-INCOME FUNDS (Cost $1,735,587)		1,585,573
Short-Term Funds - 0.0%

VIP Money Market Portfolio Investor Class (Cost $964)	964	964
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,502,792)		$ 5,772,757
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income III Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $8,502,792) - See accompanying schedule	$ 5,772,757
Receivable for investments sold	96
Total assets	5,772,853

Liabilities
Payable for fund shares redeemed	98

Net Assets	$ 5,772,755
Net Assets consist of:
Paid in capital	$ 8,543,820
Undistributed net investment income	56,026
Accumulated undistributed net realized gain (loss) on investments	(97,056)
Net unrealized appreciation (depreciation) on investments	(2,730,035)
Net Assets, for 807,707 shares outstanding	$ 5,772,755
Net Asset Value, offering price and redemption price per share ($5,772,755 ÷ 807,707 shares)	$ 7.15

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 59,315

Expenses
Independent trustees' compensation	$ 9
Total expenses before reductions	9
Expense reductions	(9)	0
Net investment income (loss)		59,315
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,738
Capital gain distributions from underlying funds	2,724	4,462
Change in net unrealized appreciation (depreciation) on underlying funds		359,810
Net gain (loss)		364,272
Net increase (decrease) in net assets resulting from operations		$ 423,587

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 59,315	$ 202,057
Net realized gain (loss)	4,462	315,119
Change in net unrealized appreciation (depreciation)	359,810	(3,737,872)
Net increase (decrease) in net assets resulting from operations	423,587	(3,220,696)
Distributions to shareholders from net investment income	(8,000)	(197,346)
Distributions to shareholders from net realized gain	(72,004)	(636,937)
Total distributions	(80,004)	(834,283)
Share transactions Proceeds from sales of shares	69,721	219,631
Reinvestment of distributions	80,004	834,283
Cost of shares redeemed	(140,011)	(2,664,194)
Net increase (decrease) in net assets resulting from share transactions	9,714	(1,610,280)
Total increase (decrease) in net assets	353,297	(5,665,259)

Net Assets
Beginning of period	5,419,458	11,084,717
End of period (including undistributed net investment income of $56,026 and undistributed net investment income of $4,711, respectively)	$ 5,772,755	$ 5,419,458
Other Information Shares
Sold	9,630	24,955
Issued in reinvestment of distributions	13,537	110,225
Redeemed	(21,444)	(260,873)
Net increase (decrease)	1,723	(125,693)

Financial Highlights

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.72	$ 11.90	$ 11.56	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.24	.29	.19	.11
Net realized and unrealized gain (loss)	.46	(4.36)	.96	1.15	.50
Total from investment operations	.53	(4.12)	1.25	1.34	.61
Distributions from net investment income	(.01)	(.27)	(.29)	(.15)	(.06)
Distributions from net realized gain	(.09)	(.79)	(.62)	(.11)	(.07)
Total distributions	(.10)	(1.06)	(.91)	(.26)	(.13)
Net asset value, end of period	$ 7.15	$ 6.72	$ 11.90	$ 11.56	$ 10.48
Total Return B, C, D	8.20%	(35.25)%	10.88%	12.78%	6.10%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.25% A	2.43%	2.41%	1.76%	2.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,773	$ 5,419	$ 11,085	$ 8,835	$ 2,958
Portfolio turnover rate	5% A	20%	11%	15%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds) are funds of Variable Insurance Products Fund V. The Variable Insurance Products Fund V (the trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 19, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. All inputs to value investments as of June 30, 2009, for each Fund are categorized as Level 1 in the disclosure hierarchy. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
VIP Freedom Lifetime Income I	$ 9,830,339	$ 43,009	$ (2,353,104)	$ (2,310,095)
VIP Freedom Lifetime Income II	17,439,605	29,935	(5,392,476)	(5,362,541)
VIP Freedom Lifetime Income III	8,583,963	47,357	(2,858,563)	(2,811,206)

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Lifetime Income I	155,047	599,699
VIP Freedom Lifetime Income II	690,654	2,204,902
VIP Freedom Lifetime Income III	131,849	140,013

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

5. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

VIP Freedom Lifetime Income I	0%	$ 13
VIP Freedom Lifetime Income II	0%	$ 22
VIP Freedom Lifetime Income III	0%	$ 9

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of all of the total outstanding shares of the Funds.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,552,872,469.31	95.061
Withheld	288,502,726.49	4.939
TOTAL	5,841,375,195.80	100.000
Albert R. Gamper, Jr.
Affirmative	5,561,890,244.04	95.215
Withheld	279,484,951.76	4.785
TOTAL	5,841,375,195.80	100.000
Abigail P. Johnson
Affirmative	5,555,939,213.33	95.114
Withheld	285,435,982.47	4.886
TOTAL	5,841,375,195.80	100.000
Arthur E. Johnson
Affirmative	5,553,678,620.69	95.075
Withheld	287,696,575.11	4.925
TOTAL	5,841,375,195.80	100.000
Michael E. Kenneally
Affirmative	5,569,390,062.35	95.344
Withheld	271,985,133.45	4.656
TOTAL	5,841,375,195.80	100.000
James H. Keyes
Affirmative	5,566,176,180.94	95.289
Withheld	275,199,014.86	4.711
TOTAL	5,841,375,195.80	100.000
Marie L. Knowles
Affirmative	5,555,399,073.27	95.104
Withheld	285,976,122.53	4.896
TOTAL	5,841,375,195.80	100.000
Kenneth L. Wolfe
Affirmative	5,541,935,763.09	94.874
Withheld	299,439,432.71	5.126
TOTAL	5,841,375,195.80	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,850,324,304.70	83.034
Against	674,248,578.58	11.543
Abstain	316,802,312.52	5.423
TOTAL	5,841,375,195.80	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Freedom Lifetime Income Funds

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and administration agreement (together, the Advisory Contracts) for each fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under each fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the nature or level of services provided under each fund's Advisory Contracts; or (iii) the day-to-day management of each fund or the persons primarily responsible for such management. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPFLI-SANN-0809
1.816202.103

Fidelity® Variable Insurance Products:
FundsManager - 20%, 50%, 60%, 70%, 85% Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
FundsManager 20% Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
FundsManager 50% Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
FundsManager 60% Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
FundsManager 70% Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
FundsManager 85% Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP FundsManager Portfolio

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
VIP FundsManager 20% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,031.30	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 1,030.20	$ 1.76
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 1,031.30	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
VIP FundsManager 50% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,048.70	$ 1.02
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 1,047.50	$ 1.78
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 1,050.10	$ 1.02
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
VIP FundsManager 60% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,060.10	$ 1.02
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 1,057.30	$ 1.79
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 1,060.10	$ 1.02
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
VIP FundsManager 70% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,059.70	$ 1.02
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 1,059.80	$ 1.79
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 1,059.70	$ 1.02
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
VIP FundsManager 85% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,060.10	$ 1.02
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 1,058.50	$ 1.79
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 1,061.70	$ 1.02
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

VIP FundsManager Portfolio

VIP FundsManager 20% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0*	0.2
Fidelity Blue Chip Growth Fund	0.2	0.3
Fidelity Contrafund	0.0*	1.5
Fidelity Disciplined Equity Fund	0.0*	0.5
Fidelity Dividend Growth Fund	1.7	0.0*
Fidelity Equity-Income Fund	0.4	0.3
Fidelity Equity-Income II Fund	0.0*	0.6
Fidelity Fund	1.5	3.8
Fidelity Growth Company Fund	1.0	1.0
Fidelity Independence Fund	0.0*	0.0*
Fidelity Large Cap Stock Fund	0.3	0.0
Fidelity Large Cap Value Fund	0.3	0.8
Fidelity Leveraged Company Stock Fund	0.0*	0.0*
Fidelity Magellan Fund	0.1	0.1
Fidelity Mega Cap Stock Fund	0.1	0.6
Fidelity Mid-Cap Stock Fund	0.0*	0.0*
Fidelity Real Estate Investment Portfolio	0.1	0.1
Fidelity Select Air Transportation Portfolio	0.1	0.1
Fidelity Select Automotive Portfolio	0.0*	0.0
Fidelity Select Banking Portfolio	0.6	0.4
Fidelity Select Biotechnology Portfolio	0.7	0.7
Fidelity Select Chemicals Portfolio	0.2	0.0
Fidelity Select Computers Portfolio	0.5	0.0*
Fidelity Select Construction & Housing Portfolio	0.3	0.1
Fidelity Select Consumer Discretionary Portfolio	0.2	0.0
Fidelity Select Consumer Staples Portfolio	1.5	0.9
Fidelity Select Defense & Aerospace Portfolio	0.0*	0.0
Fidelity Select Energy Portfolio	1.1	0.3
Fidelity Select Energy Services Portfolio	0.1	0.0
Fidelity Select Environmental Portfolio	0.1	0.1
Fidelity Select Financial Services Portfolio	0.6	0.0
Fidelity Select Gold Portfolio	0.2	0.4
Fidelity Select Health Care Portfolio	0.0*	0.1
Fidelity Select Industrial Equipment Portfolio	0.1	0.0
Fidelity Select Industrials Portfolio	0.6	0.1
Fidelity Select Insurance Portfolio	0.2	0.0*
Fidelity Select IT Services Portfolio	0.3	0.0
Fidelity Select Leisure Portfolio	0.3	0.2

	% of fund's investments	% of fund's investments 6 months ago
Fidelity Select Medical Delivery Portfolio	0.5	0.0
Fidelity Select Medical Equipment & Systems Portfolio	0.3	0.3
Fidelity Select Multimedia Portfolio	0.1	0.0
Fidelity Select Natural Resources Portfolio	0.1	0.1
Fidelity Select Pharmaceuticals Portfolio	1.0	0.9
Fidelity Select Retailing Portfolio	0.2	0.0
Fidelity Select Software & Computer Services Portfolio	0.8	0.4
Fidelity Select Technology Portfolio	0.9	0.2
Fidelity Select Telecommunications Portfolio	0.4	0.1
Fidelity Select Transportation Portfolio	0.2	0.1
Fidelity Small Cap Growth Fund	0.1	0.1
Fidelity Small Cap Stock Fund	0.0*	0.0*
Fidelity Small Cap Value Fund	0.8	0.9
Fidelity Telecom and Utilities Fund	0.5	0.4
Spartan Extended Market Index Fund Investor Class	0.8	0.8
Spartan Total Market Index Fund Investor Class	1.4	1.7
VIP Mid Cap Portfolio Investor Class	0.0*	0.0*
	21.5	19.2
International Equity Funds
Fidelity International Discovery Fund	0.0*	0.0*
Fidelity International Small Cap Opportunities Fund	0.0*	0.0*
Fidelity International Value Fund	0.0*	0.0*
Fidelity Overseas Fund	0.0*	0.0*
	0.0*	0.0*
Fixed-Income Funds
Fidelity High Income Fund	3.6	0.0*
Fidelity U.S. Bond Index Fund	45.9	51.4
	49.5	51.4
Money Market Funds
Fidelity Institutional Money Market Portfolio Class I	7.2	8.3
Fidelity Institutional Prime Money Market Portfolio Class I	17.9	21.1
Fidelity Select Money Market Portfolio	3.9	0.0
	29.0	29.4
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's investments)
As of June 30, 2009
Domestic Equity Funds	21.5%
International Equity Funds	0.0%
Fixed Income Funds	49.5%
Money Market Funds	29.0%

As of December 31, 2008
Domestic Equity Funds	19.2%
International Equity Funds	0.0%
Fixed Income Funds	51.4%
Money Market Funds	29.4%

VIP FundsManager Portfolio

VIP FundsManager 20% Portfolio

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 21.5%
	Shares	Value
Domestic Equity Funds - 21.5%
Fidelity 130/30 Large Cap Fund	4,308	$ 24,125
Fidelity Blue Chip Growth Fund	14,202	414,117
Fidelity Contrafund	842	40,249
Fidelity Disciplined Equity Fund	3,302	58,008
Fidelity Dividend Growth Fund	160,835	2,975,452
Fidelity Equity-Income Fund	21,546	688,822
Fidelity Equity-Income II Fund	661	8,878
Fidelity Fund	111,233	2,664,031
Fidelity Growth Company Fund	32,200	1,780,360
Fidelity Independence Fund	309	4,770
Fidelity Large Cap Stock Fund	39,353	463,977
Fidelity Large Cap Value Fund	63,201	509,399
Fidelity Leveraged Company Stock Fund	191	3,347
Fidelity Magellan Fund	2,899	153,842
Fidelity Mega Cap Stock Fund	21,064	152,296
Fidelity Mid-Cap Stock Fund	2,740	48,902
Fidelity Real Estate Investment Portfolio	14,725	195,400
Fidelity Select Air Transportation Portfolio (a)	10,131	218,529
Fidelity Select Automotive Portfolio	1,034	22,916
Fidelity Select Banking Portfolio	79,382	1,000,214
Fidelity Select Biotechnology Portfolio (a)	20,161	1,218,311
Fidelity Select Chemicals Portfolio	5,922	337,360
Fidelity Select Computers Portfolio (a)	24,474	809,339
Fidelity Select Construction & Housing Portfolio	20,054	476,889
Fidelity Select Consumer Discretionary Portfolio	27,166	404,771
Fidelity Select Consumer Staples Portfolio	51,006	2,668,113
Fidelity Select Defense & Aerospace Portfolio	1,804	88,675
Fidelity Select Energy Portfolio (a)	55,781	1,940,060
Fidelity Select Energy Services Portfolio (a)	2,440	113,568
Fidelity Select Environmental Portfolio	16,043	216,574
Fidelity Select Financial Services Portfolio	21,709	1,075,902
Fidelity Select Gold Portfolio	11,222	402,526
Fidelity Select Health Care Portfolio	1,076	95,542
Fidelity Select Industrial Equipment Portfolio	12,789	246,447
Fidelity Select Industrials Portfolio	73,433	1,012,647
Fidelity Select Insurance Portfolio	11,040	348,761
Fidelity Select IT Services Portfolio (a)	42,394	550,696
Fidelity Select Leisure Portfolio	10,678	606,945
Fidelity Select Medical Delivery Portfolio (a)	26,642	879,181
Fidelity Select Medical Equipment & Systems Portfolio	28,913	606,308
Fidelity Select Multimedia Portfolio	5,320	133,809

	Shares	Value
Fidelity Select Natural Resources Portfolio (a)	4,769	$ 106,582
Fidelity Select Pharmaceuticals Portfolio	193,107	1,734,098
Fidelity Select Retailing Portfolio	12,370	431,206
Fidelity Select Software & Computer Services Portfolio (a)	23,755	1,372,816
Fidelity Select Technology Portfolio	29,008	1,618,956
Fidelity Select Telecommunications Portfolio	20,215	697,200
Fidelity Select Transportation Portfolio	10,626	312,285
Fidelity Small Cap Growth Fund (a)	9,604	96,429
Fidelity Small Cap Stock Fund	4,960	59,473
Fidelity Small Cap Value Fund	148,139	1,518,426
Fidelity Telecom and Utilities Fund	67,800	856,987
Spartan Extended Market Index Fund Investor Class	55,495	1,361,858
Spartan Total Market Index Fund Investor Class	94,011	2,448,987
VIP Mid Cap Portfolio Investor Class	78	1,637
TOTAL DOMESTIC EQUITY FUNDS		38,276,998
International Equity Funds - 0.0%
Fidelity International Discovery Fund	209	5,217
Fidelity International Small Cap Opportunities Fund	538	3,630
Fidelity International Value Fund	747	4,935
Fidelity Overseas Fund	411	10,895
TOTAL INTERNATIONAL EQUITY FUNDS		24,677
TOTAL EQUITY FUNDS (Cost $39,135,716)		38,301,675
Fixed-Income Funds - 49.5%

Fidelity High Income Fund	865,749	6,328,626
Fidelity U.S. Bond Index Fund	7,530,600	81,631,703
TOTAL FIXED-INCOME FUNDS (Cost $86,991,666)		87,960,329
Money Market Funds - 29.0%

Fidelity Institutional Money Market Portfolio Class I	12,744,129	12,744,129
Fidelity Institutional Prime Money Market Portfolio Class I	31,768,934	31,768,934
Fidelity Select Money Market Portfolio	7,030,737	7,030,737
TOTAL MONEY MARKET FUNDS (Cost $51,543,800)		51,543,800
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $177,671,182)		$ 177,805,804
Legend
(a) Non-income producing

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in these securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $7,875,921 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $2,778,480 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 20% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)
Assets
Investment in securities, at value (cost $177,671,182) - See accompanying schedule		$ 177,805,804
Receivable for investments sold		836,216
Receivable for fund shares sold		86,234
Total assets		178,728,254

Liabilities
Payable for fund shares redeemed	$ 922,450
Accrued management fee	29,361
Distribution fees payable	10
Total liabilities		951,821

Net Assets		$ 177,776,433
Net Assets consist of:
Paid in capital		$ 191,042,376
Undistributed net investment income		1,758,020
Accumulated undistributed net realized gain (loss) on investments		(15,158,585)
Net unrealized appreciation (depreciation) on investments		134,622
Net Assets		$ 177,776,433

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)
Service Class: Net Asset Value, offering price and redemption price per share ($73,276 ÷ 7,662.07 shares)	$ 9.56

Service Class 2: Net Asset Value, offering price and redemption price per share ($73,603 ÷ 7,700.74 shares)	$ 9.56

Investor Class: Net Asset Value, offering price and redemption price per share ($177,629,554 ÷ 18,582,558.21 shares)	$ 9.56

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Statement of Operations

Six months ended June 30, 2009 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 1,919,573

Expenses
Management fee	$ 201,639
Distribution fees	140
Independent trustees' compensation	274
Total expenses before reductions	202,053
Expense reductions	(40,500)	161,553
Net investment income (loss)		1,758,020
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(4,324,660)
Change in net unrealized appreciation (depreciation) on underlying funds		7,928,847
Net gain (loss)		3,604,187
Net increase (decrease) in net assets resulting from operations		$ 5,362,207

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,758,020	$ 4,773,317
Net realized gain (loss)	(4,324,660)	(10,766,185)
Change in net unrealized appreciation (depreciation)	7,928,847	(6,754,629)
Net increase (decrease) in net assets resulting from operations	5,362,207	(12,747,497)
Distributions to shareholders from net investment income	-	(4,824,891)
Distributions to shareholders from net realized gain	-	(435,331)
Total distributions	-	(5,260,222)
Share transactions - net increase (decrease)	19,128,450	55,107,340
Total increase (decrease) in net assets	24,490,657	37,099,621

Net Assets
Beginning of period	153,285,776	116,186,155
End of period (including undistributed net investment income of $1,758,020 and $0, respectively)	$ 177,776,433	$ 153,285,776

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.27	$ 10.48	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.34	.45	.33
Net realized and unrealized gain (loss)	.19	(1.21)	.18	.20
Total from investment operations	.29	(.87)	.63	.53
Distributions from net investment income	-	(.30)	(.29)	(.14)
Distributions from net realized gain	-	(.04)	(.20)	(.05)
Total distributions	-	(.34) I	(.49)	(.19)
Net asset value, end of period	$ 9.56	$ 9.27	$ 10.48	$ 10.34
Total Return B, C, D	3.13%	(8.33)%	6.12%	5.34%
Ratios to Average Net Assets F, H
Expenses before reductions	.35% A	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20% A
Net investment income (loss)	2.18% A	3.33%	4.20%	4.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 73	$ 88	$ 112	$ 105
Portfolio turnover rate	39% A	64%	76%	92% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.337 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.035 per share.

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.28	$ 10.48	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.32	.43	.32
Net realized and unrealized gain (loss)	.19	(1.20)	.18	.20
Total from investment operations	.28	(.88)	.61	.52
Distributions from net investment income	-	(.29)	(.27)	(.13)
Distributions from net realized gain	-	(.04)	(.20)	(.05)
Total distributions	-	(.32) I	(.47)	(.18)
Net asset value, end of period	$ 9.56	$ 9.28	$ 10.48	$ 10.34
Total Return B, C, D	3.02%	(8.40)%	5.96%	5.23%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35%	.35% A
Net investment income (loss)	2.02% A	3.18%	4.05%	4.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 74	$ 88	$ 112	$ 105
Portfolio turnover rate	39% A	64%	76%	92% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.320 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.27	$ 10.48	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.33	.45	.33
Net realized and unrealized gain (loss)	.19	(1.20)	.18	.20
Total from investment operations	.29	(.87)	.63	.53
Distributions from net investment income	-	(.30)	(.29)	(.14)
Distributions from net realized gain	-	(.04)	(.20)	(.05)
Total distributions	-	(.34) I	(.49)	(.19)
Net asset value, end of period	$ 9.56	$ 9.27	$ 10.48	$ 10.34
Total Return B, C, D	3.13%	(8.33)%	6.12%	5.34%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20% A
Net investment income (loss)	2.17% A	3.33%	4.20%	4.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 177,630	$ 153,110	$ 115,963	$ 24,045
Portfolio turnover rate	39% A	64%	76%	92% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.337 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 50% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0*	0.3
Fidelity Blue Chip Growth Fund	0.6	0.6
Fidelity Contrafund	1.0	3.4
Fidelity Disciplined Equity Fund	0.4	1.7
Fidelity Dividend Growth Fund	3.5	0.0*
Fidelity Equity-Income Fund	0.7	0.6
Fidelity Equity-Income II Fund	0.0*	5.0
Fidelity Fund	1.8	5.4
Fidelity Growth & Income Portfolio	0.0*	0.0*
Fidelity Growth Company Fund	1.3	1.5
Fidelity Independence Fund	0.0*	0.0*
Fidelity Large Cap Stock Fund	1.1	0.7
Fidelity Large Cap Value Fund	1.3	3.5
Fidelity Leveraged Company Stock Fund	0.0*	0.0*
Fidelity Magellan Fund	0.0*	0.1
Fidelity Mega Cap Stock Fund	0.1	0.5
Fidelity Mid Cap Value Fund	0.5	0.6
Fidelity Mid-Cap Stock Fund	0.0*	0.0*
Fidelity Nasdaq Composite Index Fund	0.1	0.1
Fidelity Real Estate Investment Portfolio	0.0*	0.5
Fidelity Select Air Transportation Portfolio	0.2	0.2
Fidelity Select Automotive Portfolio	0.0*	0.0
Fidelity Select Banking Portfolio	1.0	0.6
Fidelity Select Biotechnology Portfolio	1.4	1.0
Fidelity Select Chemicals Portfolio	0.4	0.0
Fidelity Select Computers Portfolio	0.7	0.1
Fidelity Select Construction & Housing Portfolio	0.6	0.2
Fidelity Select Consumer Discretionary Portfolio	0.5	0.0
Fidelity Select Consumer Staples Portfolio	2.9	1.6
Fidelity Select Defense & Aerospace Portfolio	0.1	0.0
Fidelity Select Energy Portfolio	2.7	0.7
Fidelity Select Energy Services Portfolio	0.2	0.0
Fidelity Select Environmental Portfolio	0.3	0.1
Fidelity Select Financial Services Portfolio	1.2	0.0
Fidelity Select Gold Portfolio	1.0	1.6
Fidelity Select Health Care Portfolio	0.1	0.1
Fidelity Select Industrial Equipment Portfolio	0.4	0.0

	% of fund's investments	% of fund's investments 6 months ago
Fidelity Select Industrials Portfolio	1.2	0.2
Fidelity Select Insurance Portfolio	0.7	0.2
Fidelity Select IT Services Portfolio	0.5	0.0
Fidelity Select Leisure Portfolio	0.6	0.4
Fidelity Select Medical Delivery Portfolio	0.8	0.0
Fidelity Select Medical Equipment & Systems Portfolio	0.8	0.4
Fidelity Select Multimedia Portfolio	0.2	0.0
Fidelity Select Natural Resources Portfolio	0.1	0.1
Fidelity Select Pharmaceuticals Portfolio	1.5	1.3
Fidelity Select Retailing Portfolio	0.5	0.0
Fidelity Select Software & Computer Services Portfolio	1.6	0.6
Fidelity Select Technology Portfolio	2.0	0.5
Fidelity Select Telecommunications Portfolio	0.8	0.2
Fidelity Select Transportation Portfolio	0.4	0.1
Fidelity Small Cap Growth Fund	0.7	0.7
Fidelity Small Cap Stock Fund	0.0*	0.0*
Fidelity Small Cap Value Fund	0.0*	0.0*
Fidelity Telecom and Utilities Fund	1.3	0.7
Spartan Extended Market Index Fund Investor Class	2.6	2.7
Spartan Total Market Index Fund Investor Class	2.6	2.9
Spartan U.S. Equity Index Fund Investor Class	0.5	0.6
VIP Mid Cap Portfolio Investor Class	0.4	0.5
	45.9	42.8
International Equity Funds
Fidelity China Region Fund	0.4	0.0
Fidelity Diversified International Fund	0.3	0.0
Fidelity International Capital Appreciation Fund	0.7	0.0
Fidelity International Discovery Fund	0.2	2.5
Fidelity International Value Fund	0.0*	0.0
Fidelity Overseas Fund	0.0*	0.0*
Spartan International Index Fund Investor Class	3.9	2.8
	5.5	5.3
Fixed-Income Funds
Fidelity High Income Fund	1.7	0.0*
Fidelity U.S. Bond Index Fund	37.7	41.9
	39.4	41.9
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	9.2	10.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's investments)
As of June 30, 2009
Domestic Equity Funds	45.9%
International Equity Funds	5.5%
Fixed Income Funds	39.4%
Money Market Funds	9.2%

As of December 31, 2008
Domestic Equity Funds	42.8%
International Equity Funds	5.3%
Fixed Income Funds	41.9%
Money Market Funds	10.0%

Semiannual Report

VIP FundsManager 50% Portfolio

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.4%
	Shares	Value
Domestic Equity Funds - 45.9%
Fidelity 130/30 Large Cap Fund	15,240	$ 85,343
Fidelity Blue Chip Growth Fund	73,966	2,156,862
Fidelity Contrafund	84,745	4,051,675
Fidelity Disciplined Equity Fund	96,390	1,693,576
Fidelity Dividend Growth Fund	730,465	13,513,603
Fidelity Equity-Income Fund	88,385	2,825,663
Fidelity Equity-Income II Fund	496	6,671
Fidelity Fund	291,455	6,980,344
Fidelity Growth Company Fund	89,464	4,946,478
Fidelity Independence Fund	973	15,026
Fidelity Large Cap Stock Fund	363,872	4,290,052
Fidelity Large Cap Value Fund	625,320	5,040,081
Fidelity Leveraged Company Stock Fund	750	13,154
Fidelity Magellan Fund	3,546	188,166
Fidelity Mega Cap Stock Fund	36,334	262,695
Fidelity Mid Cap Value Fund	192,535	1,877,219
Fidelity Mid-Cap Stock Fund	6,789	121,175
Fidelity Nasdaq Composite Index Fund	12,929	314,701
Fidelity Real Estate Investment Portfolio	939	12,459
Fidelity Select Air Transportation Portfolio (a)	44,067	950,529
Fidelity Select Automotive Portfolio	4,825	106,967
Fidelity Select Banking Portfolio	305,051	3,843,648
Fidelity Select Biotechnology Portfolio (a)	90,484	5,467,948
Fidelity Select Chemicals Portfolio	24,995	1,423,957
Fidelity Select Computers Portfolio (a)	77,663	2,568,332
Fidelity Select Construction & Housing Portfolio	89,607	2,130,855
Fidelity Select Consumer Discretionary Portfolio	122,218	1,821,043
Fidelity Select Consumer Staples Portfolio	213,101	11,147,326
Fidelity Select Defense & Aerospace Portfolio	6,028	296,318
Fidelity Select Energy Portfolio (a)	302,778	10,530,621
Fidelity Select Energy Services Portfolio (a)	13,785	641,688
Fidelity Select Environmental Portfolio	71,956	971,409
Fidelity Select Financial Services Portfolio	90,555	4,487,917
Fidelity Select Gold Portfolio	113,050	4,055,097
Fidelity Select Health Care Portfolio	3,558	315,991
Fidelity Select Industrial Equipment Portfolio	83,153	1,602,350
Fidelity Select Industrials Portfolio	336,002	4,633,469
Fidelity Select Insurance Portfolio	81,566	2,576,680
Fidelity Select IT Services Portfolio (a)	139,901	1,817,315
Fidelity Select Leisure Portfolio	41,164	2,339,772
Fidelity Select Medical Delivery Portfolio (a)	92,865	3,064,529
Fidelity Select Medical Equipment & Systems Portfolio	144,733	3,035,047

	Shares	Value
Fidelity Select Multimedia Portfolio	25,475	$ 640,705
Fidelity Select Natural Resources Portfolio (a)	17,803	397,908
Fidelity Select Pharmaceuticals Portfolio	662,129	5,945,922
Fidelity Select Retailing Portfolio	52,698	1,837,056
Fidelity Select Software & Computer Services Portfolio (a)	106,424	6,150,243
Fidelity Select Technology Portfolio	138,888	7,751,359
Fidelity Select Telecommunications Portfolio	92,248	3,181,635
Fidelity Select Transportation Portfolio	47,767	1,403,872
Fidelity Small Cap Growth Fund (a)	273,809	2,749,045
Fidelity Small Cap Stock Fund	10,046	120,457
Fidelity Small Cap Value Fund	10,644	109,100
Fidelity Telecom and Utilities Fund	412,563	5,214,794
Spartan Extended Market Index Fund Investor Class	405,180	9,943,111
Spartan Total Market Index Fund Investor Class	385,814	10,050,464
Spartan U.S. Equity Index Fund Investor Class	62,208	2,034,202
VIP Mid Cap Portfolio Investor Class	81,788	1,719,192
TOTAL DOMESTIC EQUITY FUNDS		177,472,816
International Equity Funds - 5.5%
Fidelity China Region Fund	65,761	1,516,447
Fidelity Diversified International Fund	47,072	1,096,766
Fidelity International Capital Appreciation Fund	283,651	2,615,266
Fidelity International Discovery Fund	29,220	729,921
Fidelity International Value Fund	18,148	119,959
Fidelity Overseas Fund	271	7,182
Spartan International Index Fund Investor Class	543,258	15,270,984
TOTAL INTERNATIONAL EQUITY FUNDS		21,356,525
TOTAL EQUITY FUNDS (Cost $212,012,513)		198,829,341
Fixed-Income Funds - 39.4%

Fidelity High Income Fund	916,222	6,697,581
Fidelity U.S. Bond Index Fund	13,433,236	145,616,281
TOTAL FIXED-INCOME FUNDS (Cost $150,817,506)		152,313,862
Money Market Funds - 9.2%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $35,792,101)	35,792,101	35,792,101
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $398,622,120)		$ 386,935,304
Legend
(a) Non-income producing

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in these securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $31,865,605 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $17,358,814 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

VIP FundsManger 50% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $398,622,120) - See accompanying schedule		$ 386,935,304
Cash		2
Receivable for fund shares sold		937,468
Total assets		387,872,774

Liabilities
Payable for investments purchased	$ 937,457
Payable for fund shares redeemed	11
Accrued management fee	63,186
Distribution fees payable	24
Total liabilities		1,000,678

Net Assets		$ 386,872,096
Net Assets consist of:
Paid in capital		$ 484,044,728
Undistributed net investment income		2,842,560
Accumulated undistributed net realized gain (loss) on investments		(88,328,376)
Net unrealized appreciation (depreciation) on investments		(11,686,816)
Net Assets		$ 386,872,096

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($61,999 ÷ 7,581.72 shares)	$ 8.18

Service Class 2: Net Asset Value, offering price and redemption price per share ($161,352 ÷ 19,761.43 shares)	$ 8.16

Investor Class: Net Asset Value, offering price and redemption price per share ($386,648,745 ÷ 47,291,099.54 shares)	$ 8.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManger 50% Portfolio
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,181,054

Expenses
Management fee	$ 422,393
Distribution fees	294
Independent trustees' compensation	582
Total expenses before reductions	423,269
Expense reductions	(84,775)	338,494
Net investment income (loss)		2,842,560
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(38,124,998)
Change in net unrealized appreciation (depreciation) on underlying funds		51,789,428
Net gain (loss)		13,664,430
Net increase (decrease) in net assets resulting from operations		$ 16,506,990

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,842,560	$ 9,926,132
Net realized gain (loss)	(38,124,998)	(49,930,515)
Change in net unrealized appreciation (depreciation)	51,789,428	(56,254,819)
Net increase (decrease) in net assets resulting from operations	16,506,990	(96,259,202)
Distributions to shareholders from net investment income	-	(10,051,307)
Distributions to shareholders from net realized gain	-	(4,604,966)
Total distributions	-	(14,656,273)
Share transactions - net increase (decrease)	35,265,706	74,487,933
Total increase (decrease) in net assets	51,772,696	(36,427,542)

Net Assets
Beginning of period	335,099,400	371,526,942
End of period (including undistributed net investment income of $2,842,560 and $0, respectively)	$ 386,872,096	$ 335,099,400

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.80	$ 10.51	$ 10.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.25	.32	.26
Net realized and unrealized gain (loss)	.32	(2.59)	.41	.47
Total from investment operations	.38	(2.34)	.73	.73
Distributions from net investment income	-	(.24)	(.24)	(.12)
Distributions from net realized gain	-	(.13)	(.50)	(.09)
Total distributions	-	(.37) I	(.74)	(.21)
Net asset value, end of period	$ 8.18	$ 7.80	$ 10.51	$ 10.52
Total Return B,C,D	4.87%	(22.48)%	6.99%	7.31%
Ratios to Average Net Assets F,H
Expenses before reductions	.35% A	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20% A
Net investment income (loss)	1.68% A	2.65%	2.97%	3.48% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62	$ 76	$ 115	$ 107
Portfolio turnover rate	52% A	70%	92%	103% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.366 per share is comprised of distributions from net investment income of $.241 and distributions from net realized gain of $.125 per share.

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.79	$ 10.51	$ 10.51	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.23	.31	.24
Net realized and unrealized gain (loss)	.31	(2.59)	.41	.47
Total from investment operations	.37	(2.36)	.72	.71
Distributions from net investment income	-	(.24)	(.22)	(.11)
Distributions from net realized gain	-	(.13)	(.50)	(.09)
Total distributions	-	(.36) I	(.72)	(.20)
Net asset value, end of period	$ 8.16	$ 7.79	$ 10.51	$ 10.51
Total Return B,C,D	4.75%	(22.63)%	6.93%	7.09%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35%	.35% A
Net investment income (loss)	1.53% A	2.50%	2.82%	3.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 161	$ 236	$ 115	$ 107
Portfolio turnover rate	52% A	70%	92%	103% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.360 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.125 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.79	$ 10.51	$ 10.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.25	.32	.26
Net realized and unrealized gain (loss)	.33	(2.60)	.41	.47
Total from investment operations	.39	(2.35)	.73	.73
Distributions from net investment income	-	(.24)	(.24)	(.12)
Distributions from net realized gain	-	(.13)	(.50)	(.09)
Total distributions	-	(.37) I	(.74)	(.21)
Net asset value, end of period	$ 8.18	$ 7.79	$ 10.51	$ 10.52
Total Return B,C,D	5.01%	(22.57)%	6.99%	7.31%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20% A
Net investment income (loss)	1.68% A	2.65%	2.97%	3.48% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 386,649	$ 334,788	$ 371,298	$ 143,744
Portfolio turnover rate	52% A	70%	92%	103% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.366 per share is comprised of distributions from net investment income of $.241 and distributions from net realized gain of $.125 per share.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

VIP FundsManager 60% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0*	1.5
Fidelity Blue Chip Growth Fund	0.3	0.4
Fidelity Contrafund	2.2	3.9
Fidelity Disciplined Equity Fund	0.2	0.7
Fidelity Dividend Growth Fund	3.5	0.0
Fidelity Equity-Income Fund	0.6	0.4
Fidelity Equity-Income II Fund	0.0*	3.5
Fidelity Fund	1.6	4.0
Fidelity Growth Company Fund	1.7	2.8
Fidelity Growth & Income Portfolio	0.0	0.5
Fidelity Independence Fund	0.0*	0.0*
Fidelity Large Cap Stock Fund	1.0	0.0
Fidelity Large Cap Value Fund	1.1	4.2
Fidelity Leveraged Company Stock Fund	0.2	0.3
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Mega Cap Stock Fund	0.0*	1.0
Fidelity Mid Cap Value Fund	0.4	0.6
Fidelity Real Estate Investment Portfolio	0.0*	0.5
Fidelity Select Air Transportation Portfolio	0.3	0.4
Fidelity Select Automotive Portfolio	0.0*	0.0
Fidelity Select Banking Portfolio	1.5	0.8
Fidelity Select Biotechnology Portfolio	1.2	1.2
Fidelity Select Chemicals Portfolio	0.4	0.0
Fidelity Select Computers Portfolio	1.2	0.2
Fidelity Select Construction & Housing Portfolio	0.8	0.3
Fidelity Select Consumer Discretionary Portfolio	0.6	0.0
Fidelity Select Consumer Staples Portfolio	3.7	2.1
Fidelity Select Defense & Aerospace Portfolio	0.2	0.0
Fidelity Select Energy Portfolio	3.0	1.0
Fidelity Select Energy Services Portfolio	1.0	0.0
Fidelity Select Environmental Portfolio	0.3	0.3
Fidelity Select Financial Services Portfolio	1.9	0.0
Fidelity Select Gold Portfolio	1.0	2.0
Fidelity Select Health Care Portfolio	0.1	0.2
Fidelity Select Industrial Equipment Portfolio	0.2	0.0

	% of fund's investments	% of fund's investments 6 months ago
Fidelity Select Industrials Portfolio	2.0	0.3
Fidelity Select Insurance Portfolio	1.0	0.6
Fidelity Select IT Services Portfolio	0.9	0.0
Fidelity Select Leisure Portfolio	0.8	0.5
Fidelity Select Medical Delivery Portfolio	0.6	0.0
Fidelity Select Medical Equipment & Systems Portfolio	0.9	0.5
Fidelity Select Multimedia Portfolio	0.2	0.0
Fidelity Select Natural Resources Portfolio	0.1	0.4
Fidelity Select Pharmaceuticals Portfolio	1.3	1.7
Fidelity Select Retailing Portfolio	0.6	0.0
Fidelity Select Software & Computer Services Portfolio	2.0	1.1
Fidelity Select Technology Portfolio	3.0	0.6
Fidelity Select Telecommunications Portfolio	1.1	0.3
Fidelity Select Transportation Portfolio	0.6	0.3
Fidelity Small Cap Growth Fund	0.3	0.4
Fidelity Small Cap Value Fund	1.0	1.5
Fidelity Telecom and Utilities Fund	2.0	1.7
Fidelity Value Fund	0.1	0.2
Spartan Total Market Index Fund Investor Class	2.3	3.6
Spartan U.S. Equity Index Fund Investor Class	0.2	0.8
VIP Mid Cap Portfolio Investor Class	0.5	0.7
	51.7	48.0
International Equity Funds
Fidelity China Region Fund	1.0	0.0
Fidelity Diversified International Fund	0.4	0.0*
Fidelity Emerging Markets Fund	0.2	0.2
Fidelity International Capital Appreciation Fund	0.6	0.0
Fidelity International Discovery Fund	2.5	4.7
Fidelity International Value Fund	0.0*	0.0
Fidelity Overseas Fund	0.0*	0.0*
Spartan International Index Fund Investor Class	6.3	5.2
	11.0	10.1
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	0.0*	0.0*
Fidelity High Income Fund	1.3	0.0*
Fidelity U.S. Bond Index Fund	31.6	36.6
	32.9	36.6
Fund Holdings as of June 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	4.4	5.3
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's investments)
As of June 30, 2009
Domestic Equity Funds	51.7%
International Equity Funds	11.0%
Fixed Income Funds	32.9%
Money Market Funds	4.4%

As of December 31, 2008
Domestic Equity Funds	48.0%
International Equity Funds	10.1%
Fixed Income Funds	36.6%
Money Market Funds	5.3%

Semiannual Report

VIP FundsManager 60% Portfolio

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 62.7%
	Shares	Value
Domestic Equity Funds - 51.7%
Fidelity 130/30 Large Cap Fund	7,066	$ 39,572
Fidelity Blue Chip Growth Fund	86,012	2,508,113
Fidelity Contrafund	433,457	20,723,573
Fidelity Disciplined Equity Fund	113,024	1,985,828
Fidelity Dividend Growth Fund	1,796,232	33,230,300
Fidelity Equity-Income Fund	182,258	5,826,779
Fidelity Equity-Income II Fund	5,829	78,343
Fidelity Fund	619,143	14,828,468
Fidelity Growth Company Fund	286,398	15,834,926
Fidelity Independence Fund	3,061	47,285
Fidelity Large Cap Stock Fund	766,199	9,033,481
Fidelity Large Cap Value Fund	1,240,038	9,994,709
Fidelity Leveraged Company Stock Fund	115,021	2,016,312
Fidelity Magellan Fund	3,406	180,705
Fidelity Mega Cap Stock Fund	47,206	341,298
Fidelity Mid Cap Value Fund	346,856	3,381,845
Fidelity Real Estate Investment Portfolio	15,593	206,917
Fidelity Select Air Transportation Portfolio (a)	147,040	3,171,644
Fidelity Select Automotive Portfolio	4,439	98,419
Fidelity Select Banking Portfolio	1,109,554	13,980,379
Fidelity Select Biotechnology Portfolio (a)	193,034	11,665,015
Fidelity Select Chemicals Portfolio	66,461	3,786,256
Fidelity Select Computers Portfolio (a)	354,950	11,738,210
Fidelity Select Construction & Housing Portfolio	320,122	7,612,490
Fidelity Select Consumer Discretionary Portfolio	364,574	5,432,151
Fidelity Select Consumer Staples Portfolio	668,514	34,969,966
Fidelity Select Defense & Aerospace Portfolio	32,848	1,614,824
Fidelity Select Energy Portfolio (a)	810,325	28,183,097
Fidelity Select Energy Services Portfolio (a)	198,146	9,223,698
Fidelity Select Environmental Portfolio	185,593	2,505,509
Fidelity Select Financial Services Portfolio	368,882	18,281,806
Fidelity Select Gold Portfolio	273,129	9,797,146
Fidelity Select Health Care Portfolio	12,085	1,073,166
Fidelity Select Industrial Equipment Portfolio	100,278	1,932,351
Fidelity Select Industrials Portfolio	1,407,375	19,407,695
Fidelity Select Insurance Portfolio	294,107	9,290,835
Fidelity Select IT Services Portfolio (a)	674,861	8,766,443
Fidelity Select Leisure Portfolio	129,883	7,382,565
Fidelity Select Medical Delivery Portfolio (a)	166,588	5,497,400
Fidelity Select Medical Equipment & Systems Portfolio	397,773	8,341,295
Fidelity Select Multimedia Portfolio	82,939	2,085,928

	Shares	Value
Fidelity Select Natural Resources Portfolio (a)	38,505	$ 860,596
Fidelity Select Pharmaceuticals Portfolio	1,361,864	12,229,534
Fidelity Select Retailing Portfolio	158,357	5,520,311
Fidelity Select Software & Computer Services Portfolio (a)	332,427	19,210,945
Fidelity Select Technology Portfolio	507,138	28,303,389
Fidelity Select Telecommunications Portfolio	297,590	10,263,887
Fidelity Select Transportation Portfolio	192,273	5,650,909
Fidelity Small Cap Growth Fund (a)	243,572	2,445,461
Fidelity Small Cap Value Fund	970,249	9,945,049
Fidelity Telecom and Utilities Fund	1,514,423	19,142,308
Fidelity Value Fund	29,658	1,284,188
Spartan Total Market Index Fund Investor Class	826,815	21,538,541
Spartan U.S. Equity Index Fund Investor Class	68,593	2,242,991
VIP Mid Cap Portfolio Investor Class	221,181	4,649,219
TOTAL DOMESTIC EQUITY FUNDS		489,384,070
International Equity Funds - 11.0%
Fidelity China Region Fund	402,795	9,288,443
Fidelity Diversified International Fund	157,043	3,659,106
Fidelity Emerging Markets Fund	91,208	1,564,217
Fidelity International Capital Appreciation Fund	630,926	5,817,135
Fidelity International Discovery Fund	964,514	24,093,558
Fidelity International Value Fund	64,630	427,202
Fidelity Overseas Fund	1,109	29,420
Spartan International Index Fund Investor Class	2,119,354	59,575,045
TOTAL INTERNATIONAL EQUITY FUNDS		104,454,126
TOTAL EQUITY FUNDS (Cost $576,874,290)		593,838,196
Fixed-Income Funds - 32.9%

Fidelity Floating Rate High Income Fund	22,976	204,718
Fidelity High Income Fund	1,656,371	12,108,072
Fidelity U.S. Bond Index Fund	27,660,016	299,834,579
TOTAL FIXED-INCOME FUNDS (Cost $308,237,983)		312,147,369
Money Market Funds - 4.4%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $41,372,168)	41,372,168	41,372,168
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $926,484,441)		$ 947,357,733
Legend
(a) Non-income producing

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in these securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $38,554,032 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $23,197,046 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

VIP FundsManager 60% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)
Assets
Investment in securities, at value (cost $926,484,441) - See accompanying schedule		$ 947,357,733
Receivable for investments sold		48,182
Total assets		947,405,915

Liabilities
Payable to custodian bank	$ 2
Payable for fund shares redeemed	48,182
Accrued management fee	158,188
Distribution fees payable	8
Total liabilities		206,380

Net Assets		$ 947,199,535
Net Assets consist of:
Paid in capital		$ 1,024,410,614
Undistributed net investment income		5,514,060
Accumulated undistributed net realized gain (loss) on investments		(103,598,431)
Net unrealized appreciation (depreciation) on investments		20,873,292
Net Assets		$ 947,199,535

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)
Service Class: Net Asset Value, offering price and redemption price per share ($53,916 ÷ 6,950.67 shares)	$ 7.76

Service Class 2: Net Asset Value, offering price and redemption price per share ($62,841 ÷ 8,103.68 shares)	$ 7.75

Investor Class: Net Asset Value, offering price and redemption price per share ($947,082,778 ÷ 122,117,501.41 shares)	$ 7.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 60% Portfolio
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 6,270,399

Expenses
Management fee	$ 944,842
Distribution fees	112
Independent trustees' compensation	1,172
Total expenses before reductions	946,126
Expense reductions	(189,787)	756,339
Net investment income (loss)		5,514,060
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(38,348,727)
Change in net unrealized appreciation (depreciation) on underlying funds		98,492,113
Net gain (loss)		60,143,386
Net increase (decrease) in net assets resulting from operations		$ 65,657,446

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,514,060	$ 10,345,712
Net realized gain (loss)	(38,348,727)	(65,129,729)
Change in net unrealized appreciation (depreciation)	98,492,113	(74,665,235)
Net increase (decrease) in net assets resulting from operations	65,657,446	(129,449,252)
Distributions to shareholders from net investment income	-	(10,207,180)
Distributions to shareholders from net realized gain	-	(1,580,863)
Total distributions	-	(11,788,043)
Share transactions - net increase (decrease)	288,124,320	620,640,634
Total increase (decrease) in net assets	353,781,766	479,403,339

Net Assets
Beginning of period	593,417,769	114,014,430
End of period (including undistributed net investment income of $5,514,060 and $0, respectively)	$ 947,199,535	$ 593,417,769

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 7.32	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.25	.18
Net realized and unrealized gain (loss)	.39	(3.01)	.23 G
Total from investment operations	.44	(2.76)	.41
Distributions from net investment income	-	(.13)	(.06)
Distributions from net realized gain	-	(.08)	(.06)
Total distributions	-	(.21) J	(.12)
Net asset value, end of period	$ 7.76	$ 7.32	$ 10.29
Total Return B, C, D	6.01%	(26.93)%	4.07%
Ratios to Average Net Assets F, I
Expenses before reductions	.35% A	.35%	.35% A
Expenses net of fee waivers, if any	.20% A	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20% A
Net investment income (loss)	1.45% A	2.75%	4.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54	$ 65	$ 104
Portfolio turnover rate	40% A	74%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the period August 22, 2007 (commencement of operations) to December 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. J Total distributions of $.213 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.080 per share.

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 7.33	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.23	.17
Net realized and unrealized gain (loss)	.37	(2.99)	.23 G
Total from investment operations	.42	(2.76)	.40
Distributions from net investment income	-	(.12)	(.05)
Distributions from net realized gain	-	(.08)	(.06)
Total distributions	-	(.20) J	(.11)
Net asset value, end of period	$ 7.75	$ 7.33	$ 10.29
Total Return B, C, D	5.73%	(26.97)%	4.01%
Ratios to Average Net Assets F, I
Expenses before reductions	.50% A	.50%	.50% A
Expenses net of fee waivers, if any	.35% A	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35% A
Net investment income (loss)	1.30% A	2.59%	4.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 76	$ 104
Portfolio turnover rate	40% A	74%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the period August 22, 2007 (commencement of operations) to December 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. J Total distributions of $.199 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.080 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 7.32	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.23	.17
Net realized and unrealized gain (loss)	.39	(2.99)	.24 G
Total from investment operations	.44	(2.76)	.41
Distributions from net investment income	-	(.13)	(.06)
Distributions from net realized gain	-	(.08)	(.06)
Total distributions	-	(.21) J	(.12)
Net asset value, end of period	$ 7.76	$ 7.32	$ 10.29
Total Return B, C, D	6.01%	(26.93)%	4.07%
Ratios to Average Net Assets F, I
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.20% A	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20% A
Net investment income (loss)	1.45% A	2.75%	4.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 947,083	$ 593,277	$ 113,806
Portfolio turnover rate	40% A	74%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the period August 22, 2007 (commencement of operations) to December 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. J Total distributions of $.213 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.080 per share.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

VIP FundsManager 70% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0*	0.3
Fidelity Blue Chip Growth Fund	0.5	0.5
Fidelity Contrafund	1.3	3.5
Fidelity Disciplined Equity Fund	1.7	1.9
Fidelity Dividend Growth Fund	3.7	0.0*
Fidelity Equity-Income Fund	1.1	0.4
Fidelity Equity-Income II Fund	0.0*	7.6
Fidelity Fund	2.6	6.7
Fidelity Growth & Income Portfolio	0.0	0.0*
Fidelity Growth Company Fund	1.1	1.1
Fidelity Independence Fund	0.0*	0.0*
Fidelity Large Cap Stock Fund	3.0	2.4
Fidelity Large Cap Value Fund	2.0	5.2
Fidelity Leveraged Company Stock Fund	0.0*	0.0*
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Mega Cap Stock Fund	0.1	0.4
Fidelity Mid Cap Value Fund	0.2	0.2
Fidelity Mid-Cap Stock Fund	0.0*	0.0*
Fidelity Nasdaq Composite Index Fund	0.4	0.3
Fidelity Real Estate Investment Portfolio	0.1	0.8
Fidelity Select Air Transportation Portfolio	0.3	0.1
Fidelity Select Automotive Portfolio	0.0*	0.0
Fidelity Select Banking Portfolio	1.0	0.5
Fidelity Select Biotechnology Portfolio	1.5	1.0
Fidelity Select Chemicals Portfolio	0.4	0.0
Fidelity Select Computers Portfolio	1.1	0.4
Fidelity Select Construction & Housing Portfolio	0.7	0.3
Fidelity Select Consumer Discretionary Portfolio	0.5	0.0
Fidelity Select Consumer Staples Portfolio	4.0	2.5
Fidelity Select Defense & Aerospace Portfolio	0.1	0.0
Fidelity Select Energy Portfolio	3.2	0.9
Fidelity Select Energy Services Portfolio	0.1	0.0
Fidelity Select Environmental Portfolio	0.2	0.1
Fidelity Select Financial Services Portfolio	1.4	0.0
Fidelity Select Gold Portfolio	1.2	1.5
Fidelity Select Health Care Portfolio	0.1	0.1
Fidelity Select Industrial Equipment Portfolio	0.4	0.0
Fidelity Select Industrials Portfolio	1.2	0.1

	% of fund's investments	% of fund's investments 6 months ago
Fidelity Select Insurance Portfolio	0.9	0.4
Fidelity Select IT Services Portfolio	0.4	0.0
Fidelity Select Leisure Portfolio	0.7	0.4
Fidelity Select Medical Delivery Portfolio	0.8	0.0
Fidelity Select Medical Equipment & Systems Portfolio	1.2	0.7
Fidelity Select Multimedia Portfolio	0.2	0.0
Fidelity Select Natural Resources Portfolio	0.1	0.1
Fidelity Select Pharmaceuticals Portfolio	1.6	1.1
Fidelity Select Retailing Portfolio	0.5	0.0
Fidelity Select Software & Computer Services Portfolio	2.1	0.9
Fidelity Select Technology Portfolio	2.2	0.6
Fidelity Select Telecommunications Portfolio	0.9	0.2
Fidelity Select Transportation Portfolio	0.7	0.4
Fidelity Small Cap Growth Fund	1.3	1.2
Fidelity Small Cap Stock Fund	0.0*	0.0*
Fidelity Small Cap Value Fund	0.3	0.3
Fidelity Telecom and Utilities Fund	1.7	1.0
Fidelity Value Discovery Fund	0.0*	0.7
Fidelity Value Fund	0.3	0.3
Spartan Extended Market Index Fund Investor Class	3.3	3.3
Spartan Total Market Index Fund Investor Class	2.9	3.1
Spartan U.S. Equity Index Fund Investor Class	2.8	3.1
VIP Mid Cap Portfolio Investor Class	1.2	1.1
	61.3	57.7
International Equity Funds
Fidelity China Region Fund	0.9	0.0
Fidelity Diversified International Fund	0.3	0.0
Fidelity Emerging Markets Fund	0.7	0.6
Fidelity International Capital Appreciation Fund	1.0	0.0
Fidelity International Discovery Fund	0.1	4.5
Fidelity International Value Fund	0.0*	0.0
Fidelity Overseas Fund	0.0*	0.0*
Spartan International Index Fund Investor Class	7.9	5.2
	10.9	10.3
Fixed-Income Funds
Fidelity High Income Fund	1.2	0.0*
Fidelity U.S. Bond Index Fund	21.9	26.5
	23.1	26.5
Fund Holdings as of June 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	4.7	5.5
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's investments)
As of June 30, 2009
Domestic Equity Funds	61.3%
International Equity Funds	10.9%
Fixed Income Funds	23.1%
Money Market Funds	4.7%

As of December 31, 2008
Domestic Equity Funds	57.7%
International Equity Funds	10.3%
Fixed Income Funds	26.5%
Money Market Funds	5.5%

Semiannual Report

VIP FundsManager 70% Portfolio

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 72.2%
	Shares	Value
Domestic Equity Funds - 61.3%
Fidelity 130/30 Large Cap Fund	13,207	$ 73,957
Fidelity Blue Chip Growth Fund	59,355	1,730,788
Fidelity Contrafund	90,996	4,350,509
Fidelity Disciplined Equity Fund	342,454	6,016,913
Fidelity Dividend Growth Fund	699,796	12,946,231
Fidelity Equity-Income Fund	117,878	3,768,544
Fidelity Equity-Income II Fund	490	6,579
Fidelity Fund	377,340	9,037,288
Fidelity Growth Company Fund	70,270	3,885,251
Fidelity Independence Fund	558	8,627
Fidelity Large Cap Stock Fund	875,084	10,317,244
Fidelity Large Cap Value Fund	871,690	7,025,823
Fidelity Leveraged Company Stock Fund	944	16,549
Fidelity Magellan Fund	1,011	53,664
Fidelity Mega Cap Stock Fund	30,912	223,495
Fidelity Mid Cap Value Fund	57,342	559,080
Fidelity Mid-Cap Stock Fund	7,483	133,580
Fidelity Nasdaq Composite Index Fund	54,206	1,319,386
Fidelity Real Estate Investment Portfolio	22,343	296,492
Fidelity Select Air Transportation Portfolio (a)	38,769	836,253
Fidelity Select Automotive Portfolio	3,712	82,287
Fidelity Select Banking Portfolio	283,986	3,578,222
Fidelity Select Biotechnology Portfolio (a)	87,713	5,300,485
Fidelity Select Chemicals Portfolio	23,783	1,354,901
Fidelity Select Computers Portfolio (a)	116,129	3,840,378
Fidelity Select Construction & Housing Portfolio	93,651	2,227,017
Fidelity Select Consumer Discretionary Portfolio	125,197	1,865,434
Fidelity Select Consumer Staples Portfolio	262,060	13,708,366
Fidelity Select Defense & Aerospace Portfolio	4,865	239,166
Fidelity Select Energy Portfolio (a)	320,991	11,164,067
Fidelity Select Energy Services Portfolio (a)	3,330	154,991
Fidelity Select Environmental Portfolio	61,369	828,481
Fidelity Select Financial Services Portfolio	97,048	4,809,677
Fidelity Select Gold Portfolio	118,946	4,266,578
Fidelity Select Health Care Portfolio	3,577	317,595
Fidelity Select Industrial Equipment Portfolio	77,470	1,492,856
Fidelity Select Industrials Portfolio	310,274	4,278,676
Fidelity Select Insurance Portfolio	99,285	3,136,422
Fidelity Select IT Services Portfolio (a)	109,269	1,419,402
Fidelity Select Leisure Portfolio	45,079	2,562,301
Fidelity Select Medical Delivery Portfolio (a)	84,970	2,804,001
Fidelity Select Medical Equipment & Systems Portfolio	195,462	4,098,839
Fidelity Select Multimedia Portfolio	24,493	616,009
Fidelity Select Natural Resources Portfolio (a)	9,538	213,165

	Shares	Value
Fidelity Select Pharmaceuticals Portfolio	607,085	$ 5,451,619
Fidelity Select Retailing Portfolio	52,427	1,827,619
Fidelity Select Software & Computer Services Portfolio (a)	123,920	7,161,344
Fidelity Select Technology Portfolio	138,655	7,738,339
Fidelity Select Telecommunications Portfolio	88,365	3,047,719
Fidelity Select Transportation Portfolio	78,308	2,301,474
Fidelity Small Cap Growth Fund (a)	453,131	4,549,435
Fidelity Small Cap Stock Fund	9,746	116,851
Fidelity Small Cap Value Fund	88,459	906,704
Fidelity Telecom and Utilities Fund	471,847	5,964,141
Fidelity Value Discovery Fund	2,209	23,064
Fidelity Value Fund	25,230	1,092,441
Spartan Extended Market Index Fund Investor Class	466,915	11,458,102
Spartan Total Market Index Fund Investor Class	390,564	10,174,182
Spartan U.S. Equity Index Fund Investor Class	299,272	9,786,209
VIP Mid Cap Portfolio Investor Class	191,427	4,023,787
TOTAL DOMESTIC EQUITY FUNDS		212,588,599
International Equity Funds - 10.9%
Fidelity China Region Fund	129,210	2,979,585
Fidelity Diversified International Fund	48,862	1,138,487
Fidelity Emerging Markets Fund	142,521	2,444,243
Fidelity International Capital Appreciation Fund	379,356	3,497,662
Fidelity International Discovery Fund	13,272	331,534
Fidelity International Value Fund	22,037	145,665
Fidelity Overseas Fund	805	21,340
Spartan International Index Fund Investor Class	969,587	27,255,078
TOTAL INTERNATIONAL EQUITY FUNDS		37,813,594
TOTAL EQUITY FUNDS (Cost $279,895,914)		250,402,193
Fixed-Income Funds - 23.1%

Fidelity High Income Fund	545,775	3,989,615
Fidelity U.S. Bond Index Fund	7,007,363	75,959,814
TOTAL FIXED-INCOME FUNDS (Cost $79,056,132)		79,949,429
Money Market Funds - 4.7%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $16,341,856)	16,341,856	16,341,856
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $375,293,902)		$ 346,693,478
Legend
(a) Non-income producing

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in these securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $52,969,057 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $27,908,009 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

VIP FundsManager 70% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $375,293,902) - See accompanying schedule		$ 346,693,478
Receivable for fund shares sold		151,111
Total assets		346,844,589

Liabilities
Payable for investments purchased	$ 150,615
Payable for fund shares redeemed	495
Accrued management fee	57,639
Distribution fees payable	81
Total liabilities		208,830

Net Assets		$ 346,635,759
Net Assets consist of:
Paid in capital		$ 505,483,258
Undistributed net investment income		1,752,513
Accumulated undistributed net realized gain (loss) on investments		(131,999,588)
Net unrealized appreciation (depreciation) on investments		(28,600,424)
Net Assets		$ 346,635,759

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($56,155 ÷ 7,714.92 shares)	$ 7.28

Service Class 2: Net Asset Value, offering price and redemption price per share ($680,064 ÷ 93,566.93 shares)	$ 7.27

Investor Class: Net Asset Value, offering price and redemption price per share ($345,899,540 ÷ 47,531,676.76 shares)	$ 7.28

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 70% Portfolio
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,065,454

Expenses
Management fee	$ 390,229
Distribution fees	564
Independent trustees' compensation	550
Total expenses before reductions	391,343
Expense reductions	(78,402)	312,941
Net investment income (loss)		1,752,513
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(50,272,793)
Change in net unrealized appreciation (depreciation) on underlying funds		66,269,042
Net gain (loss)		15,996,249
Net increase (decrease) in net assets resulting from operations		$ 17,748,762

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,752,513	$ 8,252,071
Net realized gain (loss)	(50,272,793)	(81,381,923)
Change in net unrealized appreciation (depreciation)	66,269,042	(82,165,342)
Net increase (decrease) in net assets resulting from operations	17,748,762	(155,295,194)
Distributions to shareholders from net investment income	-	(8,383,267)
Distributions to shareholders from net realized gain	-	(10,462,885)
Total distributions	-	(18,846,152)
Share transactions - net increase (decrease)	6,658,183	51,669,854
Total increase (decrease) in net assets	24,406,945	(122,471,492)

Net Assets
Beginning of period	322,228,814	444,700,306
End of period (including undistributed net investment income of $1,752,513 and $0, respectively)	$ 346,635,759	$ 322,228,814

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.87	$ 10.65	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.18	.24	.21
Net realized and unrealized gain (loss)	.37	(3.53)	.58	.65
Total from investment operations	.41	(3.35)	.82	.86
Distributions from net investment income	-	(.18)	(.18)	(.11)
Distributions from net realized gain	-	(.25)	(.63)	(.11)
Total distributions	-	(.43) I	(.81)	(.22)
Net asset value, end of period	$ 7.28	$ 6.87	$ 10.65	$ 10.64
Total Return B,C,D	5.97%	(32.03)%	7.80%	8.56%
Ratios to Average Net Assets F,H
Expenses before reductions	.35% A	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20% A
Net investment income (loss)	1.12% A	2.01%	2.14%	2.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56	$ 68	$ 117	$ 109
Portfolio turnover rate	64% A	84%	105%	106% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.429 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.245 per share.

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.86	$ 10.65	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.16	.22	.20
Net realized and unrealized gain (loss)	.38	(3.53)	.59	.65
Total from investment operations	.41	(3.37)	.81	.85
Distributions from net investment income	-	(.18)	(.17)	(.10)
Distributions from net realized gain	-	(.25)	(.63)	(.11)
Total distributions	-	(.42) I	(.80)	(.21)
Net asset value, end of period	$ 7.27	$ 6.86	$ 10.65	$ 10.64
Total Return B,C,D	5.98%	(32.18)%	7.63%	8.45%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35%	.35% A
Net investment income (loss)	.97% A	1.86%	1.99%	2.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 680	$ 223	$ 117	$ 108
Portfolio turnover rate	64% A	84%	105%	106% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.423 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.87	$ 10.65	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.18	.24	.21
Net realized and unrealized gain (loss)	.37	(3.53)	.58	.65
Total from investment operations	.41	(3.35)	.82	.86
Distributions from net investment income	-	(.18)	(.18)	(.11)
Distributions from net realized gain	-	(.25)	(.63)	(.11)
Total distributions	-	(.43) I	(.81)	(.22)
Net asset value, end of period	$ 7.28	$ 6.87	$ 10.65	$ 10.64
Total Return B,C,D	5.97%	(32.03)%	7.80%	8.56%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20% A
Net investment income (loss)	1.12% A	2.01%	2.14%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 345,900	$ 321,938	$ 444,467	$ 177,978
Portfolio turnover rate	64% A	84%	105%	106% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.429 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

VIP FundsManager 85% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0*	1.0
Fidelity Blue Chip Growth Fund	0.4	0.4
Fidelity Contrafund	0.2	2.9
Fidelity Disciplined Equity Fund	0.8	1.9
Fidelity Dividend Growth Fund	4.6	0.1
Fidelity Equity-Income Fund	1.0	0.3
Fidelity Equity-Income II Fund	0.0*	9.2
Fidelity Fund	0.0*	5.8
Fidelity Growth & Income Portfolio	0.0*	0.1
Fidelity Growth Company Fund	1.7	1.7
Fidelity Independence Fund	0.0*	0.0*
Fidelity Large Cap Stock Fund	4.0	2.6
Fidelity Large Cap Value Fund	2.3	6.4
Fidelity Leveraged Company Stock Fund	0.1	0.1
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Mega Cap Stock Fund	0.0*	0.9
Fidelity Mid Cap Value Fund	0.3	0.4
Fidelity Mid-Cap Stock Fund	0.0*	0.0*
Fidelity Nasdaq Composite Index Fund	0.4	0.4
Fidelity Real Estate Investment Portfolio	0.1	0.8
Fidelity Select Air Transportation Portfolio	0.4	0.2
Fidelity Select Automotive Portfolio	0.1	0.0
Fidelity Select Banking Portfolio	1.7	1.0
Fidelity Select Biotechnology Portfolio	1.7	1.1
Fidelity Select Chemicals Portfolio	0.6	0.0
Fidelity Select Computers Portfolio	1.6	0.4
Fidelity Select Construction & Housing Portfolio	0.8	0.3
Fidelity Select Consumer Discretionary Portfolio	0.6	0.0
Fidelity Select Consumer Staples Portfolio	5.4	3.2
Fidelity Select Defense & Aerospace Portfolio	0.2	0.0
Fidelity Select Energy Portfolio	4.5	1.1
Fidelity Select Energy Services Portfolio	0.3	0.0
Fidelity Select Environmental Portfolio	0.3	0.2
Fidelity Select Financial Services Portfolio	2.0	0.0
Fidelity Select Gold Portfolio	1.4	2.0
Fidelity Select Health Care Portfolio	0.1	0.1
Fidelity Select Industrial Equipment Portfolio	0.6	0.0

	% of fund's investments	% of fund's investments 6 months ago
Fidelity Select Industrials Portfolio	1.9	0.4
Fidelity Select Insurance Portfolio	0.9	0.1
Fidelity Select IT Services Portfolio	0.9	0.0
Fidelity Select Leisure Portfolio	1.0	0.5
Fidelity Select Medical Delivery Portfolio	0.6	0.0
Fidelity Select Medical Equipment & Systems Portfolio	1.5	1.1
Fidelity Select Multimedia Portfolio	0.3	0.0
Fidelity Select Natural Resources Portfolio	0.2	0.2
Fidelity Select Pharmaceuticals Portfolio	2.2	1.5
Fidelity Select Retailing Portfolio	0.7	0.0
Fidelity Select Software & Computer Services Portfolio	2.6	1.2
Fidelity Select Technology Portfolio	2.2	0.2
Fidelity Select Telecommunications Portfolio	1.2	0.2
Fidelity Select Transportation Portfolio	1.0	0.5
Fidelity Small Cap Growth Fund	0.8	0.9
Fidelity Small Cap Stock Fund	0.0*	0.0*
Fidelity Small Cap Value Fund	1.0	1.0
Fidelity Stock Selector Fund	0.0*	0.0*
Fidelity Telecom and Utilities Fund	2.7	1.6
Fidelity Value Discovery Fund	0.0*	0.6
Spartan Extended Market Index Fund Investor Class	2.4	3.6
Spartan Total Market Index Fund Investor Class	2.8	3.1
Spartan U.S. Equity Index Fund Investor Class	4.2	4.6
VIP Growth Portfolio Investor Class	0.0*	1.7
VIP Mid Cap Portfolio Investor Class	0.8	0.8
	70.1	68.4
International Equity Funds
Fidelity China Region Fund	1.2	0.0
Fidelity Diversified International Fund	0.7	0.0*
Fidelity Emerging Markets Fund	0.7	0.6
Fidelity International Capital Appreciation Fund	1.6	0.0
Fidelity International Discovery Fund	0.4	7.3
Fidelity International Value Fund	0.0*	0.0*
Fidelity Overseas Fund	0.0*	0.0*
Spartan International Index Fund Investor Class	11.5	8.0
	16.1	15.9
Fund Holdings as of June 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Fixed-Income Funds
Fidelity High Income Fund	1.0	0.0
Fidelity U.S. Bond Index Fund	12.8	15.6
	13.8	15.6
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	0.0*	0.1
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's investments)
As of June 30, 2009
Domestic Equity Funds	70.1%
International Equity Funds	16.1%
Fixed Income Funds	13.8%
Money Market Funds	0.0%

As of December 31, 2008
Domestic Equity Funds	68.4%
International Equity Funds	15.9%
Fixed Income Funds	15.6%
Money Market Funds	0.1%

Semiannual Report

VIP FundsManager 85% Portfolio

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 86.2%
	Shares	Value
Domestic Equity Funds - 70.1%
Fidelity 130/30 Large Cap Fund	7,213	$ 40,392
Fidelity Blue Chip Growth Fund	17,686	515,724
Fidelity Contrafund	5,236	250,328
Fidelity Disciplined Equity Fund	65,216	1,145,837
Fidelity Dividend Growth Fund	336,294	6,221,442
Fidelity Equity-Income Fund	43,915	1,403,963
Fidelity Equity-Income II Fund	1,291	17,354
Fidelity Growth Company Fund	43,051	2,380,300
Fidelity Independence Fund	419	6,476
Fidelity Large Cap Stock Fund	467,709	5,514,286
Fidelity Large Cap Value Fund	384,634	3,100,152
Fidelity Leveraged Company Stock Fund	8,167	143,159
Fidelity Magellan Fund	969	51,416
Fidelity Mega Cap Stock Fund	1,647	11,910
Fidelity Mid Cap Value Fund	45,464	443,272
Fidelity Mid-Cap Stock Fund	2,773	49,491
Fidelity Nasdaq Composite Index Fund	20,633	502,211
Fidelity Real Estate Investment Portfolio	11,760	156,053
Fidelity Select Air Transportation Portfolio (a)	22,752	490,764
Fidelity Select Automotive Portfolio	8,132	180,286
Fidelity Select Banking Portfolio	180,450	2,273,675
Fidelity Select Biotechnology Portfolio (a)	38,029	2,298,118
Fidelity Select Chemicals Portfolio	13,921	793,060
Fidelity Select Computers Portfolio (a)	64,343	2,127,830
Fidelity Select Construction & Housing Portfolio	48,229	1,146,876
Fidelity Select Consumer Discretionary Portfolio	57,688	859,547
Fidelity Select Consumer Staples Portfolio	140,623	7,355,991
Fidelity Select Defense & Aerospace Portfolio	4,808	236,342
Fidelity Select Energy Portfolio (a)	175,389	6,100,030
Fidelity Select Energy Services Portfolio (a)	8,859	412,381
Fidelity Select Environmental Portfolio	32,948	444,804
Fidelity Select Financial Services Portfolio	54,933	2,722,491
Fidelity Select Gold Portfolio	54,651	1,960,341
Fidelity Select Health Care Portfolio	2,069	183,714
Fidelity Select Industrial Equipment Portfolio	40,511	780,650
Fidelity Select Industrials Portfolio	189,638	2,615,109
Fidelity Select Insurance Portfolio	38,183	1,206,197
Fidelity Select IT Services Portfolio (a)	98,921	1,284,979
Fidelity Select Leisure Portfolio	23,930	1,360,167
Fidelity Select Medical Delivery Portfolio (a)	24,513	808,945
Fidelity Select Medical Equipment & Systems Portfolio	95,187	1,996,069
Fidelity Select Multimedia Portfolio	14,394	362,000
Fidelity Select Natural Resources Portfolio (a)	9,538	213,165

	Shares	Value
Fidelity Select Pharmaceuticals Portfolio	337,458	$ 3,030,371
Fidelity Select Retailing Portfolio	25,803	899,495
Fidelity Select Software & Computer Services Portfolio (a)	62,187	3,593,802
Fidelity Select Technology Portfolio	54,870	3,062,291
Fidelity Select Telecommunications Portfolio	48,283	1,665,297
Fidelity Select Transportation Portfolio	43,909	1,290,477
Fidelity Small Cap Growth Fund (a)	108,168	1,086,007
Fidelity Small Cap Stock Fund	3,785	45,387
Fidelity Small Cap Value Fund	129,738	1,329,815
Fidelity Stock Selector Fund	198	3,571
Fidelity Telecom and Utilities Fund	296,507	3,747,853
Fidelity Value Discovery Fund	729	7,608
Spartan Extended Market Index Fund Investor Class	132,316	3,247,024
Spartan Total Market Index Fund Investor Class	146,961	3,828,345
Spartan U.S. Equity Index Fund Investor Class	175,287	5,731,877
VIP Mid Cap Portfolio Investor Class	53,292	1,120,201
TOTAL DOMESTIC EQUITY FUNDS		95,856,718
International Equity Funds - 16.1%
Fidelity China Region Fund	70,978	1,636,752
Fidelity Diversified International Fund	40,817	951,041
Fidelity Emerging Markets Fund	52,867	906,670
Fidelity International Capital Appreciation Fund	239,083	2,204,349
Fidelity International Discovery Fund	22,239	555,540
Fidelity International Value Fund	4,444	29,378
Fidelity Overseas Fund	317	8,398
Spartan International Index Fund Investor Class	561,495	15,783,624
TOTAL INTERNATIONAL EQUITY FUNDS		22,075,752
TOTAL EQUITY FUNDS (Cost $124,094,841)		117,932,470
Fixed-Income Funds - 13.8%

Fidelity High Income Fund	198,936	1,454,222
Fidelity U.S. Bond Index Fund	1,612,532	17,479,850
TOTAL FIXED-INCOME FUNDS (Cost $18,665,534)		18,934,072
Money Market Funds - 0.0%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $43,526)	43,526	43,526
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $142,803,901)		$ 136,910,068
Legend
(a) Non-income producing

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in these securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $22,695,604 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $13,933,195 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

VIP FundsManager 85% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)
Assets
Investment in securities, at value (cost $142,803,901) - See accompanying schedule		$ 136,910,068
Cash		10
Receivable for fund shares sold		75,651
Total assets		136,985,729

Liabilities
Payable for investments purchased	$ 75,469
Payable for fund shares redeemed	182
Accrued management fee	22,825
Distribution fees payable	44
Total liabilities		98,520

Net Assets		$ 136,887,209
Net Assets consist of:
Paid in capital		$ 210,140,913
Undistributed net investment income		450,445
Accumulated undistributed net realized gain (loss) on investments		(67,810,316)
Net unrealized appreciation (depreciation) on investments		(5,893,833)
Net Assets		$ 136,887,209

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)
Service Class: Net Asset Value, offering price and redemption price per share ($51,899 ÷ 7,742.13 shares)	$ 6.70

Service Class 2: Net Asset Value, offering price and redemption price per share ($363,983 ÷ 54,387.35 shares)	$ 6.69

Investor Class: Net Asset Value, offering price and redemption price per share ($136,471,327 ÷ 20,347,429.64 shares)	$ 6.71

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 85% Portfolio
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 569,736

Expenses
Management fee	$ 148,682
Distribution fees	335
Independent trustees' compensation	207
Total expenses before reductions	149,224
Expense reductions	(29,933)	119,291
Net investment income (loss)		450,445
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(30,288,783)
Change in net unrealized appreciation (depreciation) on underlying funds		36,840,013
Net gain (loss)		6,551,230
Net increase (decrease) in net assets resulting from operations		$ 7,001,675

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 450,445	$ 2,374,262
Net realized gain (loss)	(30,288,783)	(37,384,560)
Change in net unrealized appreciation (depreciation)	36,840,013	(38,185,509)
Net increase (decrease) in net assets resulting from operations	7,001,675	(73,195,807)
Distributions to shareholders from net investment income	-	(2,351,013)
Distributions to shareholders from net realized gain	-	(5,111,875)
Total distributions	-	(7,462,888)
Share transactions - net increase (decrease)	8,918,447	24,933,593
Total increase (decrease) in net assets	15,920,122	(55,725,102)

Net Assets
Beginning of period	120,967,087	176,692,189
End of period (including undistributed net investment income of $450,445 and $0, respectively)	$ 136,887,209	$ 120,967,087

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.32	$ 10.76	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.13	.17	.17
Net realized and unrealized gain (loss)	.36	(4.14)	.74	.74
Total from investment operations	.38	(4.01)	.91	.91
Distributions from net investment income	-	(.13)	(.13)	(.08)
Distributions from net realized gain	-	(.30)	(.74)	(.11)
Total distributions	-	(.43) I	(.87)	(.19)
Net asset value, end of period	$ 6.70	$ 6.32	$ 10.76	$ 10.72
Total Return B, C, D	6.01%	(38.14)%	8.52%	9.09%
Ratios to Average Net Assets F, H
Expenses before reductions	.35% A	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20% A
Net investment income (loss)	.76% A	1.52%	1.48%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52	$ 62	$ 118	$ 109
Portfolio turnover rate	85% A	92%	104%	111% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.426 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.300 per share.

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.32	$ 10.76	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.11	.15	.16
Net realized and unrealized gain (loss)	.35	(4.13)	.74	.74
Total from investment operations	.37	(4.02)	.89	.90
Distributions from net investment income	-	(.12)	(.11)	(.07)
Distributions from net realized gain	-	(.30)	(.74)	(.11)
Total distributions	-	(.42) I	(.85)	(.18)
Net asset value, end of period	$ 6.69	$ 6.32	$ 10.76	$ 10.72
Total Return B, C, D	5.85%	(38.19)%	8.36%	8.99%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35%	.35% A
Net investment income (loss)	.61% A	1.37%	1.33%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 364	$ 254	$ 118	$ 109
Portfolio turnover rate	85% A	92%	104%	111% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.421 per share is comprised of distributions from net investment income of $.121 and distributions from net realized gain of $.300 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.32	$ 10.77	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.13	.17	.17
Net realized and unrealized gain (loss)	.37	(4.15)	.75	.74
Total from investment operations	.39	(4.02)	.92	.91
Distributions from net investment income	-	(.13)	(.13)	(.08)
Distributions from net realized gain	-	(.30)	(.74)	(.11)
Total distributions	-	(.43) I	(.87)	(.19)
Net asset value, end of period	$ 6.71	$ 6.32	$ 10.77	$ 10.72
Total Return B, C, D	6.17%	(38.20)%	8.63%	9.09%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20% A
Net investment income (loss)	.76% A	1.52%	1.48%	2.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 136,471	$ 120,650	$ 176,456	$ 72,095
Portfolio turnover rate	85% A	92%	104%	111% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.426 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.330 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Funds Manager Portfolio

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio (the Funds) are funds of Variable Insurance Products Fund V. Variable Insurance Products Fund V (the trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP and Fidelity retail equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Investor Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 19, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. All inputs to value investments as of June 30, 2009, for each Fund are categorized as Level 1 in the disclosure hierarchy. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

VIP FundsManager Portfolio

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
VIP FundsManager 20% Portfolio	$ 177,849,275	$ 4,441,548	$ (4,485,019)	$ (43,471)
VIP FundsManager 50% Portfolio	399,279,422	18,205,898	(30,550,016)	(12,344,118)
VIP FundsManager 60% Portfolio	928,280,381	69,776,681	(50,699,329)	19,077,352
VIP FundsManager 70% Portfolio	375,662,439	19,497,110	(48,466,071)	(28,968,961)
VIP FundsManager 85% Portfolio	143,024,840	10,348,657	(16,463,429)	(6,114,772)

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP FundsManager 20% Portfolio	52,180,139	31,289,294
VIP FundsManager 50% Portfolio	126,425,189	88,315,600
VIP FundsManager 60% Portfolio	445,866,303	152,142,507
VIP FundsManager 70% Portfolio	109,695,012	101,295,717
VIP FundsManager 85% Portfolio	60,482,350	51,125,836

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. For these services each fund pays a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of ..25% of each fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Strategic Advisers has contractually agreed to waive 0.05% of its management fee, thereby limiting each fund's management fee to an annual rate of 0.20% of average net assets, until July 31, 2010.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Total
VIP FundsManager 20% Portfolio	$ 39	$ 101	$ 140
VIP FundsManager 50% Portfolio	33	261	294
VIP FundsManager 60% Portfolio	28	84	112
VIP FundsManager 70% Portfolio	29	535	564
VIP FundsManager 85% Portfolio	27	308	335

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

Strategic Advisers contractually agreed to limit each funds' management fee to an annual rate of 0.20% of each funds' average net assets until July 31, 2010. For the period, each fund's management fees were reduced by the following amounts:

Management Fee Waiver
VIP FundsManager 20% Portfolio	$ 40,422
VIP FundsManager 50% Portfolio	84,637
VIP FundsManager 60% Portfolio	189,726
VIP FundsManager 70% Portfolio	78,157
VIP FundsManager 85% Portfolio	29,783

In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for each fund's Service class and Service Class 2. During the period, this reimbursement reduced each fund's Service class and Service class 2's expenses by the following amounts:

Reimbursement
VIP FundsManager 20% Portfolio
Service Class	$ 39
Service Class 2	39
VIP FundsManager 50% Portfolio
Service Class	33
Service Class 2	105
VIP FundsManager 60% Portfolio
Service Class	28
Service Class 2	33
VIP FundsManager 70% Portfolio
Service Class	29
Service Class 2	216
VIP FundsManager 85% Portfolio
Service Class	27
Service Class 2	123

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
VIP FundsManager 20% Portfolio
From net investment income
Service Class	$ -	$ 2,775
Service Class 2	-	2,626
Investor Class	-	4,819,490
Total	$ -	$ 4,824,891
From net realized gain
Service Class	$ -	$ 373
Service Class 2	-	372
Investor Class	-	434,586
Total	$ -	$ 435,331
VIP FundsManager 50% Portfolio
From net investment income
Service Class	$ -	$ 2,279
Service Class 2	-	6,803
Investor Class	-	10,042,225
Total	$ -	$ 10,051,307
From net realized gain
Service Class	$ -	$ 1,366
Service Class 2	-	1,362
Investor Class	-	4,602,238
Total	$ -	$ 4,604,966

VIP FundsManager Portfolio

6. Distributions to Shareholders - continued

	Six months ended June 30, 2009	Year ended December 31, 2008
VIP FundsManager 60% Portfolio
From net investment income
Service Class	$ -	$ 1,162
Service Class 2	-	1,212
Investor Class	-	10,204,806
Total	$ -	$ 10,207,180
From net realized gain
Service Class	$ -	$ 802
Service Class 2	-	809
Investor Class	-	1,579,252
Total	$ -	$ 1,580,863
VIP FundsManager 70% Portfolio
From net investment income
Service Class	$ -	$ 1,766
Service Class 2	-	5,207
Investor Class	-	8,376,294
Total	$ -	$ 8,383,267
From net realized gain
Service Class	$ -	$ 2,692
Service Class 2	-	2,685
Investor Class	-	10,457,508
Total	$ -	$ 10,462,885
VIP FundsManager 85% Portfolio
From net investment income
Service Class	$ -	$ 1,221
Service Class 2	-	4,551
Investor Class	-	2,345,241
Total	$ -	$ 2,351,013
From net realized gain
Service Class	$ -	$ 3,288
Service Class 2	-	3,571
Investor Class	-	5,105,016
Total	$ -	$ 5,111,875

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
VIP FundsManager 20% Portfolio
Service Class
Shares sold	670	-	$ 6,302	$ -
Reinvestment of distributions	-	338	-	3,148
Shares redeemed	(2,499)	(1,514)	(23,139)	(14,462)
Net increase (decrease)	(1,829)	(1,176)	$ (16,837)	$ (11,314)
Service Class 2
Shares sold	901	59	$ 8,229	$ 557
Reinvestment of distributions	-	322	-	2,998
Shares redeemed	(2,709)	(1,513)	(25,074)	(14,434)
Net increase (decrease)	(1,808)	(1,132)	$ (16,845)	$ (10,879)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Investor Class
Shares sold	3,542,384	7,952,446	$ 32,783,271	$ 80,193,371
Reinvestment of distributions	-	566,215	-	5,254,076
Shares redeemed	(1,478,697)	(3,069,380)	(13,621,139)	(30,317,914)
Net increase (decrease)	2,063,687	5,449,281	$ 19,162,132	$ 55,129,533
VIP FundsManager 50% Portfolio
Service Class
Shares sold	386	-	$ 3,000	$ -
Reinvestment of distributions	-	437	-	3,645
Shares redeemed	(2,559)	(1,606)	(19,635)	(13,140)
Net increase (decrease)	(2,173)	(1,169)	$ (16,635)	$ (9,495)
Service Class 2
Shares sold	8,592	21,308	$ 65,429	$ 166,194
Reinvestment of distributions	-	1,029	-	8,165
Shares redeemed	(19,067)	(2,998)	(148,613)	(24,094)
Net increase (decrease)	(10,475)	19,339	$ (83,184)	$ 150,265
Investor Class
Shares sold	7,104,579	11,719,913	$ 55,504,749	$ 111,480,861
Reinvestment of distributions	-	1,779,941	-	14,644,463
Shares redeemed	(2,767,441)	(5,886,001)	(20,139,224)	(51,778,161)
Net increase (decrease)	4,337,138	7,613,853	$ 35,365,525	$ 74,347,163
VIP FundsManager 60% Portfolio
Service Class
Shares sold	411	-	$ 3,000	$ -
Reinvestment of distributions	-	246	-	1,964
Shares redeemed	(2,329)	(1,491)	(16,750)	(11,408)
Net increase (decrease)	(1,918)	(1,245)	$ (13,750)	$ (9,444)
Service Class 2
Shares sold	-	-	$ -	$ 2
Reinvestment of distributions	-	255	-	2,021
Shares redeemed	(2,260)	-	(16,341)	-
Net increase (decrease)	(2,260)	255	$ (16,341)	$ 2,023
Investor Class
Shares sold	42,644,841	69,890,763	$ 299,720,718	$ 619,628,001
Reinvestment of distributions	-	1,604,267	-	11,784,058
Shares redeemed	(1,563,978)	(1,523,244)	(11,566,307)	(10,764,004)
Net increase (decrease)	41,080,863	69,971,786	$ 288,154,411	$ 620,648,055
VIP FundsManager 70% Portfolio
Service Class
Shares sold	441	-	$ 3,000	$ -
Reinvestment of distributions	-	544	-	4,458
Shares redeemed	(2,588)	(1,671)	(17,322)	(12,249)
Net increase (decrease)	(2,147)	(1,127)	$ (14,322)	$ (7,791)
Service Class 2
Shares sold	69,317	22,946	$ 465,103	$ 160,069
Reinvestment of distributions	-	1,059	-	7,892
Shares redeemed	(8,251)	(2,465)	(52,741)	(17,690)
Net increase (decrease)	61,066	21,540	$ 412,362	$ 150,271
Investor Class
Shares sold	3,580,110	9,725,458	$ 24,848,667	$ 90,914,937
Reinvestment of distributions	-	2,341,386	-	18,833,802
Shares redeemed	(2,927,384)	(6,930,773)	(18,588,524)	(58,221,365)
Net increase (decrease)	652,726	5,136,071	$ 6,260,143	$ 51,527,374

VIP FundsManager Portfolio

7. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
VIP FundsManager 85% Portfolio
Service Class
Shares sold	482	-	$ 3,000	$ 1
Reinvestment of distributions	-	549	-	4,509
Shares redeemed	(2,587)	(1,707)	(15,738)	(11,598)
Net increase (decrease)	(2,105)	(1,158)	$ (12,738)	$ (7,088)
Service Class 2
Shares sold	29,035	30,276	$ 184,742	$ 181,731
Reinvestment of distributions	-	1,141	-	8,122
Shares redeemed	(14,948)	(2,094)	(89,542)	(14,037)
Net increase (decrease)	14,087	29,323	$ 95,200	$ 175,816
Investor Class
Shares sold	3,280,432	5,168,890	$ 20,401,469	$ 45,357,941
Reinvestment of distributions	-	927,621	-	7,450,257
Shares redeemed	(2,012,197)	(3,405,153)	(11,565,484)	(28,043,333)
Net increase (decrease)	1,268,235	2,691,358	$ 8,835,985	$ 24,764,865

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, FMR or its affiliates were owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,552,872,469.31	95.061
Withheld	288,502,726.49	4.939
TOTAL	5,841,375,195.80	100.000
Albert R. Gamper, Jr.
Affirmative	5,561,890,244.04	95.215
Withheld	279,484,951.76	4.785
TOTAL	5,841,375,195.80	100.000
Abigail P. Johnson
Affirmative	5,555,939,213.33	95.114
Withheld	285,435,982.47	4.886
TOTAL	5,841,375,195.80	100.000
Arthur E. Johnson
Affirmative	5,553,678,620.69	95.075
Withheld	287,696,575.11	4.925
TOTAL	5,841,375,195.80	100.000
Michael E. Kenneally
Affirmative	5,569,390,062.35	95.344
Withheld	271,985,133.45	4.656
TOTAL	5,841,375,195.80	100.000
James H. Keyes
Affirmative	5,566,176,180.94	95.289
Withheld	275,199,014.86	4.711
TOTAL	5,841,375,195.80	100.000
Marie L. Knowles
Affirmative	5,555,399,073.27	95.104
Withheld	285,976,122.53	4.896
TOTAL	5,841,375,195.80	100.000
Kenneth L. Wolfe
Affirmative	5,541,935,763.09	94.874
Withheld	299,439,432.71	5.126
TOTAL	5,841,375,195.80	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,850,324,304.70	83.034
Against	674,248,578.58	11.543
Abstain	316,802,312.52	5.423
TOTAL	5,841,375,195.80	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP FundsManager Portfolios

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and administration agreement (together, the Advisory Contracts) for each fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under each fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the nature or level of services provided under each fund's Advisory Contracts; or (iii) the day-to-day management of each fund or the persons primarily responsible for such management. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPFM-SANN-0809
1.833444.103

Fidelity® Variable Insurance Products:
Investor Freedom® Funds -
Income, 2005, 2010, 2015, 2020, 2025, 2030

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investor Freedom Income Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Investor Freedom 2005 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Investor Freedom 2010 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Investor Freedom 2015 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Investor Freedom 2020 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Investor Freedom 2025 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Investor Freedom 2030 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
VIP Investor Freedom Income	.00%
Actual		$ 1,000.00	$ 1,056.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2005	.00%
Actual		$ 1,000.00	$ 1,069.20	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2010	.00%
Actual		$ 1,000.00	$ 1,072.80	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2015	.00%
Actual		$ 1,000.00	$ 1,075.80	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2020	.00%
Actual		$ 1,000.00	$ 1,079.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2025	.00%
Actual		$ 1,000.00	$ 1,082.20	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2030	.00%
Actual		$ 1,000.00	$ 1,080.00	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.79	$ .00

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

VIP Investor Freedom Income Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	3.4	3.3
VIP Equity-Income Portfolio Investor Class	3.9	4.0
VIP Growth & Income Portfolio Investor Class	3.9	3.8
VIP Growth Portfolio Investor Class	3.7	3.7
VIP Mid Cap Portfolio Investor Class	1.5	1.4
VIP Value Portfolio Investor Class	3.5	3.5
VIP Value Strategies Portfolio Investor Class	1.7	1.5
	21.6	21.2
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	5.4	4.7
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	35.7	34.9
Short-Term Funds
VIP Money Market Portfolio Investor Class	37.3	39.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	21.6%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	35.7%
Short-Term Funds	37.3%

Six months ago
Domestic Equity Funds	21.2%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	34.9%
Short-Term Funds	39.2%

The six months ago allocation is based on the fund's holdings as of December 31, 2008. The current allocation is based on the fund's holdings as of June 30, 2009.

Semiannual Report

VIP Investor Freedom Income Portfolio

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 21.6%
	Shares	Value
Domestic Equity Funds - 21.6%
VIP Contrafund Portfolio Investor Class	38,340	$ 638,362
VIP Equity-Income Portfolio Investor Class	52,889	727,748
VIP Growth & Income Portfolio Investor Class	76,865	713,305
VIP Growth Portfolio Investor Class	28,038	686,940
VIP Mid Cap Portfolio Investor Class	13,554	284,899
VIP Value Portfolio Investor Class	90,855	655,062
VIP Value Strategies Portfolio Investor Class	53,177	309,488
TOTAL EQUITY FUNDS (Cost $5,718,609)		4,015,804
Fixed-Income Funds - 41.1%

High Yield Fixed-Income Funds - 5.4%
VIP High Income Portfolio Investor Class	208,501	1,011,227
Investment Grade Fixed-Income Funds - 35.7%
VIP Investment Grade Bond Portfolio Investor Class	548,852	6,630,137
TOTAL FIXED-INCOME FUNDS (Cost $7,991,322)		7,641,364
Short-Term Funds - 37.3%

VIP Money Market Portfolio Investor Class (Cost $6,936,136)	6,936,136	6,936,136
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $20,646,067)		$ 18,593,304
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $20,646,067) - See accompanying schedule		$ 18,593,304
Cash		45
Receivable for fund shares sold		884
Total assets		18,594,233

Liabilities
Payable for investments purchased	$ 1,187
Payable for fund shares redeemed	14
Total liabilities		1,201

Net Assets		$ 18,593,032
Net Assets consist of:
Paid in capital		$ 20,541,350
Undistributed net investment income		354,382
Accumulated undistributed net realized gain (loss) on investments		(249,937)
Net unrealized appreciation (depreciation) on investments		(2,052,763)
Net Assets, for 1,954,619 shares outstanding		$ 18,593,032
Net Asset Value, offering price and redemption price per share ($18,593,032 ÷ 1,954,619 shares)		$ 9.51

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 354,382

Expenses
Independent trustees' compensation	$ 30
Total expenses before reductions	30
Expense reductions	(30)	0
Net investment income (loss)		354,382
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(19,791)
Capital gain distributions from underlying funds	8,568	(11,223)
Change in net unrealized appreciation (depreciation) on underlying funds		663,890
Net gain (loss)		652,667
Net increase (decrease) in net assets resulting from operations		$ 1,007,049

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 354,382	$ 673,355
Net realized gain (loss)	(11,223)	41,813
Change in net unrealized appreciation (depreciation)	663,890	(2,958,213)
Net increase (decrease) in net assets resulting from operations	1,007,049	(2,243,045)
Distributions to shareholders from net investment income	-	(674,601)
Distributions to shareholders from net realized gain	(187,161)	(348,476)
Total distributions	(187,161)	(1,023,077)
Share transactions Proceeds from sales of shares	2,968,992	8,722,045
Reinvestment of distributions	187,161	1,023,077
Cost of shares redeemed	(2,654,512)	(9,297,788)
Net increase (decrease) in net assets resulting from share transactions	501,641	447,334
Total increase (decrease) in net assets	1,321,529	(2,818,788)

Net Assets
Beginning of period	17,271,503	20,090,291
End of period (including undistributed net investment income of $354,382 and undistributed net investment income of $0, respectively)	$ 18,593,032	$ 17,271,503
Other Information Shares
Sold	327,983	840,214
Issued in reinvestment of distributions	21,292	109,591
Redeemed	(292,820)	(913,997)
Net increase (decrease)	56,455	35,808

Financial Highlights

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.10	$ 10.79	$ 10.78	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.19	.34	.42	.35	.16
Net realized and unrealized gain (loss)	.32	(1.47)	.22	.34	(.02)
Total from investment operations	.51	(1.13)	.64	.69	.14
Distributions from net investment income	-	(.37)	(.58)	(.05)	-
Distributions from net realized gain	(.10)	(.19)	(.06)	-	-
Total distributions	(.10)	(.56)	(.63)I	(.05)	-
Net asset value, end of period	$ 9.51	$ 9.10	$ 10.79	$ 10.78	$ 10.14
Total ReturnB, C, D	5.69%	(10.55)%	6.08%	6.83%	1.40%
Ratios to Average Net AssetsF, H
Expenses before reductions	.00%A	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%A
Net investment income (loss)	4.07%A	3.33%	3.90%	3.39%	4.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,593	$ 17,272	$ 20,090	$ 11,177	$ 2,936
Portfolio turnover rate	28%A	53%	38%	40%	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 3, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.630 per share is comprised of distributions from net investment income of $.575 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2005 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	6.3	6.3
VIP Equity-Income Portfolio Investor Class	7.1	7.4
VIP Growth & Income Portfolio Investor Class	7.0	7.2
VIP Growth Portfolio Investor Class	6.8	7.0
VIP Mid Cap Portfolio Investor Class	2.8	2.6
VIP Value Portfolio Investor Class	6.3	6.5
VIP Value Strategies Portfolio Investor Class	3.0	2.8
	39.3	39.8
International Equity Funds
VIP Overseas Portfolio Investor Class R	8.5	8.9
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	5.3	4.6
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	33.6	32.8
Short-Term Funds
VIP Money Market Portfolio Investor Class	13.3	13.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	39.3%
International Equity Funds	8.5%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	33.6%
Short-Term Funds	13.3%

Six months ago
Domestic Equity Funds	39.8%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	32.8%
Short-Term Funds	13.9%

Expected
Domestic Equity Funds	37.4%
International Equity Funds	7.4%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	32.3%
Short-Term Funds	17.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2008. The current allocation is based on the fund's holdings as of June 30, 2009. The expected allocation represents the fund's anticipated allocation at December 31, 2009.

Semiannual Report

VIP Investor Freedom 2005 Portfolio

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.8%
	Shares	Value
Domestic Equity Funds - 39.3%
VIP Contrafund Portfolio Investor Class	28,326	$ 471,630
VIP Equity-Income Portfolio Investor Class	38,733	532,970
VIP Growth & Income Portfolio Investor Class	56,838	527,460
VIP Growth Portfolio Investor Class	20,848	510,782
VIP Mid Cap Portfolio Investor Class	10,099	212,288
VIP Value Portfolio Investor Class	66,330	478,241
VIP Value Strategies Portfolio Investor Class	38,786	225,733
TOTAL DOMESTIC EQUITY FUNDS		2,959,104
International Equity Funds - 8.5%
VIP Overseas Portfolio Investor Class R	50,997	637,461
TOTAL EQUITY FUNDS (Cost $5,420,660)		3,596,565
Fixed-Income Funds - 38.9%

High Yield Fixed-Income Funds - 5.3%
VIP High Income Portfolio Investor Class	82,757	401,371
Investment Grade Fixed-Income Funds - 33.6%
VIP Investment Grade Bond Portfolio Investor Class	208,781	2,522,080
TOTAL FIXED-INCOME FUNDS (Cost $3,046,408)		2,923,451
Short-Term Funds - 13.3%

VIP Money Market Portfolio Investor Class (Cost $999,191)	999,191	999,191
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $9,466,259)		$ 7,519,207
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2005 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $9,466,259) - See accompanying schedule		$ 7,519,207
Receivable for investments sold		53
Total assets		7,519,260

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	45
Payable for fund shares redeemed	48
Total liabilities		95

Net Assets		$ 7,519,165
Net Assets consist of:
Paid in capital		$ 9,525,630
Undistributed net investment income		135,603
Accumulated undistributed net realized gain (loss) on investments		(195,016)
Net unrealized appreciation (depreciation) on investments		(1,947,052)
Net Assets, for 904,032 shares outstanding		$ 7,519,165
Net Asset Value, offering price and redemption price per share ($7,519,165 ÷ 904,032 shares)		$ 8.32

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 134,525

Expenses
Independent trustees' compensation	$ 12
Total expenses before reductions	12
Expense reductions	(12)	0
Net investment income (loss)		134,525
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(82,079)
Capital gain distributions from underlying funds	4,389	(77,690)
Change in net unrealized appreciation (depreciation) on underlying funds		323,317
Net gain (loss)		245,627
Net increase (decrease) in net assets resulting from operations		$ 380,152

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 134,525	$ 251,653
Net realized gain (loss)	(77,690)	174,695
Change in net unrealized appreciation (depreciation)	323,317	(2,524,865)
Net increase (decrease) in net assets resulting from operations	380,152	(2,098,517)
Distributions to shareholders from net investment income	-	(250,574)
Distributions to shareholders from net realized gain	(108,899)	(482,330)
Total distributions	(108,899)	(732,904)
Share transactions Proceeds from sales of shares	1,500,445	2,670,539
Reinvestment of distributions	108,899	732,904
Cost of shares redeemed	(1,399,191)	(2,102,280)
Net increase (decrease) in net assets resulting from share transactions	210,153	1,301,163
Total increase (decrease) in net assets	481,406	(1,530,258)

Net Assets
Beginning of period	7,037,759	8,568,017
End of period (including undistributed net investment income of $135,603 and undistributed net investment income of $1,078, respectively)	$ 7,519,165	$ 7,037,759
Other Information Shares
Sold	189,220	267,105
Issued in reinvestment of distributions	15,000	84,056
Redeemed	(190,278)	(204,081)
Net increase (decrease)	13,942	147,080

Financial Highlights

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.91	$ 11.53	$ 11.17	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.32	.35	.26	.10
Net realized and unrealized gain (loss)	.38	(3.00)	.59	.73	.14
Total from investment operations	.53	(2.68)	.94	.99	.24
Distributions from net investment income	-	(.30)	(.46)	(.06)	-
Distributions from net realized gain	(.12)	(.64)	(.12)	-	-
Total distributions	(.12)	(.94)	(.58)	(.06)	-
Net asset value, end of period	$ 8.32	$ 7.91	$ 11.53	$ 11.17	$ 10.24
Total Return B, C, D	6.92%	(23.91)%	8.55%	9.72%	2.40%
Ratios to Average Net Assets F, H
Expenses before reductions	.00%A	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%A
Net investment income (loss)	3.95%A	3.19%	3.02%	2.47%	2.45%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,519	$ 7,038	$ 8,568	$ 4,851	$ 2,019
Portfolio turnover rate	41%A	40%	53%	55%	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 3, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2010 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	6.6	6.5
VIP Equity-Income Portfolio Investor Class	7.4	7.6
VIP Growth & Income Portfolio Investor Class	7.3	7.4
VIP Growth Portfolio Investor Class	7.0	7.3
VIP Mid Cap Portfolio Investor Class	2.9	2.8
VIP Value Portfolio Investor Class	6.7	6.7
VIP Value Strategies Portfolio Investor Class	3.2	2.9
	41.1	41.2
International Equity Funds
VIP Overseas Portfolio Investor Class R	10.0	10.4
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	5.3	4.6
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	34.3	33.9
Short-Term Funds
VIP Money Market Portfolio Investor Class	9.3	9.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	41.1%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	34.3%
Short-Term Funds	9.3%

Six months ago
Domestic Equity Funds	41.2%
International Equity Funds	10.4%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	33.9%
Short-Term Funds	9.9%

Expected
Domestic Equity Funds	40.0%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	34.4%
Short-Term Funds	10.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2008. The current allocation is based on the fund's holdings as of June 30, 2009. The expected allocation represents the fund's anticipated allocation at December 31, 2009.

Semiannual Report

VIP Investor Freedom 2010 Portfolio

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.1%
	Shares	Value
Domestic Equity Funds - 41.1%
VIP Contrafund Portfolio Investor Class	164,218	$ 2,734,232
VIP Equity-Income Portfolio Investor Class	224,899	3,094,611
VIP Growth & Income Portfolio Investor Class	328,040	3,044,207
VIP Growth Portfolio Investor Class	119,825	2,935,700
VIP Mid Cap Portfolio Investor Class	58,495	1,229,571
VIP Value Portfolio Investor Class	387,197	2,791,691
VIP Value Strategies Portfolio Investor Class	227,465	1,323,848
TOTAL DOMESTIC EQUITY FUNDS		17,153,860
International Equity Funds - 10.0%
VIP Overseas Portfolio Investor Class R	333,667	4,170,834
TOTAL EQUITY FUNDS (Cost $35,159,405)		21,324,694
Fixed-Income Funds - 39.6%

High Yield Fixed-Income Funds - 5.3%
VIP High Income Portfolio Investor Class	452,306	2,193,682
Investment Grade Fixed-Income Funds - 34.3%
VIP Investment Grade Bond Portfolio Investor Class	1,184,581	14,309,745
TOTAL FIXED-INCOME FUNDS (Cost $17,516,988)		16,503,427
Short-Term Funds - 9.3%

VIP Money Market Portfolio Investor Class (Cost $3,869,118)	3,869,118	3,869,118
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $56,545,511)		$ 41,697,239
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2010 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $56,545,511) - See accompanying schedule		$ 41,697,239
Cash		6
Receivable for fund shares sold		237
Total assets		41,697,482

Liabilities
Payable for investments purchased	$ 383
Payable for fund shares redeemed	29
Total liabilities		412

Net Assets		$ 41,697,070
Net Assets consist of:
Paid in capital		$ 56,735,600
Undistributed net investment income		796,109
Accumulated undistributed net realized gain (loss) on investments		(986,367)
Net unrealized appreciation (depreciation) on investments		(14,848,272)
Net Assets, for 5,074,137 shares outstanding		$ 41,697,070
Net Asset Value, offering price and redemption price per share ($41,697,070 ÷ 5,074,137 shares)		$ 8.22

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 774,548

Expenses
Independent trustees' compensation	$ 70
Total expenses before reductions	70
Expense reductions	(70)	0
Net investment income (loss)		774,548
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(73,504)
Capital gain distributions from underlying funds	26,284	(47,220)
Change in net unrealized appreciation (depreciation) on underlying funds		1,867,492
Net gain (loss)		1,820,272
Net increase (decrease) in net assets resulting from operations		$ 2,594,820

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 774,548	$ 1,633,790
Net realized gain (loss)	(47,220)	882,277
Change in net unrealized appreciation (depreciation)	1,867,492	(18,240,112)
Net increase (decrease) in net assets resulting from operations	2,594,820	(15,724,045)
Distributions to shareholders from net investment income	-	(1,624,548)
Distributions to shareholders from net realized gain	(521,906)	(3,165,200)
Total distributions	(521,906)	(4,789,748)
Share transactions Proceeds from sales of shares	2,598,720	14,126,686
Reinvestment of distributions	521,906	4,789,748
Cost of shares redeemed	(4,701,055)	(14,394,929)
Net increase (decrease) in net assets resulting from share transactions	(1,580,429)	4,521,505
Total increase (decrease) in net assets	492,485	(15,992,288)

Net Assets
Beginning of period	41,204,585	57,196,873
End of period (including undistributed net investment income of $796,109 and undistributed net investment income of $21,561, respectively)	$ 41,697,070	$ 41,204,585
Other Information Shares
Sold	330,621	1,344,489
Issued in reinvestment of distributions	73,404	559,031
Redeemed	(634,289)	(1,544,919)
Net increase (decrease)	(230,264)	358,601

Financial Highlights

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.77	$ 11.56	$ 11.19	$ 10.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.30	.33	.24	.13
Net realized and unrealized gain (loss)	.40	(3.12)	.62	.73	.13
Total from investment operations	.55	(2.82)	.95	.97	.26
Distributions from net investment income	-	(.33)	(.44)	(.04)	-
Distributions from net realized gain	(.10)	(.64)	(.14)	-	-
Total distributions	(.10)	(.97)	(.58)	(.04)	-
Net asset value, end of period	$ 8.22	$ 7.77	$ 11.56	$ 11.19	$ 10.26
Total Return B, C, D	7.28%	(24.99)%	8.63%	9.49%	2.60%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.95% A	3.01%	2.90%	2.29%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,697	$ 41,205	$ 57,197	$ 31,460	$ 9,992
Portfolio turnover rate	17% A	40%	14%	29%	.00%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 3, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2015 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	7.0	6.9
VIP Equity-Income Portfolio Investor Class	7.9	8.1
VIP Growth & Income Portfolio Investor Class	7.8	7.9
VIP Growth Portfolio Investor Class	7.5	7.8
VIP Mid Cap Portfolio Investor Class	3.1	2.9
VIP Value Portfolio Investor Class	7.1	7.1
VIP Value Strategies Portfolio Investor Class	3.4	3.1
	43.8	43.8
International Equity Funds
VIP Overseas Portfolio Investor Class R	10.7	11.2
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	5.7	5.0
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	32.7	32.5
Short-Term Funds
VIP Money Market Portfolio Investor Class	7.1	7.5
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	43.8%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	32.7%
Short-Term Funds	7.1%

Six months ago
Domestic Equity Funds	43.8%
International Equity Funds	11.2%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	32.5%
Short-Term Funds	7.5%

Expected
Domestic Equity Funds	41.4%
International Equity Funds	10.3%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	34.2%
Short-Term Funds	8.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2008. The current allocation is based on the fund's holdings as of June 30, 2009. The expected allocation represents the fund's anticipated allocation at December 31, 2009.

Semiannual Report

VIP Investor Freedom 2015 Portfolio

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 54.5%
	Shares	Value
Domestic Equity Funds - 43.8%
VIP Contrafund Portfolio Investor Class	211,103	$ 3,514,872
VIP Equity-Income Portfolio Investor Class	289,803	3,987,683
VIP Growth & Income Portfolio Investor Class	422,496	3,920,760
VIP Growth Portfolio Investor Class	154,279	3,779,824
VIP Mid Cap Portfolio Investor Class	74,988	1,576,240
VIP Value Portfolio Investor Class	499,091	3,598,444
VIP Value Strategies Portfolio Investor Class	293,428	1,707,749
TOTAL DOMESTIC EQUITY FUNDS		22,085,572
International Equity Funds - 10.7%
VIP Overseas Portfolio Investor Class R	430,360	5,379,505
TOTAL EQUITY FUNDS (Cost $42,675,739)		27,465,077
Fixed-Income Funds - 38.4%

High Yield Fixed-Income Funds - 5.7%
VIP High Income Portfolio Investor Class	590,617	2,864,493
Investment Grade Fixed-Income Funds - 32.7%
VIP Investment Grade Bond Portfolio Investor Class	1,364,427	16,482,281
TOTAL FIXED-INCOME FUNDS (Cost $20,437,573)		19,346,774
Short-Term Funds - 7.1%

VIP Money Market Portfolio Investor Class (Cost $3,545,839)	3,545,839	3,545,839
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $66,659,151)		$ 50,357,690
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2015 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $66,659,151) - See accompanying schedule		$ 50,357,690
Receivable for investments sold		13,729
Total assets		50,371,419

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	161
Payable for fund shares redeemed	13,728
Total liabilities		13,890

Net Assets		$ 50,357,529
Net Assets consist of:
Paid in capital		$ 66,410,425
Undistributed net investment income		871,147
Accumulated undistributed net realized gain (loss) on investments		(622,582)
Net unrealized appreciation (depreciation) on investments		(16,301,461)
Net Assets, for 6,158,050 shares outstanding		$ 50,357,529
Net Asset Value, offering price and redemption price per share ($50,357,529 ÷ 6,158,050 shares)		$ 8.18

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 859,243

Expenses
Independent trustees' compensation	$ 82
Total expenses before reductions	82
Expense reductions	(82)	0
Net investment income (loss)		859,243
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	22,290
Capital gain distributions from underlying funds	30,022	52,312
Change in net unrealized appreciation (depreciation) on underlying funds		2,550,057
Net gain (loss)		2,602,369
Net increase (decrease) in net assets resulting from operations		$ 3,461,612

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 859,243	$ 1,712,609
Net realized gain (loss)	52,312	1,355,665
Change in net unrealized appreciation (depreciation)	2,550,057	(21,138,013)
Net increase (decrease) in net assets resulting from operations	3,461,612	(18,069,739)
Distributions to shareholders from net investment income	-	(1,741,138)
Distributions to shareholders from net realized gain	(490,509)	(4,078,180)
Total distributions	(490,509)	(5,819,318)
Share transactions Proceeds from sales of shares	3,418,248	14,997,325
Reinvestment of distributions	490,509	5,819,318
Cost of shares redeemed	(4,608,862)	(10,211,241)
Net increase (decrease) in net assets resulting from share transactions	(700,105)	10,605,402
Total increase (decrease) in net assets	2,270,998	(13,283,655)

Net Assets
Beginning of period	48,086,531	61,370,186
End of period (including undistributed net investment income of $871,147 and undistributed net investment income of $11,904, respectively)	$ 50,357,529	$ 48,086,531
Other Information Shares
Sold	445,220	1,469,101
Issued in reinvestment of distributions	69,873	669,728
Redeemed	(607,467)	(1,062,142)
Net increase (decrease)	(92,374)	1,076,687

Financial Highlights

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.69	$ 11.86	$ 11.40	$ 10.32	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.30	.33	.20	.13
Net realized and unrealized gain (loss)	.43	(3.41)	.71	.92	.19
Total from investment operations	.57	(3.11)	1.04	1.12	.32
Distributions from net investment income	-	(.30)	(.42)	(.04)	-
Distributions from net realized gain	(.08)	(.76)	(.16)	-	-
Total distributions	(.08)	(1.06)	(.58)	(.04)	-
Net asset value, end of period	$ 8.18	$ 7.69	$ 11.86	$ 11.40	$ 10.32
Total Return B, C, D	7.58%	(27.11)%	9.26%	10.89%	3.20%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	3.67% A	2.98%	2.83%	1.83%	3.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,358	$ 48,087	$ 61,370	$ 39,838	$ 6,939
Portfolio turnover rate	18% A	29%	14%	15%	9% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 3, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2020 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	8.5	8.4
VIP Equity-Income Portfolio Investor Class	9.6	9.9
VIP Growth & Income Portfolio Investor Class	9.4	9.7
VIP Growth Portfolio Investor Class	9.1	9.5
VIP Mid Cap Portfolio Investor Class	3.8	3.6
VIP Value Portfolio Investor Class	8.6	8.7
VIP Value Strategies Portfolio Investor Class	4.1	3.8
	53.1	53.6
International Equity Funds
VIP Overseas Portfolio Investor Class R	13.0	13.6
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	7.6	6.7
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	25.2	25.0
Short-Term Funds
VIP Money Market Portfolio Investor Class	1.1	1.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	53.1%
International Equity Funds	13.0%
High Yield Fixed-Income Funds	7.6%
Investment Grade Fixed-Income Funds	25.2%
Short-Term Funds	1.1%

Six months ago
Domestic Equity Funds	53.6%
International Equity Funds	13.6%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	25.0%
Short-Term Funds	1.1%

Expected
Domestic Equity Funds	50.6%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	7.0%
Investment Grade Fixed-Income Funds	27.5%
Short-Term Funds	2.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2008. The current allocation is based on the fund's holdings as of June 30, 2009. The expected allocation represents the fund's anticipated allocation at December 31, 2009.

Semiannual Report

VIP Investor Freedom 2020 Portfolio

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 66.1%
	Shares	Value
Domestic Equity Funds - 53.1%
VIP Contrafund Portfolio Investor Class	320,564	$ 5,337,384
VIP Equity-Income Portfolio Investor Class	439,516	6,047,740
VIP Growth & Income Portfolio Investor Class	642,655	5,963,836
VIP Growth Portfolio Investor Class	235,240	5,763,379
VIP Mid Cap Portfolio Investor Class	113,675	2,389,441
VIP Value Portfolio Investor Class	754,752	5,441,765
VIP Value Strategies Portfolio Investor Class	441,420	2,569,063
TOTAL DOMESTIC EQUITY FUNDS		33,512,608
International Equity Funds - 13.0%
VIP Overseas Portfolio Investor Class R	654,820	8,185,246
TOTAL EQUITY FUNDS (Cost $66,767,083)		41,697,854
Fixed-Income Funds - 32.8%

High Yield Fixed-Income Funds - 7.6%
VIP High Income Portfolio Investor Class	987,304	4,788,423
Investment Grade Fixed-Income Funds - 25.2%
VIP Investment Grade Bond Portfolio Investor Class	1,316,544	15,903,854
TOTAL FIXED-INCOME FUNDS (Cost $22,269,148)		20,692,277
Short-Term Funds - 1.1%

VIP Money Market Portfolio Investor Class (Cost $681,561)	681,561	681,561
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $89,717,792)		$ 63,071,692
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2020 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $89,717,792) - See accompanying schedule		$ 63,071,692
Cash		30
Receivable for investments sold		6,942
Total assets		63,078,664

Liabilities
Payable for investments purchased	$ 30
Payable for fund shares redeemed	6,944
Total liabilities		6,974

Net Assets		$ 63,071,690
Net Assets consist of:
Paid in capital		$ 90,052,769
Undistributed net investment income		836,322
Accumulated undistributed net realized gain (loss) on investments		(1,171,301)
Net unrealized appreciation (depreciation) on investments		(26,646,100)
Net Assets, for 8,305,110 shares outstanding		$ 63,071,690
Net Asset Value, offering price and redemption price per share ($63,071,690 ÷ 8,305,110 shares)		$ 7.59

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 804,492

Expenses
Independent trustees' compensation	$ 99
Total expenses before reductions	99
Expense reductions	(99)	0
Net investment income (loss)		804,492
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(288,588)
Capital gain distributions from underlying funds	32,632	(255,956)
Change in net unrealized appreciation (depreciation) on underlying funds		3,558,295
Net gain (loss)		3,302,339
Net increase (decrease) in net assets resulting from operations		$ 4,106,831

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 804,492	$ 2,027,440
Net realized gain (loss)	(255,956)	2,209,582
Change in net unrealized appreciation (depreciation)	3,558,295	(32,845,647)
Net increase (decrease) in net assets resulting from operations	4,106,831	(28,608,625)
Distributions to shareholders from net investment income	-	(2,049,735)
Distributions to shareholders from net realized gain	(649,839)	(6,149,883)
Total distributions	(649,839)	(8,199,618)
Share transactions Proceeds from sales of shares	4,656,882	23,085,372
Reinvestment of distributions	649,839	8,199,618
Cost of shares redeemed	(4,814,562)	(11,722,760)
Net increase (decrease) in net assets resulting from share transactions	492,159	19,562,230
Total increase (decrease) in net assets	3,949,151	(17,246,013)

Net Assets
Beginning of period	59,122,539	76,368,552
End of period (including undistributed net investment income of $836,322 and undistributed net investment income of $31,830, respectively)	$ 63,071,690	$ 59,122,539
Other Information Shares
Sold	640,727	2,194,012
Issued in reinvestment of distributions	102,176	991,824
Redeemed	(743,646)	(1,198,602)
Net increase (decrease)	(743)	1,987,234

Financial Highlights

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.12	$ 12.09	$ 11.53	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.10	.27	.31	.22	.17
Net realized and unrealized gain (loss)	.45	(4.06)	.84	1.00	.19
Total from investment operations	.55	(3.79)	1.15	1.22	.36
Distributions from net investment income	-	(.27)	(.40)	(.05)	-
Distributions from net realized gain	(.08)	(.91)	(.19)	-	-
Total distributions	(.08)	(1.18)	(.59)	(.05)	-
Net asset value, end of period	$ 7.59	$ 7.12	$ 12.09	$ 11.53	$ 10.36
Total ReturnB, C, D	7.94%	(32.63)%	10.20%	11.82%	3.60%
Ratios to Average Net AssetsF, H
Expenses before reductions	.00% A	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.85%A	2.77%	2.59%	2.04%	4.07%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,072	$ 59,123	$ 76,369	$ 47,329	$ 11,059
Portfolio turnover rate	17%A	26%	12%	15%	2%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 3, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2025 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	9.0	9.0
VIP Equity-Income Portfolio Investor Class	10.2	10.6
VIP Growth & Income Portfolio Investor Class	10.1	10.3
VIP Growth Portfolio Investor Class	9.7	10.1
VIP Mid Cap Portfolio Investor Class	4.0	3.8
VIP Value Portfolio Investor Class	9.2	9.2
VIP Value Strategies Portfolio Investor Class	4.4	4.0
	56.6	57.0
International Equity Funds
VIP Overseas Portfolio Investor Class R	13.9	14.5
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	7.8	6.8
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	21.7	21.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	56.6%
International Equity Funds	13.9%
High Yield Fixed-Income Funds	7.8%
Investment Grade Fixed-Income Funds	21.7%

Six months ago
Domestic Equity Funds	57.0%
International Equity Funds	14.5%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	21.7%

Expected
Domestic Equity Funds	56.0%
International Equity Funds	14.0%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	22.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2008. The current allocation is based on the fund's holdings as of June 30, 2009. The expected allocation represents the fund's anticipated allocation at December 31, 2009.

Semiannual Report

VIP Investor Freedom 2025 Portfolio

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.5%
	Shares	Value
Domestic Equity Funds - 56.6%
VIP Contrafund Portfolio Investor Class	133,258	$ 2,218,741
VIP Equity-Income Portfolio Investor Class	183,323	2,522,519
VIP Growth & Income Portfolio Investor Class	267,243	2,480,013
VIP Growth Portfolio Investor Class	97,935	2,399,409
VIP Mid Cap Portfolio Investor Class	47,127	990,611
VIP Value Portfolio Investor Class	314,760	2,269,417
VIP Value Strategies Portfolio Investor Class	183,825	1,069,861
TOTAL DOMESTIC EQUITY FUNDS		13,950,571
International Equity Funds - 13.9%
VIP Overseas Portfolio Investor Class R	273,044	3,413,054
TOTAL EQUITY FUNDS (Cost $26,778,841)		17,363,625
Fixed-Income Funds - 29.5%

High Yield Fixed-Income Funds - 7.8%
VIP High Income Portfolio Investor Class	395,004	1,915,768
Investment Grade Fixed-Income Funds - 21.7%
VIP Investment Grade Bond Portfolio Investor Class	442,844	5,349,554
TOTAL FIXED-INCOME FUNDS (Cost $7,824,337)		7,265,322
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $34,603,178)		$ 24,628,947
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2025 Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $34,603,178) - See accompanying schedule	$ 24,628,947
Cash	1
Receivable for investments sold	173
Total assets	24,629,121

Liabilities
Payable for fund shares redeemed	$ 172

Net Assets	$ 24,628,949
Net Assets consist of:
Paid in capital	$ 34,678,265
Undistributed net investment income	263,787
Accumulated undistributed net realized gain (loss) on investments	(338,872)
Net unrealized appreciation (depreciation) on investments	(9,974,231)
Net Assets, for 3,281,325 shares outstanding	$ 24,628,949
Net Asset Value, offering price and redemption price per share ($24,628,949 ÷ 3,281,325 shares)	$ 7.51

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 263,787

Expenses
Independent trustees' compensation	$ 38
Total expenses before reductions	38
Expense reductions	(38)	0
Net investment income (loss)		263,787
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	5,534
Capital gain distributions from underlying funds	11,550	17,084
Change in net unrealized appreciation (depreciation) on underlying funds		1,541,830
Net gain (loss)		1,558,914
Net increase (decrease) in net assets resulting from operations		$ 1,822,701

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 263,787	$ 719,496
Net realized gain (loss)	17,084	786,267
Change in net unrealized appreciation (depreciation)	1,541,830	(12,244,245)
Net increase (decrease) in net assets resulting from operations	1,822,701	(10,738,482)
Distributions to shareholders from net investment income	-	(730,128)
Distributions to shareholders from net realized gain	(279,807)	(2,182,389)
Total distributions	(279,807)	(2,912,517)
Share transactions Proceeds from sales of shares	3,114,038	8,682,575
Reinvestment of distributions	279,807	2,912,517
Cost of shares redeemed	(1,761,635)	(5,077,735)
Net increase (decrease) in net assets resulting from share transactions	1,632,210	6,517,357
Total increase (decrease) in net assets	3,175,104	(7,133,642)

Net Assets
Beginning of period	21,453,845	28,587,487
End of period (including undistributed net investment income of $263,787 and undistributed net investment income of $0, respectively)	$ 24,628,949	$ 21,453,845
Other Information Shares
Sold	453,097	844,674
Issued in reinvestment of distributions	44,913	353,971
Redeemed	(263,016)	(493,969)
Net increase (decrease)	234,994	704,676

Financial Highlights

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.04	$ 12.21	$ 11.62	$ 10.39	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.27	.32	.21	.14
Net realized and unrealized gain (loss)	.48	(4.29)	.86	1.06	.25
Total from investment operations	.56	(4.02)	1.18	1.27	.39
Distributions from net investment income	-	(.26)	(.38)	(.04)	-
Distributions from net realized gain	(.09)	(.89)	(.21)	-	-
Total distributions	(.09)	(1.15)	(.59)	(.04)	-
Net asset value, end of period	$ 7.51	$ 7.04	$ 12.21	$ 11.62	$ 10.39
Total Return B, C, D	8.22%	(34.22)%	10.39%	12.26%	3.90%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.42% A	2.77%	2.62%	1.95%	3.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,629	$ 21,454	$ 28,587	$ 14,630	$ 2,424
Portfolio turnover rate	15% A	30%	10%	18%	2%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period.F Amounts do not include the activity of the underlying funds. G For the period August 3, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2030 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	10.2	10.2
VIP Equity-Income Portfolio Investor Class	11.6	12.0
VIP Growth & Income Portfolio Investor Class	11.5	11.7
VIP Growth Portfolio Investor Class	11.1	11.4
VIP Mid Cap Portfolio Investor Class	4.6	4.3
VIP Value Portfolio Investor Class	10.5	10.5
VIP Value Strategies Portfolio Investor Class	4.9	4.5
	64.4	64.6
International Equity Funds
VIP Overseas Portfolio Investor Class R	15.7	16.5
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	7.8	6.8
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	12.1	12.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	64.4%
International Equity Funds	15.7%
High Yield Fixed-Income Funds	7.8%
Investment Grade Fixed-Income Funds	12.1%

Six months ago
Domestic Equity Funds	64.6%
International Equity Funds	16.5%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	12.1%

Expected
Domestic Equity Funds	61.6%
International Equity Funds	15.4%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	15.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2008. The current allocation is based on the fund's holdings as of June 30, 2009. The expected allocation represents the fund's anticipated allocation at December 31, 2009.

Semiannual Report

VIP Investor Freedom 2030 Portfolio

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 80.1%
	Shares	Value
Domestic Equity Funds - 64.4%
VIP Contrafund Portfolio Investor Class	169,250	$ 2,818,010
VIP Equity-Income Portfolio Investor Class	232,602	3,200,603
VIP Growth & Income Portfolio Investor Class	339,407	3,149,694
VIP Growth Portfolio Investor Class	124,120	3,040,935
VIP Mid Cap Portfolio Investor Class	59,945	1,260,045
VIP Value Portfolio Investor Class	399,152	2,877,885
VIP Value Strategies Portfolio Investor Class	233,917	1,361,394
TOTAL DOMESTIC EQUITY FUNDS		17,708,566
International Equity Funds - 15.7%
VIP Overseas Portfolio Investor Class R	346,084	4,326,047
TOTAL EQUITY FUNDS (Cost $35,173,367)		22,034,613
Fixed-Income Funds - 19.9%

High Yield Fixed-Income Funds - 7.8%
VIP High Income Portfolio Investor Class	442,073	2,144,053
Investment Grade Fixed-Income Funds - 12.1%
VIP Investment Grade Bond Portfolio Investor Class	275,086	3,323,033
TOTAL FIXED-INCOME FUNDS (Cost $6,067,913)		5,467,086
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $41,241,280)		$ 27,501,699
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2030 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $41,241,280) - See accompanying schedule		$ 27,501,699
Receivable for fund shares sold		7,246
Total assets		27,508,945

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	7,231
Payable for fund shares redeemed	14
Total liabilities		7,246

Net Assets		$ 27,501,699
Net Assets consist of:
Paid in capital		$ 41,592,281
Undistributed net investment income		179,089
Accumulated undistributed net realized gain (loss) on investments		(530,090)
Net unrealized appreciation (depreciation) on investments		(13,739,581)
Net Assets, for 3,889,233 shares outstanding		$ 27,501,699
Net Asset Value, offering price and redemption price per share ($27,501,699 ÷ 3,889,233 shares)		$ 7.07

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 174,873

Expenses
Independent trustees' compensation	$ 43
Total expenses before reductions	43
Expense reductions	(43)	0
Net investment income (loss)		174,873
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(29,952)
Capital gain distributions from underlying funds	10,511	(19,441)
Change in net unrealized appreciation (depreciation) on underlying funds		1,895,569
Net gain (loss)		1,876,128
Net increase (decrease) in net assets resulting from operations		$ 2,051,001

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 174,873	$ 751,024
Net realized gain (loss)	(19,441)	1,109,667
Change in net unrealized appreciation (depreciation)	1,895,569	(16,514,549)
Net increase (decrease) in net assets resulting from operations	2,051,001	(14,653,858)
Distributions to shareholders from net investment income	-	(934,401)
Distributions to shareholders from net realized gain	(377,028)	(2,893,410)
Total distributions	(377,028)	(3,827,811)
Share transactions Proceeds from sales of shares	2,800,102	11,797,411
Reinvestment of distributions	377,028	3,827,811
Cost of shares redeemed	(2,135,613)	(3,711,898)
Net increase (decrease) in net assets resulting from share transactions	1,041,517	11,913,324
Total increase (decrease) in net assets	2,715,490	(6,568,345)

Net Assets
Beginning of period	24,786,209	31,354,554
End of period (including undistributed net investment income of $179,089 and undistributed net investment income of $4,216, respectively)	$ 27,501,699	$ 24,786,209
Other Information Shares
Sold	436,617	1,127,333
Issued in reinvestment of distributions	65,343	476,987
Redeemed	(334,099)	(395,836)
Net increase (decrease)	167,861	1,208,484

Financial Highlights

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.66	$ 12.48	$ 11.72	$ 10.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.23	.30	.20	.15
Net realized and unrealized gain (loss)	.46	(4.78)	.99	1.16	.27
Total from investment operations	.51	(4.55)	1.29	1.36	.42
Distributions from net investment income	-	(.29)	(.29)	(.06)	-
Distributions from net realized gain	(.10)	(.98)	(.24)	-	-
Total distributions	(.10)	(1.27)	(.53)	(.06)	-
Net asset value, end of period	$ 7.07	$ 6.66	$ 12.48	$ 11.72	$ 10.42
Total ReturnB, C, D	8.00%	(38.13)%	11.28%	13.12%	4.20%
Ratios to Average Net AssetsF, H
Expenses before reductions	.00%A	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.41%A	2.38%	2.41%	1.84%	3.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,502	$ 24,786	$ 31,355	$ 14,728	$ 4,698
Portfolio turnover rate	17%A	19%	12%	36%	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 3, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio (the Funds) are funds of Variable Insurance Products Fund V. The Variable Insurance Products Fund V (the trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 19, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. All inputs to value investments as of June 30, 2009, for each Fund are categorized as Level 1 in the disclosure hierarchy. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
VIP Investor Freedom Income	$ 20,864,199	$ 181,903	$ (2,452,798)	$ (2,270,895)
VIP Investor Freedom 2005	9,572,961	64,178	(2,117,932)	(2,053,754)
VIP Investor Freedom 2010	57,035,563	146,669	(15,484,993)	(15,338,324)
VIP Investor Freedom 2015	67,203,255	560,404	(17,405,969)	(16,845,565)
VIP Investor Freedom 2020	90,410,721	418,158	(27,757,187)	(27,339,029)
VIP Investor Freedom 2025	34,945,472	415,289	(10,731,814)	(10,316,525)
VIP Investor Freedom 2030	41,734,888	302,265	(14,535,454)	(14,233,189)

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Investor Freedom Income	3,116,520	2,439,613
VIP Investor Freedom 2005	1,638,695	1,398,579
VIP Investor Freedom 2010	3,348,319	4,650,170
VIP Investor Freedom 2015	4,184,169	4,485,767
VIP Investor Freedom 2020	5,389,753	4,710,361
VIP Investor Freedom 2025	3,324,786	1,697,036
VIP Investor Freedom 2030	2,938,949	2,089,029

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

5. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

VIP Investor Freedom Income	0%	$ 30
VIP Investor Freedom 2005	0%	$ 12
VIP Investor Freedom 2010	0%	$ 70
VIP Investor Freedom 2015	0%	$ 82
VIP Investor Freedom 2020	0%	$ 99
VIP Investor Freedom 2025	0%	$ 38
VIP Investor Freedom 2030	0%	$ 43

Semiannual Report

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, FMR or its affiliates were owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,552,872,469.31	95.061
Withheld	288,502,726.49	4.939
TOTAL	5,841,375,195.80	100.000
Albert R. Gamper, Jr.
Affirmative	5,561,890,244.04	95.215
Withheld	279,484,951.76	4.785
TOTAL	5,841,375,195.80	100.000
Abigail P. Johnson
Affirmative	5,555,939,213.33	95.114
Withheld	285,435,982.47	4.886
TOTAL	5,841,375,195.80	100.000
Arthur E. Johnson
Affirmative	5,553,678,620.69	95.075
Withheld	287,696,575.11	4.925
TOTAL	5,841,375,195.80	100.000
Michael E. Kenneally
Affirmative	5,569,390,062.35	95.344
Withheld	271,985,133.45	4.656
TOTAL	5,841,375,195.80	100.000
James H. Keyes
Affirmative	5,566,176,180.94	95.289
Withheld	275,199,014.86	4.711
TOTAL	5,841,375,195.80	100.000
Marie L. Knowles
Affirmative	5,555,399,073.27	95.104
Withheld	285,976,122.53	4.896
TOTAL	5,841,375,195.80	100.000
Kenneth L. Wolfe
Affirmative	5,541,935,763.09	94.874
Withheld	299,439,432.71	5.126
TOTAL	5,841,375,195.80	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,850,324,304.70	83.034
Against	674,248,578.58	11.543
Abstain	316,802,312.52	5.423
TOTAL	5,841,375,195.80	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investor Freedom Funds

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and administration agreement (together, the Advisory Contracts) for each fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under each fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the nature or level of services provided under each fund's Advisory Contracts; or (iii) the day-to-day management of each fund or the persons primarily responsible for such management. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPIFF-SANN-0809
1.833440.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund V's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 31, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 31, 2009